STRATEGIC PARTNERS(SM)

ADVISOR
VARIABLE ANNUITY
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PROSPECTUS: MAY 2, 2005

THIS PROSPECTUS DESCRIBES AN INDIVIDUAL VARIABLE ANNUITY CONTRACT OFFERED BY PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY (PRUCO LIFE OF NEW JERSEY) AND THE PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT. PRUCO LIFE OF NEW JERSEY OFFERS SEVERAL DIFFERENT ANNUITIES WHICH YOUR REPRESENTATIVE MAY BE AUTHORIZED TO OFFER TO YOU. EACH ANNUITY HAS DIFFERENT FEATURES AND BENEFITS THAT MAY BE APPROPRIATE FOR YOU BASED ON YOUR FINANCIAL SITUATION, YOUR AGE AND HOW YOU INTEND TO USE THE ANNUITY. THE DIFFERENT FEATURES AND BENEFITS INCLUDE VARIATIONS IN DEATH BENEFIT PROTECTION, AND THE ABILITY TO ACCESS YOUR ANNUITY'S CONTRACT VALUE. THE FEES AND CHARGES UNDER THE ANNUITY CONTRACT AND THE COMPENSATION PAID TO YOUR REPRESENTATIVE MAY ALSO BE DIFFERENT AMONG EACH ANNUITY. IF YOU ARE PURCHASING THE CONTRACT AS A REPLACEMENT FOR EXISTING VARIABLE ANNUITY OR VARIABLE LIFE COVERAGE, YOU SHOULD CONSIDER, AMONG OTHER THINGS, ANY SURRENDER OR PENALTY CHARGES YOU MAY INCUR WHEN REPLACING YOUR EXISTING COVERAGE. PRUCO LIFE OF NEW JERSEY IS AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF THE PRUDENTIAL INSURANCE COMPANY OF AMERICA.

THE FUNDS
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Strategic Partners Advisor offers a wide variety of investment choices, including variable investment options that invest in underlying mutual funds. Currently, portfolios of the following underlying mutual funds are being offered: The Prudential Series Fund, Inc., American Skandia Trust, Gartmore Variable Insurance Trust, and Janus Aspen Series.

PLEASE READ THIS PROSPECTUS
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Please read this prospectus before purchasing a Strategic Partners Advisor variable annuity contract and keep it for future reference. The current prospectuses for the underlying mutual funds contain important information about the mutual funds. When you invest in a variable investment option that is funded by a mutual fund, you should read the mutual fund prospectus and keep it for future reference.

TO LEARN MORE ABOUT STRATEGIC PARTNERS ADVISOR
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To learn more about the Strategic Partners Advisor variable annuity, you can request a copy of the Statement of Additional Information (SAI) dated May 2, 2005. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. Pruco Life of New Jersey also files other reports with the SEC. All of these filings can be reviewed and copied at the SEC's offices, and can be obtained from the SEC's Public Reference Room, 450 5th Street N.W., Washington, D.C. 20549-0102. (See SEC file number 333-62242). You may obtain information on the operation of the Public Reference Room by calling the SEC at (202) 942-8090. The SEC also maintains a Web site (http://www.sec.gov) that contains the Strategic Partners Advisor SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. The Table of Contents of the SAI is set forth in
Section 10 of this prospectus.

   For a free copy of the SAI, call us at (888) PRU-2888, or write to us at Prudential Annuity Service Center, P.O. Box 7960, Philadelphia, PA 19176.

THE SEC HAS NOT DETERMINED THAT THIS CONTRACT IS A GOOD INVESTMENT, NOR HAS THE SEC DETERMINED THAT THIS PROSPECTUS IS COMPLETE OR ACCURATE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE. INVESTMENT IN A VARIABLE ANNUITY CONTRACT IS SUBJECT TO RISK, INCLUDING THE POSSIBLE LOSS OF YOUR MONEY. AN INVESTMENT IN STRATEGIC PARTNERS ADVISOR IS NOT A BANK DEPOSIT AND IS NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


STRATEGIC PARTNERS(SM) IS A SERVICE MARK OF THE PRUDENTIAL INSURANCE COMPANY OF
AMERICA                                                               ORD01008NY

CONTENTS
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                                       PART I: STRATEGIC PARTNERS ADVISOR PROSPECTUS
                                       ------------------------------------------------------------

                                       SUMMARY
                                       ------------------------------------------------------------
                                                Glossary...........................................      6
                                                Summary............................................      8
                                                Summary of Contract Expenses.......................     10
                                                Expense Examples...................................     15

                                       PART II: STRATEGIC PARTNERS ADVISOR PROSPECTUS
                                       ------------------------------------------------------------

                                       SECTIONS 1-10
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                                           Section 1: What Is The Strategic Partners Advisor
                                             Variable Annuity?.....................................     18
                                                Short Term Cancellation Right Or "Free Look".......     18

                                           Section 2: What Investment Options Can I Choose?........     19
                                                Variable Investment Options........................     19
                                                Transfers Among Options............................     28
                                                Additional Transfer Restrictions...................     28
                                                Dollar Cost Averaging..............................     29
                                                Asset Allocation Program...........................     30
                                                Auto-Rebalancing...................................     30
                                                Scheduled Transactions.............................     30
                                                Voting Rights......................................     31
                                                Substitution.......................................     31

                                           Section 3: What Kind of Payments Will I Receive During
                                             the Income Phase? (Annuitization).....................     32
                                                Payment Provisions.................................     32
                                                    Option 1: Annuity Payments for a Fixed
                                                      Period.......................................     32
                                                    Option 2: Life Income Annuity Option...........     32
                                                    Option 3: Interest Payment Option..............     32
                                                    Other Annuity Options..........................     32
                                                Tax Considerations.................................     32

                                           Section 4: What Is The Death Benefit?...................     34
                                                Beneficiary........................................     34
                                                Calculation of the Death Benefit...................     34
                                                Payout Options.....................................     34

                                           Section 5: What Is The Lifetime Five(SM) Income
                                             Benefit?..............................................     36
                                                Lifetime Five Income Benefit.......................     36

                                           Section 6: How Can I Purchase A Strategic Partners
                                             Advisor Contract?.....................................     42
                                                Purchase Payments..................................     42
                                                Allocation of Purchase Payments....................     42
                                                Calculating Contract Value.........................     42

                                           Section 7: What Are The Expenses Associated With The
                                             Strategic Partners Advisor Contract?..................     44
                                                Insurance and Administrative Charges...............     44
                                                Contract Maintenance Charge........................     44
                                                Taxes Attributable to Premium......................     44
                                                Transfer Fee.......................................     45
                                                Company Taxes......................................     45
                                                Underlying Mutual Fund Fees........................     45

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                                           Section 8: How Can I Access My Money?...................     46
                                                Withdrawals During the Accumulation Phase..........     46
                                                Automated Withdrawals..............................     46
                                                Suspension of Payments or Transfers................     46

                                           Section 9: What Are The Tax Considerations Associated
                                             With The Strategic Partners Advisor Contract?.........     47
                                                Contracts Owned by Individuals (Not Associated with
                                                  Tax Favored Retirement Plans)....................     47
                                                Contracts Held by Tax Favored Plans................     50

                                           Section 10: Other Information...........................     54
                                                Pruco Life Insurance Company of New Jersey.........     54
                                                The Separate Account...............................     54
                                                Sale and Distribution of the Contract..............     54
                                                Litigation.........................................     55
                                                Assignment.........................................     55
                                                Financial Statements...............................     56
                                                Statement of Additional Information................     56
                                                Householding.......................................     56

                                           Appendix................................................     57
                                                Accumulation Unit Values...........................     58

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PART I SUMMARY
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STRATEGIC PARTNERS ADVISOR PROSPECTUS

                                                                          PART I
STRATEGIC PARTNERS ADVISOR PROSPECTUS  SUMMARY

GLOSSARY
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WE HAVE TRIED TO MAKE THIS PROSPECTUS AS EASY TO READ AND UNDERSTAND AS POSSIBLE. BY THE NATURE OF THE CONTRACT, HOWEVER, CERTAIN TECHNICAL WORDS OR TERMS ARE UNAVOIDABLE. WE HAVE IDENTIFIED THE FOLLOWING AS SOME OF THESE WORDS OR TERMS.

ACCUMULATION PHASE

The period that begins with the contract date (which we define below) and ends when you start receiving income payments, or earlier if the contract is terminated through a full withdrawal or payment of a death benefit.

ADJUSTED CONTRACT VALUE

When you begin receiving income payments, the value of your contract minus any charge we impose for premium taxes.

ANNUAL INCOME AMOUNT

Under the terms of the Lifetime Five Income Benefit, an amount that you can withdraw each year as long as the annuitant lives. The annual income amount is set initially as a percentage of the Protected Withdrawal Value, but will be adjusted to reflect subsequent purchase payments, withdrawals, and any step-up.

ANNUAL WITHDRAWAL AMOUNT

Under the terms of the Lifetime Five Income Benefit, an amount that you can withdraw each year as long as there is Protected Withdrawal Value remaining. The Annual Withdrawal Amount is set initially to equal 7% of the initial Protected Withdrawal Value, but will be adjusted to reflect subsequent purchase payments, withdrawals, and any step-up.

ANNUITANT

The person whose life determines the amount of income payments that will be paid. If the annuitant dies before the annuity date, the co-annuitant (if any) becomes the annuitant if the contract's requirements for changing the annuity date are met. If, upon the death of the annuitant, there is no surviving eligible co-annuitant, and the owner is not the annuitant, then the owner becomes the annuitant.

ANNUITY DATE

The date when income payments are scheduled to begin. You must have our permission to change the annuity date. If the co-annuitant becomes the annuitant due to the death of the annuitant, and the co-annuitant is older than the annuitant, then the annuity date will be based on the age of the co-annuitant, provided that the contract's requirements for changing the annuity date are met (e.g., the co-annuitant cannot be older than a specified age). If the co-annuitant is younger than the annuitant, then the annuity date will remain unchanged.

BENEFICIARY

The person(s) or entity you have chosen to receive a death benefit.

BUSINESS DAY

A day on which the New York Stock Exchange is open for business. Our business day generally ends at 4:00 p.m. Eastern time.

CO-ANNUITANT

The person shown on the contract data pages who becomes the annuitant (if eligible) upon the death of the annuitant. No co-annuitant may be designated if the owner is a non-natural person.

CONTRACT DATE

The date we accept your initial purchase payment and all necessary paperwork in good order at the Prudential Annuity Service Center. Contract anniversaries are measured from the contract date. A contract year starts on the contract date or on a contract anniversary.

CONTRACT OWNER, OWNER OR YOU

The person entitled to the ownership rights under the contract.

CONTRACT VALUE

This is the total value of your contract, equal to the sum of the values of your investment in each investment option you have chosen. Your contract value will go up or down based on the performance of the investment options you choose.

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                                                                          PART I
STRATEGIC PARTNERS ADVISOR PROSPECTUS  SUMMARY

DEATH BENEFIT

If a death benefit is payable, the beneficiary you designate will receive, at a minimum, the total invested purchase payments proportionately reduced by withdrawals, or a potentially greater amount related to market appreciation. The Guaranteed Minimum Death Benefit is available for an additional charge. See
Section 4, "What Is The Death Benefit?"

INCOME OPTIONS

Options under the contract that define the frequency and duration of income payments. In your contract, we also refer to these as payout or annuity options.

LIFETIME FIVE INCOME BENEFIT

An optional feature available for an additional charge that guarantees your ability to withdraw amounts equal to a percentage of an initial principal value (called the "Protected Withdrawal Value"), regardless of the impact of market performance on your contract value, subject to our rules regarding the timing and amount of withdrawals. There are two options -- one is designed to provide an annual withdrawal amount for life and the other is designed to provide a greater annual withdrawal amount (than the first option) as long as there is Protected Withdrawal Value.

PROPORTIONAL WITHDRAWALS

A method that involves calculating the percentage of your contract value that each prior withdrawal represented when withdrawn. Proportional withdrawals result in a reduction to the applicable benefit value by reducing such value in the same proportion as the contract value was reduced by the withdrawal as of the date the withdrawal occurred.

PROTECTED WITHDRAWAL VALUE

Under the Lifetime Five Income Benefit, we guarantee an amount that you can withdraw each year until those annual withdrawals, when added together, reach an aggregate limit. We call that aggregate limit the Protected Withdrawal Value. Purchase payments and withdrawals you make will result in an adjustment to the Protected Withdrawal Value. In addition, you may elect to step-up your Protected Withdrawal Value under certain circumstances.

PRUDENTIAL ANNUITY SERVICE CENTER

For general correspondence: P.O. Box 7960, Philadelphia, PA 19176. For express overnight mail: 2101 Welsh Road, Dresher, PA 19025. The phone number is (888) PRU-2888. Prudential's website is www.prudential.com.

PURCHASE PAYMENTS

The amount of money you pay us to purchase the contract. Generally, with some restrictions you can make additional purchase payments at any time during the accumulation phase.

SEPARATE ACCOUNT

Purchase payments allocated to the variable investment options are held by us in a separate account called the Pruco Life of New Jersey Flexible Premium Variable Annuity Account. The separate account is set apart from all of the general assets of Pruco Life of New Jersey.

STATEMENT OF ADDITIONAL INFORMATION

A document containing certain additional information about the Strategic Partners Advisor variable annuity. We have filed the Statement of Additional Information with the Securities and Exchange Commission and it is legally a part of this prospectus. To learn how to obtain a copy of the Statement of Additional Information, see the front cover of this prospectus.

TAX DEFERRAL

This is a way to increase your assets without currently being taxed. Generally, you do not pay taxes on your contract earnings until you take money out of your contract. You should be aware that tax favored plans (such as IRAs) already provide tax deferral regardless of whether they invest in annuity contracts. See
Section 9, "What Are The Tax Considerations Associated With The Strategic Partners Advisor Contract?"

VARIABLE INVESTMENT OPTION

When you choose a variable investment option, we purchase shares of the underlying mutual fund that are held as an investment for that option. We hold these shares in the separate account. The division of the separate account of Pruco Life of New Jersey that invests in a particular mutual fund is referred to in your contract as a subaccount.

                                                                          PART I
STRATEGIC PARTNERS ADVISOR PROSPECTUS  SUMMARY

SUMMARY FOR SECTIONS 1-10
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FOR A MORE COMPLETE DISCUSSION OF THE FOLLOWING TOPICS, SEE THE CORRESPONDING
SECTION IN PART II OF THE PROSPECTUS.

SECTION 1
WHAT IS THE STRATEGIC PARTNERS ADVISOR VARIABLE ANNUITY?

The Strategic Partners Advisor Variable Annuity is a contract, between you, the owner, and us, the insurance company, Pruco Life Insurance Company of New Jersey (Pruco Life Insurance Company of New Jersey will hereafter be referred to as Pruco Life of New Jersey, We or Us). The contract allows you to invest on a tax-deferred basis in one or more of the variable investment options. The contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit.

   The variable investment options available under the contract offer the opportunity for a favorable return. However, this is NOT guaranteed. It is possible, due to market changes, that your investments may decrease in value; including the Prudential Money Market Portfolio variable investment option.

   You can invest your money in any or all of the variable investment options. You are allowed 12 transfers each contract year among the variable investment options, without a charge.

   The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, any earnings grow on a tax-deferred basis and are generally only taxed as income when you make a withdrawal. The income phase starts when you begin receiving regular payments from your contract. The amount of money you are able to accumulate in your contract during the accumulation phase will help determine the amount of payments you will receive during the income phase. Other factors will affect the amount of your payments such as age, gender and the payout option you select.

   We may amend the contract as permitted by law. For example, we may add new features to the contract. Subject to applicable law, we determine whether or not to make such contract amendments available to contracts that already have been issued.

   If you change your mind about owning Strategic Partners Advisor, you may cancel your contract within 10 days after receiving it. This time period is referred to as the "Free-Look" period.

SECTION 2
WHAT INVESTMENT OPTIONS CAN I CHOOSE?

You can invest your money in several variable investment options. The variable investment options are classified according to their investment style, and a brief description of each portfolio's investment objective and key policies is set forth in Section 2, to assist you in determining which portfolios may be of interest to you.

   Depending upon market conditions, you may earn or lose money in any of these options. The value of your contract will fluctuate depending upon the investment performance of the mutual funds used by the variable investment options that you choose. Past performance is not a guarantee of future results.

SECTION 3
WHAT KIND OF PAYMENTS WILL I RECEIVE DURING THE INCOME PHASE? (ANNUITIZATION)

If you want to receive regular income from your annuity, you can choose one of several options, including guaranteed payments for the annuitant's lifetime. Generally, once you begin receiving regular payments, you cannot change your payment plan.

   The Lifetime Five Income Benefit (discussed in Section 5) may provide an additional amount upon which your annuity payments are based.

SECTION 4
WHAT IS THE DEATH BENEFIT?

If the owner dies before the income phase of the contract begins, the person(s) or entity that you have chosen as your beneficiary generally will receive at a minimum, the total amount invested adjusted for withdrawals or a potentially greater amount relating to market appreciation depending on the death benefit option you choose.

SECTION 5
WHAT IS THE LIFETIME FIVE(SM) INCOME BENEFIT?

The Lifetime Five Income Benefit is an optional feature that guarantees your ability to withdraw an amount equal to a percentage of an initial principal value (called the "Protected Withdrawal Value"), regardless of the impact of market performance on your contract value, subject to our rules regarding the timing and amount of withdrawals.

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                                                                          PART I
STRATEGIC PARTNERS ADVISOR PROSPECTUS  SUMMARY

There are two options -- one is designed to provide an annual withdrawal amount for life (the "Life Income Benefit"), and the other is designed to provide a greater annual withdrawal amount (than the first option), as long as there is Protected Withdrawal Value (adjusted, as described in Section 5) (the "Withdrawal Benefit"). The annuitant must be at least 45 years old when the Lifetime Five Income Benefit is elected.

   The charge for the Lifetime Five Income Benefit is a daily fee equal on an annual basis to 0.60% of the contract value allocated to the variable investment options. This charge is in addition to the charge for the applicable death benefit.

SECTION 6
HOW CAN I PURCHASE A STRATEGIC PARTNERS ADVISOR ANNUITY CONTRACT?

You can purchase this contract, under most circumstances, with a minimum initial purchase payment of $10,000. You must get our prior approval for any initial and additional purchase payment of $1,000,000 or more, unless we are prohibited under applicable state law from insisting on such prior approval. Generally, you can add $1,000 or more at any time during the accumulation phase of the contract. Your representative can help you fill out the proper forms.

SECTION 7
WHAT ARE THE EXPENSES ASSOCIATED WITH THE STRATEGIC PARTNERS ADVISOR CONTRACT?

The contract has insurance features and investment features, and there are costs related to each.

- Each year we deduct a contract maintenance charge if your contract value is less than $50,000. This charge is equal to the lesser of $30 or 2% of your contract value.

- For insurance and administrative costs, we also deduct a daily charge based on the average daily value of all assets allocated to the variable investment options, depending on the death benefit (or other) option that you choose. The daily cost is equivalent to an annual charge as follows:

    --  1.4% if you choose the basic death benefit, or

    -- 1.65% if you choose the enhanced death benefit, (i.e., 0.25% in addition to the basic death benefit charge),

    -- 0.60%, if you choose the Lifetime Five Income Benefit. This charge is in addition to the charge for the applicable death benefit.

   There are also expenses associated with mutual funds. For 2004, the fees of these funds ranged on an annual basis from 0.38% to 1.79% of fund assets, which were reduced by expense reimbursements or waivers to 0.38% to 1.30%. These reimbursements or waivers may be terminated at any time.

SECTION 8
HOW CAN I ACCESS MY MONEY?

You may withdraw money at any time during the accumulation phase. You may, however, be subject to income tax and if you make a withdrawal prior to age 59 1/2, an additional tax penalty as well.

   We offer an optional benefit, called the Lifetime Five Income Benefit, under which we guarantee that certain amounts will be available to you for withdrawal, regardless of market-related declines in your contract value. You need not participate in this benefit in order to withdraw some or all of your money.

   For more information, including details about other possible charges under the contract, see "Summary Of Contract Expenses" and Section 7, "What Are The Expenses Associated With The Strategic Partners Advisor Contract?"

SECTION 9
WHAT ARE THE TAX CONSIDERATIONS ASSOCIATED WITH THE STRATEGIC PARTNERS ADVISOR CONTRACT?

Your earnings are generally not taxed until withdrawn. If you withdraw money during the accumulation phase, earnings are withdrawn first and are taxed as income. If you are younger than age 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the earnings in addition to ordinary taxation. A portion of the payments you receive during the income phase is considered a partial return of your original investment and therefore will not be taxable as income. Generally, all amounts withdrawn from an Individual Retirement Annuity (IRA) contract (excluding Roth IRAs) prior to age 59 1/2 are taxable and subject to the 10% penalty.

SECTION 10
OTHER INFORMATION

This contract is issued by Pruco Life Insurance Company of New Jersey (Pruco Life of New Jersey), an indirect wholly-owned subsidiary of The Prudential Insurance Company of America, and sold by registered representatives of affiliated and unaffiliated broker/dealers.

                                                                          PART I
STRATEGIC PARTNERS ADVISOR PROSPECTUS  SUMMARY

SUMMARY OF CONTRACT EXPENSES
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THE PURPOSE OF THIS SUMMARY IS TO HELP YOU TO UNDERSTAND THE COSTS YOU WILL PAY FOR STRATEGIC PARTNERS ADVISOR. THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

For more detailed information, including additional information about current and maximum charges, see Section 7, "What Are The Expenses Associated With The Strategic Partners Advisor Contract?" The individual fund prospectuses contain detailed expense information about the underlying mutual funds.

CONTRACT OWNER TRANSACTION EXPENSES
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MAXIMUM TRANSFER FEE
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       each transfer after 12(1)                   $30.00

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including underlying mutual fund fees and expenses.

PERIODIC ACCOUNT EXPENSES
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MAXIMUM ANNUAL CONTRACT FEE(2)
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                                                   $60.00

INSURANCE AND ADMINISTRATIVE EXPENSES
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       AS A PERCENTAGE OF AVERAGE ACCOUNT VALUE IN VARIABLE INVESTMENT OPTIONS

       Basic Death Benefit                          1.40%

       Basic Death Benefit Option with Lifetime Five
       Income Benefit                               2.00%

       Enhanced Death Benefit                       1.65%

       Enhanced Death Benefit Option with Lifetime Five
       Income Benefit                               2.25%

1: Currently, we charge $10 for each transfer after the twelfth in a contract year. As shown in the table, we can increase that charge up to a maximum of $30, but we have no current intention to do so. You will not be charged for transfers made in connection with Dollar Cost Averaging and Auto-Rebalancing.

2: Currently, we waive this fee if your contract value is greater than or equal to $50,000. If your contract value is less than $50,000, we currently charge the lesser of $30 or 2% of your contract value. This is a single fee that we assess
(a) annually or (b) upon a full withdrawal made on a date other than a contract anniversary. As shown in the table, we can increase this fee in the future up to a maximum of $60, but we have no current intention to do so.

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                                                                          PART I
STRATEGIC PARTNERS ADVISOR PROSPECTUS  SUMMARY

                  TOTAL ANNUAL MUTUAL FUND OPERATING EXPENSES

The next item shows the minimum and maximum total operating expenses (expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses) charged by the underlying mutual funds that you may pay periodically during the time that you own the contract. More detail concerning each underlying mutual fund's fees and expenses is contained below and in the prospectus for each underlying mutual fund. The minimum and maximum total operating expenses depicted below are based on historical fund expenses for the year ended December 31, 2004. Fund expenses are not fixed or guaranteed by the Strategic Partners Advisor contract, and may vary from year to year.

                                                              MINIMUM      MAXIMUM
TOTAL ANNUAL UNDERLYING MUTUAL FUND OPERATING EXPENSES*        0.38%        1.79%

* Actual expenses for the mutual funds were lower due to certain expense reimbursements or waivers. Expense reimbursements or waivers are voluntary and may be terminated at any time. The minimum and maximum expenses, with expense reimbursements, were 0.38% and 1.30%, respectively.

SUMMARY OF CONTRACT EXPENSES CONTINUED

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                                                                          PART I
STRATEGIC PARTNERS ADVISOR PROSPECTUS  SUMMARY

UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES (AS OF DECEMBER 31, 2004)
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AS A PERCENTAGE OF THE AVERAGE NET ASSETS OF THE UNDERLYING PORTFOLIOS
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                                                                                                               TOTAL ANNUAL
                                                              MANAGEMENT         OTHER                      PORTFOLIO OPERATING
                                                                 FEES         EXPENSES(1)      12B-1 FEES        EXPENSES
THE PRUDENTIAL SERIES FUND, INC.
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         Jennison Portfolio                                     0.60%            0.04%            None             0.64%
         Prudential Equity Portfolio                            0.45%            0.03%            None             0.48%
         Prudential Global Portfolio                            0.75%            0.09%            None             0.84%
         Prudential Money Market Portfolio                      0.40%            0.05%            None             0.45%
         Prudential Stock Index Portfolio(2)                    0.35%            0.03%            None             0.38%
         Prudential Value Portfolio                             0.40%            0.04%            None             0.44%
         SP Aggressive Growth Asset Allocation
           Portfolio(3,4)                                       0.84%            0.11%            None             0.95%
         SP AIM Aggressive Growth Portfolio(3,5)                0.95%            0.57%            None             1.52%
         SP AIM Core Equity Portfolio(3)                        0.85%            0.63%            None             1.48%
         SP AllianceBernstein Large-Cap Growth Portfolio        0.90%            0.17%            None             1.07%
         SP Balanced Asset Allocation Portfolio(3,4)            0.76%            0.09%            None             0.85%
         SP Conservative Asset Allocation Portfolio(3,4)        0.72%            0.08%            None             0.80%
         SP Davis Value Portfolio                               0.75%            0.07%            None             0.82%
         SP Goldman Sachs Small Cap Value Portfolio             0.90%            0.06%            None             0.96%
         SP Growth Asset Allocation Portfolio(3,4)              0.81%            0.10%            None             0.91%
         SP Large Cap Value Portfolio                           0.80%            0.06%            None             0.86%
         SP LSV International Value Portfolio (formerly SP
           Deutsche International Equity Portfolio)(3,6)        0.90%            0.33%            None             1.23%
         SP MFS Capital Opportunities Portfolio(3,7)            0.75%            0.70%            None             1.45%
         SP Mid Cap Growth Portfolio(3)                         0.80%            0.26%            None             1.06%
         SP PIMCO High Yield Portfolio                          0.60%            0.08%            None             0.68%
         SP PIMCO Total Return Portfolio                        0.60%            0.05%            None             0.65%
         SP Prudential U.S. Emerging Growth Portfolio           0.60%            0.18%            None             0.78%
         SP Small-Cap Growth Portfolio (formerly SP State
           Street Research Small Company Growth
           Portfolio)(8)                                        0.95%            0.14%            None             1.09%
         SP Strategic Partners Focused Growth Portfolio(3)      0.90%            0.38%            None             1.28%
         SP Technology Portfolio(3,9)                           1.15%            0.64%            None             1.79%
         SP William Blair International Growth Portfolio        0.85%            0.17%            None             1.02%
AMERICAN SKANDIA TRUST(10)
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         AST JPMorgan International Equity Portfolio            1.00%            0.13%            None             1.13%
         AST MFS Global Equity Portfolio                        1.00%            0.35%            None             1.35%
         AST DeAm Small-Cap Growth Portfolio(11)                0.95%            0.22%            None             1.17%
         AST Federated Aggressive Growth Portfolio              0.95%            0.24%            None             1.19%
         AST Small-Cap Value Portfolio (formerly AST Gabelli
           Small-Cap Value Portfolio)(12)                       0.90%            0.18%            None             1.08%
         AST DeAm Small-Cap Value Portfolio(11)                 0.95%            0.33%            None             1.28%
         AST Goldman Sachs Mid-Cap Growth Portfolio(11)         1.00%            0.25%            None             1.25%
         AST Neuberger Berman Mid-Cap Growth Portfolio(11)      0.90%            0.22%            None             1.12%
         AST Neuberger Berman Mid-Cap Value Portfolio(11)       0.90%            0.15%            None             1.05%
         AST Alger All-Cap Growth Portfolio                     0.95%            0.22%            None             1.17%
         AST Gabelli All-Cap Value Portfolio                    0.95%            0.26%            None             1.21%
         AST T. Rowe Price Natural Resources Portfolio          0.90%            0.26%            None             1.16%
         AST MFS Growth Portfolio(11)                           0.90%            0.20%            None             1.10%
         AST Marsico Capital Growth Portfolio(11)               0.90%            0.14%            None             1.04%
         AST Goldman Sachs Concentrated Growth Portfolio(11)    0.90%            0.17%            None             1.07%
         AST DeAm Large-Cap Value Portfolio(11)                 0.85%            0.26%            None             1.11%
         AST AllianceBernstein Growth + Value Portfolio         0.90%            0.32%            None             1.22%
         AST AllianceBernstein Core Value Portfolio
           (formerly AST Sanford Bernstein Core Value
           Portfolio)(13)                                       0.75%            0.24%            None             0.99%
         AST Cohen & Steers Realty Portfolio(11)                1.00%            0.22%            None             1.22%
         AST AllianceBernstein Managed Index 500 Portfolio
           (formerly AST Sanford Bernstein Managed Index 500
           Portfolio)(14)                                       0.60%            0.17%            None             0.77%
         AST American Century Income & Growth Portfolio         0.75%            0.24%            None             0.99%

--------------------------------------------------------------------------------

                                                                          PART I
STRATEGIC PARTNERS ADVISOR PROSPECTUS  SUMMARY

UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES (AS OF DECEMBER 31, 2004)
-------------------------------------------------------------------------------------------------------------------------------
AS A PERCENTAGE OF THE AVERAGE NET ASSETS OF THE UNDERLYING PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                               TOTAL ANNUAL
                                                              MANAGEMENT         OTHER                      PORTFOLIO OPERATING
                                                                 FEES         EXPENSES(1)      12B-1 FEES        EXPENSES
         AST AllianceBernstein Growth & Income Portfolio(11)    0.75%            0.15%            None             0.90%
         AST Hotchkis & Wiley Large-Cap Value Portfolio(11)     0.75%            0.19%            None             0.94%
         AST Global Allocation Portfolio (formerly AST DeAM
           Global Allocation Portfolio)(15)                     0.89%            0.26%            None             1.15%
         AST American Century Strategic Balanced
           Portfolio(11)                                        0.85%            0.27%            None             1.12%
         AST T. Rowe Price Asset Allocation Portfolio(11)       0.85%            0.27%            None             1.12%
         AST T. Rowe Price Global Bond Portfolio                0.80%            0.27%            None             1.07%
         AST Goldman Sachs High Yield Portfolio                 0.75%            0.18%            None             0.93%
         AST Lord Abbett Bond-Debenture Portfolio(11)           0.80%            0.22%            None             1.02%
         AST PIMCO Limited Maturity Bond Portfolio(11)          0.65%            0.17%            None             0.82%
GARTMORE VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
         GVIT Developing Markets Fund(16)                       1.15%            0.38%           0.25%             1.78%
JANUS ASPEN SERIES
-------------------------------------------------------------------------------------------------------------------------------
         Large Cap Growth Portfolio -- Service Shares
           (formerly Growth Portfolio -- Service
           Shares)(16,17)                                       0.64%            0.02%           0.25%             0.91%

1. As noted above, shares of the Portfolios generally are purchased through variable insurance products. Some of the Portfolios and/or their investment advisers and/or distributors have entered into arrangements with us as the issuer of the contract under which they compensate us for providing ongoing services in lieu of the Series and/or Trust providing such services. Amounts paid by a Portfolio under those arrangements are included under "Other Expenses."

2. Effective July 1, 2004, Quantitative Management Associates LLC became the Sub-adviser of the Portfolio. Prior to July 1, 2004, Prudential Investments LLC served as Sub-adviser of the Portfolio.

3. The Portfolios' total actual annual operating expenses for the year ended December 31, 2004 were less than the amount shown in the table due to fee waivers, reimbursement of expenses, and expense offset arrangements. These expense reimbursements are voluntary and may be terminated by Prudential Investments LLC at any time. After accounting for the expense reimbursements, the Portfolios' actual annual operating expenses were:

                                            TOTAL ACTUAL ANNUAL
                                        PORTFOLIO OPERATING EXPENSES
              PORTFOLIO NAME            AFTER EXPENSE REIMBURSEMENT
    SP Aggressive Growth Asset
      Allocation Portfolio                          0.94%
    SP AIM Aggressive Growth Portfolio              1.07%
    SP AIM Core Equity Portfolio                    1.00%
    SP Balanced Asset Allocation
      Portfolio                                     0.84%
    SP Conservative Asset Allocation
      Portfolio                                     0.79%
    SP Growth Asset Allocation
      Portfolio                                     0.90%

                                            TOTAL ACTUAL ANNUAL
                                        PORTFOLIO OPERATING EXPENSES
              PORTFOLIO NAME            AFTER EXPENSE REIMBURSEMENT
    SP LSV International Value
      Portfolio                                     1.10%
    SP MFS Capital Opportunities
      Portfolio                                     1.00%
    SP Mid Cap Growth Portfolio                     1.00%
    SP Strategic Partners Focused
      Growth Portfolio                              1.01%
    SP Technology Portfolio                         1.30%

4. Each asset allocation portfolio invests in a combination of underlying portfolios of The Prudential Series Fund, Inc. The total expenses for each asset allocation portfolio are calculated as a blend of the fees of the underlying portfolios, plus a 0.05% advisory fee payable to the investment adviser, Prudential Investments LLC. The 0.05% advisory fee is included in the amount of each investment advisory fee set forth in the table above.

5. The Portfolio was merged into the SP Mid Cap Growth Portfolio on April 29, 2005.

6. Effective November 19, 2004, LSV Asset Management became Sub-adviser of the Portfolio. Prior to November 19, 2004, Deutsche Asset Management, Inc. served as Sub-adviser of the Portfolio, then named "SP Deutsche International Equity Portfolio."

7. The Portfolio was merged into the Prudential Equity Portfolio on April 29, 2005.

8. Effective May 1, 2005, Neuberger Berman Asset Management Inc. and Eagle Asset Management became Sub-advisers of the Portfolio. Previously, State Street Research and Management Company served as Sub-adviser of the Portfolio, then named "SP State Street Research Small Cap Growth Portfolio."

9. The Portfolio was merged into the SP Prudential U.S. Emerging Growth Portfolio on April 29, 2005.

10. Until November 18, 2004, the Trust had a Distribution Plan under Rule 12b-1 to permit an affiliate of the Trust's investment managers to receive brokerage commissions in connection with purchases and sales of securities held by the Portfolios, and to use these commissions to promote the sale of shares of the Portfolio. The Distribution Plan was terminated effective November 18, 2004. The Total Annual Portfolio Operating Expenses do not reflect any brokerage commissions paid pursuant to the Distribution Plan prior to the Plan's termination.

SUMMARY OF CONTRACT EXPENSES CONTINUED

--------------------------------------------------------------------------------

                                                                          PART I
STRATEGIC PARTNERS ADVISOR PROSPECTUS  SUMMARY

11. The Portfolios' total actual annual operating expenses for the year ended December 31, 2004 were less than the amount shown in the table due to fee waivers, reimbursement of expenses and expense offset arrangements. These waivers, reimbursements, and offset arrangements are voluntary and may be terminated by American Skandia Investment Services, Inc. and Prudential Investments LLC at any time. After accounting for the waivers, reimbursements and offset arrangements, the Portfolios' actual annual operating expenses were:

                                            TOTAL ACTUAL ANNUAL
                                        PORTFOLIO OPERATING EXPENSES
              PORTFOLIO NAME            AFTER EXPENSE REIMBURSEMENT
    AST DeAm Small-Cap Growth Portfolio             1.02%
    AST DeAm Small-Cap Value Portfolio              1.13%
    AST Goldman Sachs Mid-Cap Growth
      Portfolio                                     1.13%
    AST Neuberger Berman Mid-Cap Growth
      Portfolio                                     1.11%
    AST Neuberger Berman Mid-Cap Value
      Portfolio                                     1.04%
    AST MFS Growth Portfolio                        1.07%
    AST Marsico Capital Growth
      Portfolio                                     1.02%
    AST Goldman Sachs Concentrated
      Growth Portfolio                              1.00%

                                            TOTAL ACTUAL ANNUAL
                                        PORTFOLIO OPERATING EXPENSES
              PORTFOLIO NAME            AFTER EXPENSE REIMBURSEMENT
    AST DeAm Large-Cap Value Portfolio              0.99%
    AST Cohen & Steers Realty Portfolio             1.11%
    AST AllianceBernstein Growth &
      Income Portfolio                              0.87%
    AST Hotchkis & Wiley Large-Cap
      Value Portfolio                               0.90%
    AST American Century Strategic
      Balanced Portfolio                            1.09%
    AST T. Rowe Price Asset Allocation
      Portfolio                                     1.07%
    AST Lord Abbett Bond-Debenture
      Portfolio                                     0.97%
    AST PIMCO Limited Maturity Bond
      Portfolio                                     0.79%

12. Effective November 18, 2004, Integrity Asset Management, Lee Munder Capital Group, and J.P. Morgan Fleming Asset Management became Sub-advisers of the Portfolio. Prior to November 18, 2004, GAMCO Investors, Inc. served as Sub-adviser of the Portfolio, then named "AST Gabelli Small-Cap Value Portfolio."

13. Effective May 1, 2005, Alliance Capital Management, L.P. became Sub-adviser of the Portfolio. Prior to May 1, 2005, Sanford C. Bernstein & Co., LLC served as Sub-adviser of the Portfolio, then named "AST Sanford Bernstein Core Value Portfolio."

14. Effective May 1, 2005, Alliance Capital Management, L.P. became Sub-adviser of the Portfolio. Prior to May 1, 2005, Sanford C. Bernstein & Co., LLC served as Sub-adviser of the Portfolio, then named "AST Sanford Bernstein Managed Index 500 Portfolio."

15. (a) The AST Global Allocation Portfolio invests primarily in shares of other AST Portfolios (the "Underlying Portfolios"). The only management fee directly paid by the Portfolio is a 0.10% fee paid to Prudential Investments LLC and American Skandia Investment Services, Inc. The management fee shown in the chart for the Portfolio is (i) that 0.10% management fee paid by the Portfolio plus
(ii) an estimate of the management fees paid by the Underlying Portfolios, which are borne indirectly by investors in the Portfolio. The estimate was calculated based on the percentage of the Portfolio invested in each Underlying Portfolio as of December 31, 2004 using the management fee rates shown in the chart above.
   (b) The expense information shown in the chart for the Portfolio reflects (i) the expenses of the Portfolio itself plus (ii) an estimate of the expenses paid by the Underlying Portfolios, which are borne indirectly by investors in the Portfolio. The estimate was calculated based on the percentage of the Portfolio invested in each Underlying Portfolio as of December 31, 2004 using the expense rates for the Underlying Portfolios shown in the above chart.
   (c) Effective May 1, 2005, Prudential Investments, LLC became Sub-adviser of the Portfolio. Prior to May 1, 2005, Deutsche Asset Management, Inc. served as Sub-adviser of the Portfolio, then named "AST DeAM Global Allocation Portfolio."

16. Because the 12b-1 fee is charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

17. Effective May 1, 2005, the name of the Portfolio was changed from "Growth Portfolio -- Service Shares" to "Large Cap Growth Portfolio -- Service Shares."

                                                                          PART I
STRATEGIC PARTNERS ADVISOR PROSPECTUS  SUMMARY

EXPENSE EXAMPLES
--------------------------------------------------------------------------------

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND UNDERLYING MUTUAL FUND FEES AND EXPENSES.

THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME THE MAXIMUM FEES AND EXPENSES OF ANY OF THE MUTUAL FUNDS, WHICH DO NOT REFLECT ANY EXPENSE REIMBURSEMENTS OR WAIVERS. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE AS INDICATED IN THE TABLES THAT FOLLOW.

Example 1: Enhanced Death Benefit; Lifetime Five Income Benefit

This example assumes that:

-  You invest $10,000 in Strategic Partners Advisor;

-  You choose the ENHANCED Death Benefit;

- You allocate all of your assets to the variable investment option having the maximum total operating expenses;

-  Your investment has a 5% return each year; and

-  The mutual fund's total operating expenses remain the same each year.

Example 2: Basic Death Benefit Option

This example assumes that:

-  You invest $10,000 in Strategic Partners Advisor;

-  You choose the BASIC Death Benefit;

-  You do not choose the Lifetime Five Income Benefit;

- You allocate all of your assets to the variable investment option having the maximum total operating expenses;

-  Your investment has a 5% return each year; and

-  The mutual fund's total operating expenses remain the same each year.

Because this contract has no withdrawal charges, your costs are not impacted by whether or not you choose to make withdrawals. Your actual costs may be higher or lower, but below are examples of what your costs would be based on these assumptions.

ENHANCED DEATH BENEFIT; LIFETIME FIVE INCOME BENEFIT
----------------------------------------------------------
EXAMPLE 1:
----------------------------------------------------------
      1 YR          3 YRS           5 YRS           10 YRS
----------------------------------------------------------
      $349          $1,062          $1,798          $3,739



BASIC DEATH BENEFIT
----------------------------------------------------------
EXAMPLE 2:
----------------------------------------------------------
      1 YR          3 YRS           5 YRS           10 YRS
----------------------------------------------------------
      $324            $989          $1,679          $3,513





NOTES FOR EXPENSE EXAMPLES:

----------------------------------------

THESE EXAMPLES SHOULD NOT BE
CONSIDERED A REPRESENTATION OF PAST
OR FUTURE EXPENSES. ACTUAL EXPENSES
MAY BE GREATER OR LESS THAN THOSE
SHOWN.

If your contract value is less than
$50,000 on your contract
anniversary (or upon a full
withdrawal), we deduct the lesser
of $30.00 or 2% of the contract
value. The examples use an average
annual contract fee, which we
calculated based on our estimate of
the total contract fees we expect
to collect in 2005. Based on these
estimates, the annual contract fee
is included as an annual charge of
0.021% of contract value. Your
actual fees will vary based on the
amount of your contract and your
specific allocation(s).

The table of accumulation unit
values appears in the appendix to
this prospectus.

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PART II SECTIONS 1-10
--------------------------------------------------------------------------------
STRATEGIC PARTNERS ADVISOR PROSPECTUS

                                                                         PART II
STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10

        1:
WHAT IS THE STRATEGIC PARTNERS ADVISOR

        VARIABLE ANNUITY?
--------------------------------------------------------------------------------

THE STRATEGIC PARTNERS ADVISOR VARIABLE ANNUITY IS A CONTRACT BETWEEN YOU, THE OWNER, AND US, THE INSURANCE COMPANY, PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY (PRUCO LIFE OF NEW JERSEY, WE OR US).

Under our contract or agreement, in exchange for your payment to us, we promise to pay you a guaranteed income stream that can begin any time after the first contract anniversary. Your annuity is in the accumulation phase until you decide to begin receiving annuity payments. The date you begin receiving annuity payments is the annuity date. On the annuity date, your contract switches to the income phase.

   This annuity contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you withdraw money from your contract. (If you purchase the annuity contract in a tax-favored plan such as an IRA, that plan generally provides tax deferral even without investing in an annuity contract. Therefore, before purchasing an annuity in a tax-favored plan, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities compared with any other investment that you may use in connection with your retirement plan or arrangement.)

   Strategic Partners Advisor is a variable annuity contract. This means that during the accumulation phase, you can allocate your assets among the variable investment options. The amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the underlying mutual fund associated with that variable investment option. Because the underlying mutual funds' portfolios fluctuate in value depending upon market conditions, your contract value can either increase or decrease. This is important, since the amount of the annuity payments you receive during the income phase depends upon the value of your contract at the time you begin receiving payments.

   As the owner of the contract, you have all of the decision-making rights under the contract. You will also be the annuitant unless you designate someone else. The annuitant is the person who receives the annuity payments when the income phase begins. The annuitant is also the person whose life is used to determine the amount of these payments and how long (if applicable) these payments will continue. On or after the annuity date, the annuitant may not be changed.

   The beneficiary is the person(s) or entity you designate to receive any death benefit. You may change the beneficiary any time prior to the annuity date by making a written request to us.

SHORT TERM CANCELLATION RIGHT OR "FREE LOOK"

If you change your mind about owning Strategic Partners Advisor, you may cancel your contract within 10 days after receiving it. You can request a refund by returning the contract either to the representative who sold it to you, or to the Prudential Annuity Service Center at the address shown on the first page of this prospectus. You will receive a refund equal to your contract value (plus the amount of any fees or other charges) as of the date you surrendered your contract.

                                                                         PART II
STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10

        2:
WHAT INVESTMENT OPTIONS

        CAN I CHOOSE?
--------------------------------------------------------------------------------

THE CONTRACT GIVES YOU THE CHOICE OF ALLOCATING YOUR PURCHASE PAYMENTS TO ANY ONE OR MORE OF THE VARIABLE INVESTMENT OPTIONS.

The variable investment options invest in underlying mutual funds managed by leading investment advisors. These underlying mutual funds may sell their shares to both variable annuity and variable life separate accounts of different insurance companies, which could create the kinds of risks that are described in more detail in the prospectus for the underlying mutual fund. The current prospectuses for the underlying mutual funds also contain important information about the mutual funds. When you invest in a variable investment option that is funded by a mutual fund, you should read the mutual fund prospectus and keep it for future reference.

VARIABLE INVESTMENT OPTIONS

The following chart classifies each of the portfolios based on our assessment of their investment style (as of the date of this prospectus). The chart also provides a description of each portfolio's investment objective and a short, summary description of their key policies to assist you in determining which portfolios may be of interest to you. There is no guarantee that any portfolio will meet its investment objective. The name of the adviser/subadviser for each portfolio appears next to the description.

   The Jennison Portfolio, Prudential Equity Portfolio, Prudential Global Portfolio, Prudential Money Market Portfolio, Prudential Stock Index Portfolio and Prudential Value Portfolio, and each "SP" Portfolio of the Prudential Series Fund, are managed by an indirect wholly-owned subsidiary of Prudential Financial, Inc. called Prudential Investments LLC (PI) under a
"manager-of-managers" approach. The SP Aggressive Growth Asset Allocation Portfolio, SP Balanced Asset Allocation Portfolio, SP Conservative Asset Allocation Portfolio, and SP Growth Asset Allocation Portfolio invest in other Prudential Series Fund Portfolios, and are managed by PI.

   Under the manager-of-managers approach, PI has the ability to assign subadvisers to manage specific portions of a portfolio, and the portion managed by a subadviser may vary from 0% to 100% of the portfolio's assets. The subadvisers that manage some or all of a Prudential Series Fund portfolio are listed on the following chart.

   The portfolios of the American Skandia Trust are co-managed by PI and American Skandia Investment Services, Incorporated, also under a manager-of-managers approach. American Skandia Investment Services, Incorporated is an indirect, wholly-owned subsidiary of Prudential Financial, Inc.

   A fund or portfolio may have a similar name or an investment objective and investment policies resembling those of a mutual fund managed by the same investment adviser that is sold directly to the public. Despite such similarities, there can be no assurance that the investment performance of any such fund or portfolio will resemble that of the publicly available mutual fund.

   Pruco Life has entered into agreements with certain underlying portfolios and/or the investment adviser or distributor of such portfolios. Pruco Life may provide administrative and support services to such portfolios pursuant to the terms of these agreements and under which it receives a fee of up to 0.55% annually (as of May 2, 2005) of the average assets allocated to the portfolio under the contract. These agreements, including the fees paid and services provided, can vary for each underlying mutual fund whose portfolios are offered as sub-accounts.

   In addition, the investment adviser, sub-adviser or distributor of the underlying portfolios may also compensate us by providing reimbursement or paying directly for, among other things, marketing and/or administrative services and/or other services they provide in connection with the contract. These services may include, but are not limited to: co-sponsoring various meetings and seminars attended by broker/dealer firms' registered representatives and creating marketing material discussing the contract and the available options.

   As detailed in the Prudential Series Fund prospectus, although the Prudential Money Market Portfolio is designed to be a stable investment option, it is possible to lose money in that portfolio. For example, when prevailing short-term interest rates are very low, the yield on the Prudential Money Market Portfolio may be so low that, when separate account and contract charges are deducted, you experience a negative return.

        2:
WHAT INVESTMENT OPTIONS CAN I CHOOSE? CONTINUED

--------------------------------------------------------------------------------
PART II  STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10

                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP GROWTH                  JENNISON PORTFOLIO: seeks long-term growth of capital. The     Jennison Associates
                                   Portfolio invests primarily in equity securities of major,     LLC
                                   established corporations that the Sub-adviser believes offer above-average growth prospects.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP BLEND                   PRUDENTIAL EQUITY PORTFOLIO (SP MFS CAPITAL OPPORTUNITIES      GE Asset Management,
                                   PORTFOLIO MERGED INTO THIS PORTFOLIO): seeks long-term         Incorporated;
                                   growth of capital. The Portfolio invests at least 80% of its   Jennison Associates
                                   investable assets in common stocks of major established        LLC; Salomon Brothers
                                   corporations as well as smaller companies that the             Asset Management Inc.
                                   Sub-advisers believe offer attractive prospects of
                                   appreciation.
-----------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY              PRUDENTIAL GLOBAL PORTFOLIO: seeks long-term growth of         Jennison Associates
                                   capital. The Portfolio invests primarily in common stocks      LLC
                                   (and their equivalents) of foreign and U.S. companies.
-----------------------------------------------------------------------------------------------------------------------
 FIXED INCOME                      PRUDENTIAL MONEY MARKET PORTFOLIO: seeks maximum current       Prudential Investment
                                   income consistent with the stability of capital and the        Management, Inc.
                                   maintenance of liquidity.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP BLEND                   PRUDENTIAL STOCK INDEX PORTFOLIO: seeks investment results     Quantitative
                                   that generally correspond to the performance of                Management Associates
                                   publicly-traded common stocks. With the price and yield        LLC
                                   performance of the Standard & Poor's 500 Composite Stock
                                   Price Index (S&P(R) 500) as the benchmark, the Portfolio
                                   normally invests at least 80% of investable assets in S&P
                                   500 stocks.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP VALUE                   PRUDENTIAL VALUE PORTFOLIO: seeks capital appreciation. The    Jennison Associates
                                   Portfolio invests primarily in common stocks that the          LLC
                                   Sub-adviser believes are undervalued -- those stocks that
                                   are trading below their underlying asset value, cash
                                   generating ability and overall earnings and earnings growth.
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/BALANCED         SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO: seeks         Prudential
                                   capital appreciation. The Portfolio seeks to achieve this      Investments LLC
                                   investment objective by investing in several other
                                   Prudential Series Fund Portfolios, which currently consist of domestic equity Portfolios and international equity
                                   Portfolios.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP BLEND                   SP AIM CORE EQUITY PORTFOLIO: seeks long-term growth of        A I M Capital
                                   capital. The Portfolio normally invests at least 80% of        Management, Inc.
                                   investable assets in equity securities, including
                                   convertible securities of established companies that have
                                   long-term above-average growth in earnings and growth
                                   companies that the Sub-adviser believes have the potential for above-average growth in earnings.
-----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PART II  STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10

                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP GROWTH                  SP ALLIANCEBERNSTEIN LARGE-CAP GROWTH PORTFOLIO: seeks         Alliance Capital
                                   long-term capital growth. The Portfolio invests at least 80%   Management, L.P.
                                   of its total assets in the equity securities of a limited
                                   number of large, carefully selected, high-quality U.S.
                                   companies that are judged likely to achieve superior
                                   earnings growth. Normally, about 40-60 companies will be
                                   represented in the Portfolio, with the 25 companies most
                                   highly regarded by the Sub-adviser usually constituting
                                   approximately 70% of the Portfolio's net assets.
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/ BALANCED        SP BALANCED ASSET ALLOCATION PORTFOLIO: seeks to obtain the    Prudential
                                   highest potential total return consistent with the specified   Investments LLC
                                   level of risk tolerance. The Portfolio seeks to provide a
                                   balance between current income and growth of capital by
                                   investing in several other Prudential Series Fund
                                   Portfolios, which currently consist of fixed income
                                   Portfolios, domestic equity Portfolios, and international
                                   equity Portfolios.
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/ BALANCED        SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO: seeks to obtain    Prudential
                                   the highest potential total return consistent with the         Investments LLC
                                   specified level of risk tolerance. The Portfolio seeks to
                                   provide current income with low to moderate capital
                                   appreciation by investing in several other Prudential Series
                                   Fund Portfolios, which currently consist of fixed income
                                   Portfolios, domestic equity Portfolios, and international
                                   equity Portfolios.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP VALUE                   SP DAVIS VALUE PORTFOLIO: seeks growth of capital. The         Davis Advisors
                                   Portfolio invests primarily in common stocks of U.S.
                                   companies with market capitalizations of at least $5
                                   billion. It may also invest in stocks of foreign companies and U.S. companies with smaller capitalizations.
-----------------------------------------------------------------------------------------------------------------------
 SMALL CAP VALUE                   SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO: seeks long-term    Goldman Sachs Asset
                                   capital appreciation. The Portfolio will seek its objective    Management, L.P.
                                   through investments primarily in equity securities that are believed to be undervalued in the marketplace. The Portfolio primarily seeks companies that are small-sized, based on the value of their outstanding stock.
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/ BALANCED        SP GROWTH ASSET ALLOCATION PORTFOLIO: seeks to obtain the      Prudential
                                   highest potential total return consistent with the specified   Investments LLC
                                   level of risk tolerance. The Portfolio seeks to provide
                                   long-term growth of capital with consideration also given to current income by investing in several other Prudential
                                   Series Fund Portfolios, which currently consist of domestic equity Portfolios, fixed income Portfolios, and
                                   international equity Portfolios.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP VALUE                   SP LARGE CAP VALUE PORTFOLIO: seeks long-term growth of        Hotchkis and Wiley
                                   capital. The Portfolio normally invests at least 80% of        Capital Management
                                   investable assets in common stocks and securities              LLC; J.P. Morgan
                                   convertible into common stock of companies that are believed   Investment Management
                                   to be undervalued and have an above-average potential to       Inc.
                                   increase in price, given the company's sales, earnings, book value, cash flow and recent performance. The Portfolio seeks to achieve its objective through investments primarily in
                                   equity securities of large capitalization companies.
-----------------------------------------------------------------------------------------------------------------------

        2:
WHAT INVESTMENT OPTIONS CAN I CHOOSE? CONTINUED

--------------------------------------------------------------------------------
PART II  STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10

                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY              SP LSV INTERNATIONAL VALUE PORTFOLIO (FORMERLY SP DEUTSCHE     LSV Asset Management
                                   INTERNATIONAL EQUITY PORTFOLIO): seeks capital growth. The
                                   Portfolio pursues its objective by primarily investing at
                                   least 80% of the value of its assets in the equity
                                   securities of companies in developed non-U.S. countries that are represented in the MSCI EAFE Index.
-----------------------------------------------------------------------------------------------------------------------
 MID CAP GROWTH                    SP MID CAP GROWTH PORTFOLIO (SP AIM AGGRESSIVE GROWTH          Calamos Advisors LLC
                                   PORTFOLIO MERGED INTO THIS PORTFOLIO): seeks long-term
                                   growth of capital. The Portfolio normally invests at least
                                   80% of investable assets in common stocks and related
                                   securities, such as preferred stocks, convertible securities and depositary receipts for those securities. These
                                   securities typically are of medium market capitalizations, which the subadviser believes have above-average growth
                                   potential.
-----------------------------------------------------------------------------------------------------------------------
 FIXED INCOME                      SP PIMCO HIGH YIELD PORTFOLIO: seeks to maximize total         Pacific Investment
                                   return consistent with preservation of capital and prudent     Management Company
                                   investment management. The Portfolio will invest in a          LLC (PIMCO)
                                   diversified portfolio of fixed-income securities of varying maturities. The average portfolio duration of the Portfolio generally will vary within a three- to six-year time frame based on the Sub-adviser's forecast for interest rates.
-----------------------------------------------------------------------------------------------------------------------
 FIXED INCOME                      SP PIMCO TOTAL RETURN PORTFOLIO: seeks to maximize total       Pacific Investment
                                   return consistent with preservation of capital and prudent     Management Company
                                   investment management. The Portfolio will invest in a          LLC (PIMCO)
                                   diversified portfolio of fixed-income securities of varying maturities. The average portfolio duration of the Portfolio generally will vary within a three- to six-year time frame based on the Sub-adviser's forecast for interest rates.
-----------------------------------------------------------------------------------------------------------------------
 MID CAP GROWTH                    SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO (SP TECHNOLOGY    Jennison Associates
                                   PORTFOLIO MERGED INTO THIS PORTFOLIO): seeks long-term         LLC
                                   capital appreciation. The Portfolio normally invests at
                                   least 80% of investable assets in equity securities of small and medium sized U.S. companies that the Sub-adviser
                                   believes have the potential for above-average earnings
                                   growth.
-----------------------------------------------------------------------------------------------------------------------
 SMALL CAP GROWTH                  SP SMALL-CAP GROWTH PORTFOLIO (FORMERLY SP STATE STREET        Neuberger Berman
                                   RESEARCH SMALL COMPANY GROWTH PORTFOLIO): seeks long-term      Asset Management
                                   capital growth. The Portfolio pursues its objective by         Inc.; Eagle Asset
                                   primarily investing in the common stocks of                    Management
                                   small-capitalization companies.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP GROWTH                  SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO: seeks          Alliance Capital
                                   long-term growth of capital. The Portfolio normally invests    Management, L.P.;
                                   at least 65% of total assets in equity-related securities of   Jennison Associates
                                   U.S. companies that the Sub-advisers believe to have strong    LLC
                                   capital appreciation potential. The Portfolio's strategy is to combine the efforts of two subadvisers and to invest in the favorite stock selection ideas of three portfolio
                                   managers (two of whom invest as a team).
-----------------------------------------------------------------------------------------------------------------------

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PART II  STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10

                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY              SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO: seeks         William Blair &
                                   long-term growth of capital. The Portfolio invests primarily   Company, LLC
                                   in equity-related securities of foreign issuers that the
                                   Sub-adviser thinks will increase in value over a period of years. The Portfolio invests primarily in the common stock of large and medium-sized foreign companies. Under normal
                                   circumstances, the Portfolio invests at least 65% of its
                                   total assets in common stock of foreign companies operating or based in at least five different countries.
-----------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY              AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO: seeks long-term   J.P. Morgan Fleming
                                   capital growth by investing in a diversified portfolio of      Asset Management
                                   international equity securities. The Portfolio seeks to meet its objective by investing, under normal market conditions, at least 80% of its assets in a diversified portfolio of
                                   equity securities of companies located or operating in
                                   developed non-U.S. countries and emerging markets of the
                                   world.
-----------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY              AST MFS GLOBAL EQUITY PORTFOLIO: seeks capital growth. Under   Massachusetts
                                   normal circumstances the Portfolio invests at least 80% of     Financial Services
                                   its assets in equity securities of U.S. and foreign issuers    Company
                                   (including issuers in developing countries). The Portfolio generally seeks to purchase securities of companies with
                                   relatively large market capitalizations relative to the
                                   market in which they are traded.
-----------------------------------------------------------------------------------------------------------------------
 SMALL CAP GROWTH                  AST DEAM SMALL-CAP GROWTH PORTFOLIO: seeks maximum growth of   Deutsche Asset
                                   investors' capital from a portfolio of growth stocks of        Management, Inc.
                                   smaller companies. The Portfolio pursues its objective,
                                   under normal circumstances, by primarily investing at least
                                   80% of its total assets in the equity securities of
                                   small-sized companies included in the Russell 2000 Growth(R)
                                   Index.
-----------------------------------------------------------------------------------------------------------------------
 SMALL CAP GROWTH                  AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO: seeks capital       Federated Equity
                                   growth. The Portfolio pursues its investment objective by      Management Company of
                                   investing primarily in the stocks of small companies that      Pennsylvania/
                                   are traded on national security exchanges, the NASDAQ stock    Federated Global
                                   exchange and the over-the-counter-market.                      Investment Management
                                                                                                  Corp.
-----------------------------------------------------------------------------------------------------------------------
 SMALL CAP VALUE                   AST SMALL-CAP VALUE PORTFOLIO (FORMERLY AST GABELLI            Integrity Asset
                                   SMALL-CAP VALUE PORTFOLIO): seeks to provide long-term         Management; Lee
                                   capital growth by investing primarily in small-                Munder Capital Group;
                                   capitalization stocks that appear to be undervalued. The       J.P. Morgan Fleming
                                   Portfolio will have a non-fundamental policy to invest,        Asset Management
                                   under normal circumstances, at least 80% of the value of its assets in small capitalization companies.
-----------------------------------------------------------------------------------------------------------------------
 SMALL CAP VALUE                   AST DEAM SMALL-CAP VALUE PORTFOLIO: seeks maximum growth of    Deutsche Asset
                                   investors' capital. The Portfolio pursues its objective,       Management, Inc.
                                   under normal market conditions, by primarily investing at
                                   least 80% of its total assets in the equity securities of
                                   small-sized companies included in the Russell 2000(R) Value
                                   Index.
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PART II  STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10

                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 MID-CAP GROWTH                    AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO: seeks long-term    Goldman Sachs Asset
                                   capital growth. The Portfolio pursues its investment           Management, L.P.
                                   objective by investing primarily in equity securities
                                   selected for their growth potential, and normally invests at least 80% of the value of its assets in medium
                                   capitalization companies.
-----------------------------------------------------------------------------------------------------------------------
 MID-CAP GROWTH                    AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO: seeks capital   Neuberger Berman
                                   growth. Under normal market conditions, the Portfolio          Management Inc.
                                   primarily invests at least 80% of its net assets in the
                                   common stocks of mid-cap companies. The Sub-adviser looks
                                   for fast-growing companies that are in new or rapidly
                                   evolving industries.
-----------------------------------------------------------------------------------------------------------------------
 MID-CAP VALUE                     AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO: seeks capital    Neuberger Berman
                                   growth. Under normal market conditions, the Portfolio          Management Inc.
                                   primarily invests at least 80% of its net assets in the
                                   common stocks of mid-cap companies. Under the Portfolio's
                                   value-oriented investment approach, the Sub-adviser looks
                                   for well-managed companies whose stock prices are
                                   undervalued and that may rise in price before other
                                   investors realize their worth.
-----------------------------------------------------------------------------------------------------------------------
 SPECIALTY                         AST ALGER ALL-CAP GROWTH PORTFOLIO: seeks long-term capital    Fred Alger
                                   growth. The Portfolio invests primarily in equity              Management, Inc.
                                   securities, such as common or preferred stocks, that are
                                   listed on U.S. exchanges or in the over-the-counter market.
                                   The Portfolio may invest in the equity securities of
                                   companies of all sizes, and may emphasize either larger or smaller companies at a given time based on the Sub-adviser's assessment of particular companies and market conditions.
-----------------------------------------------------------------------------------------------------------------------
 SPECIALTY                         AST GABELLI ALL-CAP VALUE PORTFOLIO: seeks capital growth.     GAMCO Investors, Inc.
                                   The Portfolio pursues its objective by investing primarily in readily marketable equity securities including common
                                   stocks, preferred stocks and securities that may be
                                   converted at a later time into common stock. The Portfolio may invest in the securities of companies of all sizes, and may emphasize either larger or smaller companies at a given time based on the Sub-adviser's assessment of particular
                                   companies and market conditions.
-----------------------------------------------------------------------------------------------------------------------
 SPECIALTY                         AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO: seeks           T. Rowe Price
                                   long-term capital growth primarily through the common stocks   Associates, Inc.
                                   of companies that own or develop natural resources (such as energy products, precious metals and forest products) and
                                   other basic commodities. The Portfolio normally invests
                                   primarily (at least 80% of its total assets) in the common stocks of natural resource companies whose earnings and
                                   tangible assets could benefit from accelerating inflation.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP GROWTH                  AST MFS GROWTH PORTFOLIO: seeks long-term capital growth and   Massachusetts
                                   future income. Under normal market conditions, the Portfolio   Financial Services
                                   invests at least 80% of its total assets in common stocks      Company
                                   and related securities, such as preferred stocks,
                                   convertible securities and depositary receipts, of companies that the Sub-adviser believes offer better than average
                                   prospects for long-term growth.
-----------------------------------------------------------------------------------------------------------------------

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PART II  STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10

                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP GROWTH                  AST MARSICO CAPITAL GROWTH PORTFOLIO: seeks capital growth.    Marsico Capital
                                   Income realization is not an investment objective and any      Management, LLC
                                   income realized on the Portfolio's investments, therefore, will be incidental to the Portfolio's objective. The
                                   Portfolio will pursue its objective by investing primarily in common stocks of larger, more established companies.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP GROWTH                  AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO: seeks         Goldman Sachs Asset
                                   growth of capital in a manner consistent with the              Management, L.P.
                                   preservation of capital. Realization of income is not a
                                   significant investment consideration and any income realized on the Portfolio's investments, therefore, will be
                                   incidental to the Portfolio's objective. The Portfolio will pursue its objective by investing primarily in equity
                                   securities of companies that the Sub-adviser believes have potential to achieve capital appreciation over the
                                   long-term.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP VALUE                   AST DEAM LARGE-CAP VALUE PORTFOLIO: seeks maximum growth of    Deutsche Asset
                                   capital by investing primarily in the value stocks of larger   Management, Inc.
                                   companies. The Portfolio pursues its objective, under normal market conditions, by primarily investing at least 80% of
                                   the value of its assets in the equity securities of
                                   large-sized companies included in the Russell 1000(R) Value
                                   Index.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP BLEND                   AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO: seeks          Alliance Capital
                                   capital growth by investing approximately 50% of its assets    Management, L.P.
                                   in growth stocks of large companies and approximately 50% of its assets in value stocks of large companies. The Portfolio will invest primarily in common stocks of large U.S.
                                   companies included in the Russell 1000(R) Index.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP VALUE                   AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO (FORMERLY AST       Alliance Capital
                                   SANFORD BERNSTEIN CORE VALUE PORTFOLIO): seeks long-term       Management, L.P.
                                   capital growth by investing primarily in common stocks. The
                                   Sub-adviser expects that the majority of the Portfolio's
                                   assets will be invested in the common stocks of large
                                   companies that appear to be undervalued.
-----------------------------------------------------------------------------------------------------------------------
 SPECIALTY                         AST COHEN & STEERS REALTY PORTFOLIO: seeks to maximize total   Cohen & Steers
                                   return through investment in real estate securities. The       Capital Management,
                                   Portfolio pursues its investment objective by investing,       Inc.
                                   under normal circumstances, at least 80% of its net assets in securities of real estate issuers.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP BLEND                   AST ALLIANCEBERNSTEIN MANAGED INDEX 500 PORTFOLIO (FORMERLY    Alliance Capital
                                   AST SANFORD BERNSTEIN MANAGED INDEX 500 PORTFOLIO): seeks to   Management, L.P.
                                   outperform the Standard & Poor's 500 Composite Stock Price
                                   Index (the "S&P(R) 500") through stock selection resulting in different weightings of common stocks relative to the
                                   index. The Portfolio will invest, under normal
                                   circumstances, at least 80% of its net assets in securities included in the S&P 500.
-----------------------------------------------------------------------------------------------------------------------

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PART II  STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10

                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP VALUE                   AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO: seeks          American Century
                                   capital growth with current income as a secondary objective.   Investment
                                   The Portfolio invests primarily in common stocks that offer    Management, Inc.
                                   potential for capital growth, and may, consistent with its investment objective, invest in stocks that offer potential for current income.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP VALUE                   AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO: seeks         Alliance Capital
                                   long-term growth of capital and income while attempting to     Management, L.P.
                                   avoid excessive fluctuations in market value. The Portfolio normally will invest in common stocks (and securities
                                   convertible into common stocks).
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP VALUE                   AST HOTCHKIS & WILEY LARGE-CAP VALUE PORTFOLIO: seeks          Hotchkis and Wiley
                                   current income and long- term growth of income, as well as     Capital Management,
                                   capital appreciation. The Portfolio invests, under normal      LLC
                                   circumstances, at least 80% of its net assets plus
                                   borrowings for investment purposes in common stocks of large cap U.S. companies, that have a high cash dividend or payout yield relative to the market.
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/BALANCED         AST GLOBAL ALLOCATION PORTFOLIO (FORMERLY AST DEAM GLOBAL      Prudential
                                   ALLOCATION PORTFOLIO): seeks to obtain the highest potential   Investments LLC
                                   total return consistent with a specified level of risk
                                   tolerance. The Portfolio seeks to achieve its investment
                                   objective by investing in several other AST Portfolios
                                   ("Underlying Portfolios"). The Portfolio intends its
                                   strategy of investing in combinations of Underlying
                                   Portfolios to result in investment diversification that an investor could otherwise achieve only by holding numerous
                                   investments.
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/BALANCED         AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO: seeks       American Century
                                   capital growth and current income. The Sub-adviser intends     Investment
                                   to maintain approximately 60% of the Portfolio's assets in     Management, Inc.
                                   equity securities and the remainder in bonds and other fixed income securities.
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/BALANCED         AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO: seeks a high     T. Rowe Price
                                   level of total return by investing primarily in a              Associates, Inc.
                                   diversified portfolio of fixed income and equity securities.
                                   The Portfolio normally invests approximately 60% of its
                                   total assets in equity securities and 40% in fixed income
                                   securities. This mix may vary depending on the Sub-adviser's outlook for the markets.
-----------------------------------------------------------------------------------------------------------------------
 FIXED INCOME                      AST T. ROWE PRICE GLOBAL BOND PORTFOLIO: seeks to provide      T. Rowe Price
                                   high current income and capital growth by investing in         International, Inc.
                                   high-quality foreign and U.S. dollar-denominated bonds. The
                                   Portfolio will invest at least 80% of its total assets in
                                   fixed income securities, including high quality bonds issued or guaranteed by U.S. or foreign governments or their
                                   agencies and by foreign authorities, provinces and
                                   municipalities as well as investment grade corporate bonds and mortgage and asset-backed securities of U.S. and foreign issuers.
-----------------------------------------------------------------------------------------------------------------------

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PART II  STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10

                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 FIXED INCOME                      AST GOLDMAN SACHS HIGH YIELD PORTFOLIO: seeks a high level     Goldman Sachs Asset
                                   of current income and may also consider the potential for      Management, L.P.
                                   capital appreciation. The Portfolio invests, under normal
                                   circumstances, at least 80% of its net assets plus any
                                   borrowings for investment purposes (measured at time of
                                   purchase) in high-yield, fixed-income securities that, at
                                   the time of purchase, are non-investment grade securities.
-----------------------------------------------------------------------------------------------------------------------
 FIXED INCOME                      AST LORD ABBETT BOND-DEBENTURE PORTFOLIO: seeks high current   Lord, Abbett & Co.
                                   income and the opportunity for capital appreciation to         LLC
                                   produce a high total return. To pursue its objective, the
                                   Portfolio will invest, under normal circumstances, at least
                                   80% of the value of its assets in fixed income securities
                                   and normally invests primarily in high yield and investment grade debt securities, securities convertible into common
                                   stock and preferred stocks.
-----------------------------------------------------------------------------------------------------------------------
 FIXED INCOME                      AST PIMCO LIMITED MATURITY BOND PORTFOLIO: seeks to maximize   Pacific Investment
                                   total return consistent with preservation of capital and       Management Company
                                   prudent investment management. The Portfolio will invest in    LLC (PIMCO)
                                   a diversified portfolio of fixed-income securities of
                                   varying maturities. The average portfolio duration of the
                                   Portfolio generally will vary within a one- to three-year
                                   time frame based on the Sub-adviser's forecast for interest rates.
-----------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY              GVIT DEVELOPING MARKETS FUND: seeks long-term capital          Gartmore Global Asset
                                   appreciation, under normal conditions by investing at least    Management
                                   80% of its total assets in stocks of companies of any size     Trust/Gartmore Global
                                   based in the world's developing economies. Under normal        Partners
                                   market conditions, investments are maintained in at least
                                   six countries at all times and no more than 35% of total
                                   assets in any single one of them.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP GROWTH                  JANUS ASPEN SERIES: LARGE CAP GROWTH PORTFOLIO -- SERVICE      Janus Capital
                                   SHARES (FORMERLY GROWTH PORTFOLIO -- SERVICE SHARES): seeks    Management LLC
                                   long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio has a non-
                                   fundamental policy to invest, under normal circumstances, at least 80% of its net assets in large-sized companies.
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PART II  STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10

TRANSFERS AMONG OPTIONS

Subject to certain restrictions, you can transfer money among the variable investment options. The minimum transfer amount is the lesser of $250 or the amount in the investment option from which the transfer is to be made.

   In general, your transfer request may be made by telephone, electronically, or otherwise in paper form to the Prudential Annuity Service Center. We have procedures in place to confirm that instructions received by telephone or electronically are genuine. We will not be liable for following telephone or electronic instructions that we reasonably believe to be genuine. Your transfer request will take effect at the end of the business day on which it was received in good order by us, or by certain entities that we have specifically designated. Our business day usually closes at 4:00 p.m. Eastern time. Our business day may close earlier, for example if regular trading on the New York Stock Exchange closes early. Transfer requests received after 4:00 p.m. Eastern time will take effect at the end of the next business day.

   During the contract accumulation phase, you can make up to 12 transfers each contract year, among the investment options, without charge. If you make more than 12 transfers in one contract year, you may be charged up to $30 for each additional transfer. Currently we charge only $10 for additional transfers. (Dollar Cost Averaging and Auto-Rebalancing transfers are always free, and do not count toward the 12 free transfers per year.)

   For purposes of the 12 free transfers per year that we allow, we will treat multiple transfers that are submitted on the same business day as a single transfer.

ADDITIONAL TRANSFER RESTRICTIONS

We limit your ability to transfer among your contract's variable investment options as permitted by applicable law. We impose a yearly restriction on transfers. Specifically, once you have made 20 transfers among the subaccounts during a contract year, we will accept any additional transfer requests during that year only if the request is submitted to us in writing with an original signature and otherwise is in good order. For purposes of this transfer restriction, we (i) do not view a facsimile transmission as a "writing", (ii) will treat multiple transfer requests submitted on the same business day as a single transfer, and (iii) do not count any transfer that involves one of our systematic programs, such as asset allocation and automated withdrawals.

   Frequent transfers among variable investment options in response to short-term fluctuations in markets, sometimes called "market timing," can make it very difficult for a portfolio manager to manage an underlying mutual fund's investments. Frequent transfers may cause the fund to hold more cash than otherwise necessary, disrupt management strategies, increase transaction costs, or affect performance. For those reasons, the contract was not designed for persons who make programmed, large, or frequent transfers.

   In light of the risks posed to contract owners and other fund investors by frequent transfers, we reserve the right to limit the number of transfers in any contract year for all existing or new contract owners, and to take the other actions discussed below. We also reserve the right to limit the number of transfers in any contract year or to refuse any transfer request for an owner or certain owners if: (a) we believe that excessive transfer activity (as we define it) or a specific transfer request or group of transfer requests may have a detrimental effect on accumulation unit values or the share prices of the underlying mutual funds; or (b) we are informed by a fund (e.g., by the fund's portfolio manager) that the purchase or redemption of fund shares must be restricted because the fund believes the transfer activity to which such purchase and redemption relates would have a detrimental effect on the share prices of the affected fund. Without limiting the above, the most likely scenario where either of the above could occur would be if the aggregate amount of a trade or trades represented a relatively large proportion of the total assets of a particular underlying mutual fund. In furtherance of our general authority to restrict transfers as described above, and without limiting other actions

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PART II  STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10

we may take in the future, we have adopted the following specific restrictions:

- With respect to each variable investment option (other than the Prudential Money Market Portfolio), we track amounts exceeding a certain dollar threshold that were transferred into the option. If you transfer such amount into a particular variable investment option, and within 30 calendar days thereafter transfer (the "Transfer Out") all or a portion of that amount into another variable investment option, then upon the Transfer Out, the former variable investment option becomes restricted (the "Restricted Option"). Specifically, we will not permit subsequent transfers into the Restricted Option for 90 calendar days after the Transfer Out if the Restricted Option invests in a non-international fund, or 180 calendar days after the Transfer Out if the Restricted Option invests in an international fund. For purposes of this rule, we do not (i) count transfers made in connection with one of our systematic programs, such as asset allocation and automated withdrawals and (ii) categorize as a transfer the first transfer that you make after the contract date, if you make that transfer with 30 calendar days after the contract date. Even if an amount becomes restricted under the foregoing rules, you are still free to redeem the amount from your contract at any time.

- We reserve the right to effect exchanges on a delayed basis for all contracts. That is, we may price an exchange involving a variable investment option on the business day subsequent to the business day on which the exchange request was received. Before implementing such a practice, we would issue a separate written notice to contract owners that explains the practice in detail. In addition, if we do implement a delayed exchange policy, we will apply the policy on a uniform basis to all contracts in the relevant class.

- We may impose specific restrictions on financial transactions (including transfer requests) for certain portfolios based on the portfolio's investment and/or transfer restrictions. We may do so to conform to any present or future restriction that is imposed by any portfolio available under this contract.

- If we deny one or more transfer requests under the foregoing rules, we will inform you promptly of the circumstances concerning the denial.

- We will not implement these rules in jurisdictions that have not approved contract language authorizing us to do so, or may implement different rules in certain jurisdictions if required by such jurisdictions. Contract owners in jurisdictions with such limited transfer restrictions, and contract owners who own variable life insurance or variable annuity contracts (regardless of jurisdiction) that do not impose the above-referenced transfer restrictions, might make more numerous and frequent transfers than contract owners who are subject to such limitations. Because contract owners who are not subject to the same transfer restrictions may have the same underlying mutual fund portfolios available to them, unfavorable consequences associated with such frequent trading within the underlying mutual fund (e.g., greater portfolio turnover, higher transaction costs, or performance or tax issues) may affect all contract owners. Apart from jurisdiction-specific and contract differences in transfer restrictions, we will apply these rules uniformly, and will not waive a transfer restriction for any contract owner.

   Although our transfer restrictions are designed to prevent excessive transfers, they are not capable of preventing every potential occurrence of excessive transfer activity.

DOLLAR COST AVERAGING

The dollar cost averaging (DCA) feature allows you to systematically transfer either a fixed dollar amount or a percentage out of the Money Market Portfolio and into any other variable investment option(s). You can transfer money to more than one variable investment option. The investment option used for the transfers is designated as the DCA account. You can have these automatic transfers made from the DCA account monthly, quarterly, semiannually or annually. By allocating amounts on a regular schedule instead of allocating the total amount at one particular time, you may be less

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PART II  STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10

susceptible to the impact of market fluctuations. Of course, there is no guarantee that dollar cost averaging will ensure a profit or protect against a loss in declining markets.

   Transfers will be made automatically on the schedule you elect until the entire amount in your DCA account has been transferred or until you tell us to discontinue the transfers. You can allocate subsequent purchase payments to re-open the DCA account at any time.

   Your transfers will be made on the last calendar day of each transfer period you have selected, provided that the New York Stock Exchange is open on that date. If the New York Stock Exchange is not open on a particular transfer date, the transfer will take effect on the next business day.

   Any dollar cost averaging transfers you make do not count toward the 12 free transfers you are allowed each contract year. The DCA feature is available only during the contract accumulation phase, and is offered without charge.

ASSET ALLOCATION PROGRAM

We recognize the value of having asset allocation models when deciding how to allocate your purchase payments among the investment options. If you choose to participate in the Asset Allocation Program, your representative will give you a questionnaire to complete that will help determine a program that is appropriate for you. Your asset allocation will be prepared based on your answers to the questionnaire. You will not be charged for this service, and you are not obligated to participate or to invest according to program recommendations.

   Asset allocation is a sophisticated method of diversification which allocates assets among classes in order to manage investment risk and enhance returns over the long term. However, asset allocation does not guarantee a profit or protect against a loss. You are not obligated to participate or to invest according to the program recommendations. We do not intend to provide any personalized investment advice in connection with these programs and you should not rely on these programs as providing individualized investment recommendations to you. The asset allocation programs do not guarantee better investment results. We reserve the right to terminate or change the asset allocation programs at any time. You should consult your representative before electing any asset allocation program.

AUTO-REBALANCING

Once your money has been allocated among the variable investment options, the actual performance of the investment options may cause your allocation to shift. For example, an investment option that initially holds only a small percentage of your assets could perform much better than another investment option. Over time, this option could increase to a larger percentage of your assets than you desire. You can direct us to automatically rebalance your assets to return to your original allocation percentages or to subsequent allocation percentages you select. We will rebalance only the variable investment options that you have designated. The DCA account cannot participate in this feature.

   You may choose to have your rebalancing occur monthly, quarterly, semiannually or annually. The rebalancing will occur on the last calendar day of the period you have chosen, provided that the New York Stock Exchange is open on that date. If the New York Stock Exchange is not open on that date, the rebalancing will take effect on the next business day.

   Any transfers you make because of Auto-Rebalancing are not counted toward the 12 free transfers you are allowed per year. This feature is available only during the contract accumulation phase, and is offered without charge. If you choose auto-rebalancing and dollar cost averaging, auto-rebalancing will take place after the transfers from your DCA account.

SCHEDULED TRANSACTIONS

Scheduled transactions include transfers under dollar cost averaging, the asset allocation program, auto-rebalancing, systematic withdrawals, minimum distributions or annuity payments. Scheduled transactions are processed and valued as of the date they are scheduled, unless the scheduled day is not a business day. In that case, the transaction will be processed and

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PART II  STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10

valued on the next business day, unless the next business day falls in the subsequent calendar year, in which case the transaction will be processed and valued on the prior business day.

VOTING RIGHTS

We are the legal owner of the shares in the underlying mutual funds used by the variable investment options. However, we vote the shares of the mutual funds according to voting instructions we receive from contract owners. When a vote is required, we will mail you a proxy which is a form you need to complete and return to us to tell us how you wish us to vote. When we receive those instructions, we will vote all of the shares we own on your behalf in accordance with those instructions. We will vote fund shares for which we do not receive instructions, and any other shares that we own in our own right, in the same proportion as the shares for which we receive instructions. We may change the way your voting instructions are calculated if it is required or permitted by federal or state regulation.

SUBSTITUTION

We may substitute one or more of the underlying mutual funds used by the variable investment options. We would not do this without the approval of the Securities and Exchange Commission (SEC) and any necessary state insurance department approvals. You will be given specific notice in advance of any substitution we intend to make.

                                                                         PART II
STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10

        3:

WHAT KIND OF PAYMENTS WILL I RECEIVE DURING THE

        INCOME PHASE? (ANNUITIZATION)
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PAYMENT PROVISIONS

We can begin making annuity payments any time after the first contract anniversary. Annuity payments must begin no later than the contract anniversary coinciding with or next following the annuitant's 90th birthday.

   We make the income plans described below available at any time before the annuity date. These plans are called "annuity options" or "settlement options." During the income phase, all of the annuity options under this contract are fixed annuity options. This means that your participation in the variable investment options ends on the annuity date. If an annuity option is not selected by the annuity date, the Life Income Annuity Option (Option 2, described below) will automatically be selected unless prohibited by applicable law. GENERALLY, ONCE THE ANNUITY PAYMENTS BEGIN, THE ANNUITY OPTION CANNOT BE CHANGED AND YOU CANNOT MAKE WITHDRAWALS. IN ADDITION TO THE ANNUITY PAYMENT OPTIONS DISCUSSED IN THIS SECTION, PLEASE NOTE THAT IF YOU CHOOSE THE OPTIONAL LIFETIME FIVE INCOME BENEFIT, THERE ARE ADDITIONAL ANNUITY PAYMENT OPTIONS THAT ARE ASSOCIATED WITH THAT BENEFIT. SEE SECTION 5 OF THIS PROSPECTUS FOR ADDITIONAL DETAILS.

OPTION 1
ANNUITY PAYMENTS FOR A FIXED PERIOD

Under this option, we will make equal payments for the period chosen, up to 25 years. The annuity payments may be made monthly, quarterly, semiannually, or annually, as you choose, for the fixed period. If the annuitant dies during the income phase, payments will continue to the beneficiary for the remainder of the fixed period or if the beneficiary so chooses, we will make a single lump sum payment. The amount of the lump sum payment is determined by calculating the present value of the unpaid future payments. This is done by using the interest rate used to compute the actual payments. The interest rate used will be at least 3% a year.

OPTION 2
LIFE INCOME ANNUITY OPTION

Under this option, we will make annuity payments monthly, quarterly, semiannually, or annually, as long as the annuitant is alive. If the annuitant dies before we have made 10 years worth of payments, we will pay the beneficiary in one lump sum the present value of the annuity payments scheduled to have been made over the remaining portion of that 10 year period, unless we were specifically instructed that such remaining annuity payments continue to be paid to the beneficiary. The present value of the remaining annuity payments is calculated by using the interest rate used to compute the amount of the original 120 payments. The interest rate used will be at least 3% a year.

   If an annuity option is not selected by the annuity date, this is the option we will automatically select for you, unless prohibited by applicable law.

OPTION 3
INTEREST PAYMENT OPTION

Under this option, we will credit interest on the adjusted contract value at the rate of at least 3% until you request payment of all or part of the adjusted contract value. We can make interest payments on a monthly, quarterly, semiannual, annual basis or allow the interest to accrue on your contract assets. This option is not available if your contract is held in an IRA. Under this option, all gain in the annuity will be taxable as of the annuity date. Under this option, you can withdraw part or all of the contract value that we are holding at any time.

OTHER ANNUITY OPTIONS

We currently offer a variety of other annuity options not described above. At the time annuity payments are chosen, we may make available to you any of the fixed annuity options that are offered at your annuity date.

TAX CONSIDERATIONS

If your contract is held under a tax-favored plan, you should consider the minimum distribution requirements when selecting your annuity option.

   If contracts are held in connection with "qualified" retirement plans (such as a Section 401(k) plan), please note that if you are married at the time your payments commence, you may be required by federal law to choose an income option that provides at least a 50 percent joint and survivor annuity to your spouse, unless your spouse waives that right. Similarly, if you are married at the time of your death, federal law may

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                                                                         PART II
STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10

require all or a portion of the death benefit to be paid to your spouse, even if you designated someone else as your beneficiary. For more information, consult the terms of your retirement arrangement.

                                                                         PART II
STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10

        4:

WHAT IS THE

        DEATH BENEFIT?
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THE DEATH BENEFIT FEATURE PROTECTS THE VALUE OF THE CONTRACT FOR THE
BENEFICIARY.

BENEFICIARY

The beneficiary is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued, unless you change it at a later date. A change of beneficiary will take effect on the date you sign the change request form, provided that we receive the form in good order. Unless an irrevocable beneficiary has been named, during the accumulation period you can change the beneficiary at any time before the owner dies. For entity-owned contracts, we pay a death benefit upon the death of the annuitant.

CALCULATION OF THE DEATH BENEFIT:

The death benefit to which your beneficiary is entitled depends on whether you elected the basic death benefit or the enhanced death benefit. The enhanced death benefit is available only if you are age 75 or under at the time you purchase the contract.

BASIC DEATH BENEFIT

If the owner dies during the accumulation period, after we receive the appropriate proof of death and any other needed documentation ("due proof of death"), your beneficiary will receive the greater of the following:

-  the contract value as of the date we receive due proof of death; or

- the total of all purchase payments made, proportionally reduced by the effect of withdrawals.

We require due proof of death to be submitted promptly.

ENHANCED DEATH BENEFIT

If the owner dies during the accumulation period and prior to age 80, your beneficiary will receive the greater of the following as of the date we receive due proof of death:

-  the contract value as of the date we receive due proof of death; or

-  the Guaranteed Minimum Death Benefit (GMDB).

We require due proof of death to be submitted promptly.

   The GMDB is calculated daily and is equal to the highest value of the contract on any contract anniversary. This is called the step-up value. Before the first contract anniversary, the step-up value is the initial purchase payment increased by subsequent purchase payments and proportionally reduced by the effect of withdrawals. Between anniversary dates, the step-up value is only increased by additional invested purchase payments and reduced proportionally by withdrawals.

   After the contract anniversary on or next following the 80th birthday of the owner, the beneficiary will receive a death benefit as of the date we receive due proof of death equal to the greater of:

(1) the contract value; or

(2) the GMDB as of the contract anniversary on or next following the owner's 80th birthday increased by subsequent purchase payments since such contract anniversary and proportionally reduced by the effect of withdrawals since such contract anniversary.

   Here is an example of a proportional reduction:

   The current contract value is $100,000 and step-up value is $80,000. The owner makes a withdrawal that reduces the contract value by 50%. The new step-up value is $40,000, or 50% of what it was before the withdrawal.

PAYOUT OPTIONS

The beneficiary may, within 60 days of providing due proof of death, choose to take the death benefit under one of several death benefit payout options listed below.

   The death benefit payout options are:

  Choice 1. Lump sum payment of the death benefit. If the beneficiary does not choose a payout option within sixty days, the beneficiary will receive this payout option.

  Choice 2. The payment of the entire death benefit within 5 years of the date of death of the owner.

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                                                                         PART II
STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10

  Choice 3. Payment of the death benefit under an annuity or annuity settlement option over the lifetime of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary with distribution beginning within one year of the date of death of the owner.

   If the beneficiary is the spouse of the owner at the time of the owner's death, then the contract will continue and the spouse will become the owner. The spouse may, within 60 days of providing due proof of death, elect to take the death benefit under any of the payout options described above.

   The tax consequences to the beneficiary vary among the three death benefit payout options. See Section 9, "What Are The Tax Considerations Associated With The Strategic Partners Advisor Contract?"

   Any portion of the death benefit not applied under Choice 3 within one year of the owner's date of death must be distributed within five years of the date of death.

        5:

WHAT IS THE LIFETIME FIVE

        INCOME BENEFIT?
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PART II  STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10

LIFETIME FIVE INCOME BENEFIT

The Lifetime Five Income Benefit (Lifetime Five) is an optional feature that guarantees your ability to withdraw amounts equal to a percentage of an initial principal value (called the "Protected Withdrawal Value"), regardless of the impact of market performance on your contract value, subject to our rules regarding the timing and amount of withdrawals. There are two options -- one is designed to provide an annual withdrawal amount for life (the "Life Income Benefit") and the other is designed to provide a greater annual withdrawal amount (than the first option) as long as there is Protected Withdrawal Value (adjusted as described below) (the "Withdrawal Benefit"). If there is no Protected Withdrawal Value, the Withdrawal Benefit will be zero. You do not choose between these two options; each option will continue to be available as long as the annuity has a contract value and Lifetime Five is in effect. Certain benefits under Lifetime Five may remain in effect even if the contract value is zero. The option may be appropriate if you intend to make periodic withdrawals from your contract and wish to ensure that market performance will not affect your ability to receive annual payments. You are not required to make withdrawals -- the guarantees are not lost if you withdraw less than the maximum allowable amount each year.

   Lifetime Five is subject to certain restrictions described below.

- Currently, Lifetime Five can be elected only once each contract year, and only where the annuitant and the contract owner are the same person or, if the contract owner is an entity, where there is only one annuitant. We reserve the right to limit the election frequency in the future. Before making any such change to the election frequency, we will provide prior notice to contract owners who have an effective Lifetime Five Income Benefit.

-  The annuitant must be at least 45 years old when Lifetime Five is elected.

- As long as Lifetime Five is in effect, you must allocate your contract value to one or more of the following asset allocation portfolios of the Prudential Series Fund: SP Balanced Asset Allocation Portfolio, SP Conservative Asset Allocation Portfolio, and SP Growth Asset Allocation Portfolio.

PROTECTED WITHDRAWAL VALUE

The Protected Withdrawal Value is initially used to determine the amount of each initial annual payment under the Life Income Benefit and the Withdrawal Benefit. The initial Protected Withdrawal Value is determined as of the date you make your first withdrawal under the contract following your election of Lifetime Five. The initial Protected Withdrawal Value is equal to the greater of (A) the contract value on the date you elect Lifetime Five, plus any additional purchase payments each growing at 5% per year from the date of your election, or application of the purchase payment to your contract, as applicable, until the date of your first withdrawal or the 10th anniversary of the benefit effective date, if earlier), (B) the contract value (before reducing the contract value by the amount of the withdrawal) as of the date of the first withdrawal from your contract, and (C) the highest contract value on each contract anniversary prior to the first withdrawal or on the first 10 contract anniversaries if earlier than the date of your first withdrawal after the benefit effective date. Each value is increased by the amount of any subsequent purchase payments.

- If you elect Lifetime Five at the time you purchase your contract, the contract value will be your initial purchase payment.

- For existing contract owners who are electing the Lifetime Five Benefit, the contract value on the date of the contract owner's election of Lifetime Five will be used to determine the initial Protected Withdrawal Value.

- If you make additional purchase payments after your first withdrawal, the Protected Withdrawal Value will be increased by the amount of each additional purchase payment.

   You may elect to step-up your Protected Withdrawal Value if, due to positive market performance, your contract value is greater than the Protected Withdrawal Value. You are eligible to step-up the Protected

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PART II  STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10

Withdrawal Value on or after the 5th anniversary of the first withdrawal under Lifetime Five. The Protected Withdrawal Value can be stepped up again on or after the 5th anniversary following the preceding step-up. If you elect to step-up the Protected Withdrawal Value, and on the date you elect to step-up, the charges under Lifetime Five have changed for new purchasers, you may be subject to the new charge going forward.

   Upon election of the step-up, we increase the Protected Withdrawal Value to be equal to the then current contract value. For example, assume your initial Protected Withdrawal Value was $100,000 and you have made cumulative withdrawals of $40,000, reducing the Protected Withdrawal Value to $60,000. On the date you are eligible to step-up the Protected Withdrawal Value, your contract value is equal to $75,000. You could elect to step-up the Protected Withdrawal Value to $75,000 on the date you are eligible. If your current Annual Income Amount and Annual Withdrawal Amount (as described below) are less than they would be if we did not reflect the step-up in Protected Withdrawal Value, then we will increase these amounts to reflect the step-up as described below.

   The Protected Withdrawal Value is reduced each time a withdrawal is made on a "dollar-for-dollar" basis up to 7% per contract year of the Protected Withdrawal Value and on the greater of a "dollar-for-dollar" basis or a pro rata basis for withdrawals in a contract year in excess of that amount until the Protected Withdrawal Value is reduced to zero. At that point, the Annual Withdrawal Amount will be zero until such time (if any) as the contract reflects a Protected Withdrawal Value (for example, due to a step-up or additional purchase payments being made into the contract).

ANNUAL INCOME AMOUNT UNDER THE LIFE INCOME BENEFIT

The initial Annual Income Amount is equal to 5% of the initial Protected Withdrawal Value. Under Lifetime Five, if your cumulative withdrawals in a contract year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent contract years. If your cumulative withdrawals are in excess of the Annual Income Amount (Excess Income), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the contract value immediately prior to such withdrawal (see examples of this calculation below). A withdrawal can be considered Excess Income under the Life Income Benefit even though it does not exceed the Annual Withdrawal Amount under the Withdrawal Benefit. When you elect a step-up, your Annual Income Amount increases to equal 5% of your contract value after the step-up if such amount is greater than your Annual Income Amount. Your Annual Income Amount also increases if you make additional purchase payments. The amount of the increase is equal to 5% of any additional purchase payments. Any increase will be added to your Annual Income Amount beginning on the day that the step-up is effective or the purchase payment is made. A determination of whether you have exceeded your Annual Income Amount is made at the time of each withdrawal; therefore, a subsequent increase in the Annual Income Amount will not offset the effect of a withdrawal that exceeded the Annual Income Amount at the time the withdrawal was made.

ANNUAL WITHDRAWAL AMOUNT UNDER THE WITHDRAWAL BENEFIT

The initial Annual Withdrawal Amount is equal to 7% of the initial Protected Withdrawal Value. Under Lifetime Five, if your cumulative withdrawals each contract year are less than or equal to the Annual Withdrawal Amount, your Protected Withdrawal Value will be reduced on a "dollar-for-dollar" basis. If your cumulative withdrawals are in excess of the Annual Withdrawal Amount (Excess Withdrawal), your Annual Withdrawal Amount will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Withdrawal to the contract value immediately prior to such withdrawal (see the examples of this calculation below). When you elect a step-up, your Annual Withdrawal Amount increases to equal 7% of your contract value after the step-up if such amount is greater than your Annual Withdrawal Amount. Your Annual Withdrawal Amount also increases if you make additional purchase payments. The amount of the

        5:

WHAT IS THE LIFETIME FIVE INCOME BENEFIT? CONTINUED
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PART II  STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10

increase is equal to 7% of any additional purchase payments. A determination of whether you have exceeded your Annual Withdrawal Amount is made at the time of each withdrawal; therefore, a subsequent increase in the Annual Withdrawal Amount will not offset the effect of a withdrawal that exceeded the Annual Withdrawal Amount at the time the withdrawal was made.

   Lifetime Five does not affect your ability to make withdrawals under your contract or limit your ability to request withdrawals that exceed the Annual Income Amount and the Annual Withdrawal Amount. You are not required to withdraw all or any portion of the Annual Withdrawal Amount or Annual Income Amount in each contract year.

- If, cumulatively, you withdraw an amount less than the Annual Withdrawal Amount under the Withdrawal Benefit in any contract year, you cannot carry-over the unused portion of the Annual Withdrawal Amount to subsequent contract years.

- If, cumulatively, you withdraw an amount less than the Annual Income Amount under the Life Income Benefit in any contract year, you cannot carry-over the unused portion of the Annual Income Amount to subsequent contract years.

   However, because the Protected Withdrawal Value is only reduced by the actual amount of withdrawals you make under these circumstances, any unused Annual Withdrawal Amount or Annual Income Amount may extend the period of time until the remaining Protected Withdrawal Value is reduced to zero.

   The following examples of dollar-for-dollar and proportional reductions and the step-up of the Protected Withdrawal Value, Annual Withdrawal Amount and Annual Income Amount assume: 1.) the contract date and the effective date of Lifetime Five are February 1, 2005; 2.) an initial purchase payment of $250,000; 3.) the contract value on February 1, 2006 is equal to $265,000; 4.) the first withdrawal occurs on March 1, 2006 when the contract value is equal to $263,000; and 5.) the contract value on March 1, 2011 is equal to $240,000.

   The initial Protected Withdrawal Value is calculated as the greatest of (a),
(b) and (c):

(a) Purchase payment accumulated at 5% per year from February 1, 2005 until March 1, 2006 (393 days) = $250,000 * 1.05(393/365) = $263,484.33

(b)  Contract value on March 1, 2006 (the date of the first withdrawal) =
     $263,000

(c)  Contract value on February 1, 2006 (the first contract anniversary) =
     $265,000

   Therefore, the initial Protected Withdrawal Value is equal to $265,000. The Annual Withdrawal Amount is equal to $18,550 under the Withdrawal Benefit (7% of $265,000). The Annual Income Amount is equal to $13,250 under the Life Income Benefit (5% of $265,000).

EXAMPLE 1. DOLLAR-FOR-DOLLAR REDUCTION

If $10,000 was withdrawn (less than both the Annual Income Amount and the Annual Withdrawal Amount) on March 1, 2006, then the following values would result:

- Remaining Annual Withdrawal Amount for current contract year = $18,550 - $10,000 = $8,550

-  Annual Withdrawal Amount for future contract years remains at $18,550

- Remaining Annual Income Amount for current contract year = $13,250 - $10,000 = $3,250

-  Annual Income Amount for future contract years remains at $13,250

-  Protected Withdrawal Value is reduced by $10,000 from $265,000 to $255,000

EXAMPLE 2. DOLLAR-FOR-DOLLAR AND PROPORTIONAL REDUCTIONS

a) If $15,000 was withdrawn (more than the Annual Income Amount but less than the Annual Withdrawal Amount) on March 1, 2006, then the following values would result:

- Remaining Annual Withdrawal Amount for current contract year = $18,550 - $15,000 = $3,550

-  Annual Withdrawal Amount for future contract years remains at $18,550

-  Remaining Annual Income Amount for current contract year = $0

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PART II  STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10

- Excess of withdrawal over the Annual Income Amount ($15,000 - $13,250 = $1,750) reduces Annual Income Amount for future contract years.

- Reduction to Annual Income Amount = Excess Income/contract value before Excess Income * Annual Income Amount = $1,750/($263,000 - $13,250) * $13,250
   = $93

-  Annual Income Amount for future contract years = $13,250 - $93 = $13,157

-  Protected Withdrawal Value is reduced by $15,000 from $265,000 to $250,000

b) If $25,000 was withdrawn (more than both the Annual Income Amount and the Annual Withdrawal Amount) on March 1, 2006, then the following values would result:

-  Remaining Annual Withdrawal Amount for current contract year = $0

- Excess of withdrawal over the Annual Withdrawal Amount ($25,000 - $18,550 = $6,450) reduces Annual Withdrawal Amount for future contract years.

- Reduction to Annual Withdrawal Amount = Excess Withdrawal/contract value before Excess Withdrawal * Annual Withdrawal Amount = $6,450/($263,000 - $18,550) * $18,550 = $489

-  Annual Withdrawal Amount for future contract years = $18,550 - $489 = $18,061

-  Remaining Annual Income Amount for current contract year = $0

- Excess of withdrawal over the Annual Income Amount ($25,000 - $13,250 = $11,750) reduces Annual Income Amount for future contract years.

- Reduction to Annual Income Amount = Excess Income/contract value before Excess Income * Annual Income Amount = $11,750/($263,000 - $13,250) * $13,250
   = $623

-  Annual Income Amount for future contract years = $13,250 - $623 = $12,627

- Protected Withdrawal Value is first reduced by the Annual Withdrawal Amount ($18,550) from $265,000 to $246,450. It is further reduced by the greater of a dollar-for-dollar reduction or a proportional reduction.

-  Dollar-for-dollar reduction = $25,000 - $18,550 = $6,450

- Proportional reduction = Excess Withdrawal/contract value before Excess Withdrawal * Protected Withdrawal Value = $6,450/($263,000 - $18,550) * $246,450 = $6,503

-  Protected Withdrawal Value = $246,450 - max [$6,450, $6,503] = $239,947

EXAMPLE 3. STEP-UP OF THE PROTECTED WITHDRAWAL VALUE

If the Annual Income Amount ($13,250) is withdrawn each year starting on March 1, 2006 for a period of 5 years, the Protected Withdrawal Value on March 1, 2011 would be reduced to $198,750 [$265,000 - ($13,250 * 5)]. If a step-up is elected on March 1, 2011, then the following values would result:

-  Protected Withdrawal Value = contract value on March 1, 2011 = $240,000

- Annual Income Amount is equal to the greater of the current Annual Income Amount or 5% of the stepped up Protected Withdrawal Value. Current Annual Income Amount is $13,250. 5% of the stepped-up Protected Withdrawal Value is 5% of $240,000, which is $12,000. Therefore, the Annual Income Amount remains $13,250.

- Annual Withdrawal Amount is equal to the greater of the current Annual Withdrawal Amount or 7% of the stepped up Protected Withdrawal Value. Current Annual Withdrawal Amount is $18,550. 7% of the stepped-up Protected Withdrawal Value is 7% of $240,000, which is $16,800. Therefore, the Annual Withdrawal Amount remains $18,550.

BENEFITS UNDER LIFETIME FIVE

- If your contract value is equal to zero, and the cumulative withdrawals in the current contract year are greater than the Annual Withdrawal Amount, Lifetime Five will terminate. To the extent that your contract value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Annual Income Amount and amounts are still payable under both the Life Income Benefit and the Withdrawal Benefit, you will be given the choice

        5:

WHAT IS THE LIFETIME FIVE INCOME BENEFIT? CONTINUED
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PART II  STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10

   of receiving the payments under the Life Income Benefit or under the Withdrawal Benefit. Once you make this election we will make an additional payment for that contract year equal to either the remaining Annual Income Amount or Annual Withdrawal Amount for the contract year, if any, depending on the option you choose. In subsequent contract years we make payments that equal either the Annual Income Amount or the Annual Withdrawal Amount. You will not be able to change the option after your election and no further purchase payments will be accepted under your contract. If you do not make an election, we will pay you annually under the Life Income Benefit. To the extent that cumulative withdrawals in the current contract year that reduced your contract value to zero are more than the Annual Income Amount but less than or equal to the Annual Withdrawal Amount and amounts are still payable under the Withdrawal Benefit, you will receive the payments under the Withdrawal Benefit. In the year of a withdrawal that reduced your contract value to zero, we will make an additional payment to equal any remaining Annual Withdrawal Amount and make payments equal to the Annual Withdrawal Amount in each subsequent year (until the Protected Withdrawal Value is depleted). Once your contract value equals zero no further purchase payments will be accepted under your contract.

- If annuity payments are to begin under the terms of your contract or if you decide to begin receiving annuity payments and there is any Annual Income Amount due in subsequent contract years or any remaining Protected Withdrawal Value, you can elect one of the following three options:

   1.  apply your contract value to any annuity option available;

   2. request that, as of the date annuity payments are to begin, we make annuity payments each year equal to the Annual Income Amount. We make such annuity payments until the annuitant's death; or

   3. request that, as of the date annuity payments are to begin, we pay out any remaining Protected Withdrawal Value as annuity payments. Each year such annuity payments will equal the Annual Withdrawal Amount or the remaining Protected Withdrawal Value if less. We make such annuity payments until the earlier of the annuitant's death or the date the Protected Withdrawal Value is depleted.

   We must receive your request in a form acceptable to us at the Prudential Annuity Service Center.

- In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments as a single life fixed annuity with five payments certain using the greater of the annuity rates then currently available or the annuity rates guaranteed in your contract. The amount that will be applied to provide such annuity payments will be the greater of:

   1. the present value of future Annual Income Amount payments. Such present value will be calculated using the greater of the single life fixed annuity rates then currently available or the single life fixed annuity rates guaranteed in your contract; and

   2.  the contract value.

   If no withdrawal was ever taken, we will determine a Protected Withdrawal Value and calculate an Annual Income Amount and an Annual Withdrawal Amount as if you made your first withdrawal on the date the annuity payments are to begin.

OTHER IMPORTANT CONSIDERATIONS

- Withdrawals under Lifetime Five are subject to all of the terms and conditions of the contract.

- Withdrawals made while Lifetime Five is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the contract. Lifetime Five does not directly affect the contract value or surrender value, but any withdrawal will decrease the contract value by the amount of the withdrawal. If you surrender your contract, you will receive the

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PART II  STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10

   current contract value, not the Protected Withdrawal Value.

- You can make withdrawals from your contract while your contract value is greater than zero without purchasing Lifetime Five. Lifetime Five provides a guarantee that if your contract value declines due to market performance, you will be able to receive your Protected Withdrawal Value or Annual Income Amount in the form of periodic benefit payments.

- You must allocate your contract value to one or more of the following asset allocation portfolios of the Prudential Series Fund: SP Balanced Asset Allocation Portfolio, SP Conservative Asset Allocation Portfolio, and SP Growth Asset Allocation Portfolio.

ELECTION OF LIFETIME FIVE

Lifetime Five can be elected at the time you purchase your contract, or after the contract date. Elections of Lifetime Five are subject to our eligibility rules and restrictions. The contract owner's contract value as of the date of election will be used as the basis to calculate the initial Protected Withdrawal Value, the initial Annual Withdrawal Amount, and the initial Annual Income Amount.

TERMINATION OF LIFETIME FIVE

Lifetime Five terminates automatically when your Protected Withdrawal Value and Annual Income Amount reach zero. You may terminate Lifetime Five at any time by notifying us. If you terminate Lifetime Five, any guarantee provided by the benefit will terminate as of the date the termination is effective.

   Lifetime Five terminates:

-  upon your surrender of the contract,

-  upon the death of the annuitant,

- upon a change in ownership of the contract that changes the tax identification number of the contract owner, or

-  upon your election to begin receiving annuity payments.

   We cease imposing the charge for Lifetime Five upon the earliest to occur of
(i) your election to terminate the benefit, (ii) our receipt of appropriate proof of the death of the owner (or annuitant, for entity owned contracts),
(iii) the annuity date, (iv) automatic termination of the benefit due to an impermissible change of owner or annuitant, or (v) a withdrawal that causes the benefit to terminate.

ADDITIONAL TAX CONSIDERATIONS FOR QUALIFIED CONTRACTS

If you purchase an annuity contract as an investment vehicle for "qualified" investments, including an IRA, the minimum distribution rules under the Internal Revenue Code of 1986, as amended (Code) require that you begin receiving periodic amounts from your annuity contract beginning after age 70 1/2. The amount required under the Code may exceed the Annual Withdrawal Amount and the Annual Income Amount, which will cause us to increase the Annual Income Amount and the Annual Withdrawal Amount in any contract year that required minimum distributions due from your contract that are greater than such amounts. Any such payments will reduce your Protected Withdrawal Value. In addition, the amount and duration of payments under the contract payment and death benefit provisions may be adjusted so that the payments do not trigger any penalty or excise taxes due to tax considerations such as minimum distribution requirements.

        6:

HOW CAN I PURCHASE A STRATEGIC PARTNERS

        ADVISOR CONTRACT?
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PART II  STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10

PURCHASE PAYMENTS

The initial purchase payment is the amount of money you give us to purchase the contract. The minimum initial purchase payment is $10,000. You must get our prior approval for an initial and additional purchase payment of $1,000,000 or more, unless we are prohibited under applicable state law from insisting on such prior approval. With some restrictions, you can make additional purchase payments by means other than electronic fund transfer of no less than $1,000 at any time during the accumulation phase. However, we impose a minimum of $100 with respect to additional purchase payments made through electronic fund transfers.

   You may purchase this contract only if the oldest of the owner or annuitant is age 85 or younger on the contract date. Certain age limits apply to certain features and benefits described herein. No subsequent purchase payments may be made on or after the earliest of the 86th birthday of:

-  the owner; or

-  the annuitant.

   Currently, the maximum aggregate purchase payments you may make is $20 million. We limit the maximum total purchase payments in any contract year other than the first to $2 million absent our prior approval. Depending on applicable state law, other limits may apply.

ALLOCATION OF PURCHASE PAYMENTS

When you purchase a contract, we will allocate your purchase payment among the variable investment options based on the percentages you choose. The percentage of your allocation to a particular investment option can range in whole percentages from 0% to 100%.

   When you make an additional purchase payment, it will be allocated in the same way as your most recent purchase payment, unless you tell us otherwise.

   You may change your allocation of future invested purchase payments at any time. Contact the Prudential Annuity Service Center for details.

   We generally will credit the initial purchase payment to your contract within two business days from the day on which we receive your payment in good order at the Prudential Annuity Service Center. If, however, your first payment is made without enough information for us to set up your contract, we may need to contact you to obtain the required information. If we are not able to obtain this information within five business days, we will within that five business day period either return your purchase payment or obtain your consent to continue holding it until we receive the necessary information. We will generally credit each subsequent purchase payment as of the business day we receive it in good order at the Prudential Annuity Service Center. Our business day generally closes at 4:00 p.m. Eastern time. Our business day may close earlier, for example if regular trading on the New York Stock Exchange closes early. Subsequent purchase payments received in good order after the close of the business day will be credited on the following business day.

   At our discretion, we may give initial and subsequent purchase payments (as well as transfers) received in good order by certain broker/dealers prior to the close of a business day the same treatment as they would have received had they been received at the same time at the Prudential Annuity Service Center. For more detail, talk to your registered representative.

CALCULATING CONTRACT VALUE

The value of your contract will go up or down depending on the investment performance of the variable investment options you choose. To determine the value of your contract, we use a unit of measure called an accumulation unit. An accumulation unit works like a share of a mutual fund.

   Every day we determine the value of an accumulation unit for each of the variable investment options. We do this by:

1) Adding up the total amount of money allocated to a specific investment option;

2) Subtracting from that amount insurance charges and any other applicable charges such as for taxes; and

3) Dividing this amount by the number of outstanding accumulation units.

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PART II  STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10

   When you make a purchase payment to a variable investment option, we credit your contract with accumulation units of the subaccount or subaccounts selected. The number of accumulation units credited to your contract is determined by dividing the amount of the purchase payment allocated to an investment option by the unit price of the accumulation unit for that investment option. We calculate the unit price for each investment option after the New York Stock Exchange closes each day and then credit your contract. The value of the accumulation units can increase, decrease, or remain the same from day to day.

   We cannot guarantee that your contract value will increase or that it will not fall below the amount of your total purchase payments.

        7:
WHAT ARE THE EXPENSES ASSOCIATED WITH THE STRATEGIC

        PARTNERS ADVISOR CONTRACT?
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PART II  STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10

THERE ARE CHARGES AND OTHER EXPENSES ASSOCIATED WITH THE CONTRACT THAT REDUCE THE RETURN ON YOUR INVESTMENT. THESE CHARGES AND EXPENSES ARE DESCRIBED BELOW.

The charges under the contracts are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the contracts. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the contracts. If, as we expect, the charges that we collect from the contracts exceed our total costs in connection with the contracts, we will earn a profit. Otherwise, we will incur a loss. The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this prospectus identifies such expenses or risks in the name of the charge; however, the fact that any charge bears the name of, or is designed primarily to defray a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk. Nor does it mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the contract.

INSURANCE AND ADMINISTRATIVE CHARGES

Each day we make a deduction for the insurance and administrative charges. These charges cover our expenses for mortality and expense risk, administration, marketing and distribution. If you choose the Lifetime Five Income Benefit, the insurance and administrative cost also includes a charge to cover our assumption of the associated risk. The mortality risk portion of the charge is for assuming the risk that the annuitant(s) will live longer than expected based on our life expectancy tables. When this happens, we pay a greater number of annuity payments. We also incur the risk that the death benefit amount exceeds the contract value. The expense risk portion of the charge is for assuming the risk that the current charges will be insufficient in the future to cover the cost of administering the contract. The administrative expense portion of the charge compensates us for the expenses associated with the administration of the contract. This includes preparing and issuing the contract; establishing and maintaining contract records; preparation of confirmations and annual reports; personnel costs; legal and accounting fees; filing fees; and systems costs.

   The insurance charge is equal, on an annual basis, to 1.40% (Basic Death Benefit) or 1.65% (i.e., 0.25% in addition to the basic death benefit charge) (Enhanced Death Benefit) of the daily value of the contract.

   We impose an additional charge of 0.60% annually if you choose the Lifetime Five Income Benefit option. The 0.60% charge is in addition to the charge we impose for the applicable death benefit. Upon any reset of the amounts guaranteed under this benefit, we reserve the right to adjust the charge to that being imposed at that time for new elections of the benefit.

   If the charges under the contract are not sufficient to cover our expenses, then we will bear the loss. We do, however, expect to profit from these charges. Any profits made from these charges may be used by us to pay for the costs of distributing the contracts.

CONTRACT MAINTENANCE CHARGE

On each contract anniversary during the accumulation phase, if your contract value is less than $50,000, we will deduct the lesser of $30 or 2% of your contract value, for administrative expenses. While this is what we currently charge, we may increase this charge up to a maximum of $60. Also, we may raise the level of the contract value at which we waive this fee. The charge will be deducted proportionately from each of the contract's variable investment options. This charge will also be deducted when you surrender your contract if your contract value is less than $50,000.

TAXES ATTRIBUTABLE TO PREMIUM

There may be federal, state and local premium based taxes applicable to your purchase payment. We are responsible for the payment of these taxes and may

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PART II  STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10

make a deduction from the value of the contract to pay some or all of these taxes. New York does not currently charge premium taxes on annuities. It is our current practice not to deduct a charge for the federal tax associated with deferred acquisition costs paid by us that are based on premium received. However, we reserve the right to charge the contract owner in the future for any such tax associated with deferred acquisition costs and any federal, state or local income, excise, business or any other type of tax measured by the amount of premium received by us.

TRANSFER FEE

You can make 12 free transfers every contract year. We measure a contract year from the date we issue your contract (contract date). If you make more than 12 transfers in a contract year (excluding Dollar Cost Averaging and Auto-Rebalancing), we will deduct a transfer fee of $10 for each additional transfer. (We may increase this fee to a maximum of $30, but have no current intention to do so.) We will deduct the transfer fee pro-rata from the investment options from which the transfer is made.

COMPANY TAXES

We pay company income taxes on the taxable corporate earnings created by this separate account product. While we may consider company income taxes when pricing our products, we do not currently include such income taxes in the tax charges you pay under the contract. We will periodically review the issue of charging for these taxes and may impose a charge in the future.

   In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets, which are treated as company assets under applicable income tax law. These benefits reduce our overall corporate income tax liability. Under current law, such benefits may include foreign tax credits and corporate dividend received deductions. We do not pass these tax benefits through to holders of the separate account annuity contracts because (i) the contract owners are not the owners of the assets generating these benefits under applicable income tax law and (ii) we do not currently include company income taxes in the tax charges you pay under the contract. We reserve the right to change these tax practices.

UNDERLYING MUTUAL FUND FEES

When you allocate a purchase payment or a transfer to the variable investment options, we in turn invest in shares of a corresponding underlying mutual fund. Those funds charge fees that are in addition to the contract-related fees described in this section. For 2004, the fees of these funds ranged on an annual basis from 0.38% to 1.30% of fund assets (these fees reflect the effect of expense reimbursements or waivers, which may terminate at any time). For additional information about these fund fees, please consult the prospectuses for the fund.

        8:

HOW CAN I

        ACCESS MY MONEY?
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PART II  STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10

YOU CAN ACCESS YOUR MONEY BY:

- MAKING A WITHDRAWAL (EITHER PARTIAL OR COMPLETE); OR

- ELECTING TO RECEIVE ANNUITY PAYMENTS DURING THE INCOME PHASE.

WITHDRAWALS DURING THE ACCUMULATION PHASE

When you make a full withdrawal, you will receive the value of your contract minus the contract maintenance fee, if applicable. We will calculate the value of your contract and charges, if any, as of the date we receive your request in good order at the Prudential Annuity Service Center.

   Unless you tell us otherwise, any partial withdrawal will be made proportionately from all of the variable investment options you have selected. The minimum amount which may be withdrawn is $250. If you request a withdrawal that would reduce your total contract value below the minimum $2,000, we will withdraw the maximum amount that will not reduce the total contract value below that amount.

   We will generally pay the withdrawal amount, less any required tax withholding, within seven days after we receive a withdrawal request in good order.

   INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS ALSO MAY APPLY TO ANY WITHDRAWAL YOU MAKE. FOR A MORE COMPLETE EXPLANATION, SEE SECTION 9.

AUTOMATED WITHDRAWALS

We offer an automated withdrawal feature. This feature enables you to receive periodic withdrawals in monthly, quarterly, semiannual or annual intervals. We will process your withdrawals at the end of the business day at the intervals you specify. We will continue at these intervals until you tell us otherwise. You can make withdrawals from any designated investment option or proportionally from all investment options. The minimum automated withdrawal amount you can make generally is $100. An assignment of the contract terminates any automated withdrawal program that you had in effect.

   INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO AUTOMATED WITHDRAWALS. FOR A MORE COMPLETE EXPLANATION, SEE SECTION 9.

SUSPENSION OF PAYMENTS OR TRANSFERS

The SEC may require us to suspend or postpone payments made in connection with withdrawals or transfers for any period when:

- The New York Stock Exchange is closed (other than customary weekend and holiday closings);

-  Trading on the New York Stock Exchange is restricted;

- An emergency exists, as determined by the SEC, during which sales and redemptions of shares of the underlying mutual funds are not feasible or we cannot reasonably value the accumulation units; or

- The SEC, by order, permits suspension or postponement of payments for the protection of owners.

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WHAT ARE THE TAX CONSIDERATIONS ASSOCIATED WITH THE STRATEGIC

                    PARTNERS ADVISOR CONTRACT?
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PART II  STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10

The tax considerations associated with the Strategic Partners Advisor contract vary depending on whether the contract is (i) owned by an individual and not associated with a tax-favored retirement plan (including contracts held by a non-natural person, such as a trust, acting as an agent for a natural person), or (ii) held under a tax-favored retirement plan. We discuss the tax considerations for these categories of contracts below. The discussion is general in nature and describes only federal income tax law (not state or other tax laws). It is based on current law and interpretations, which may change. The discussion includes a description of certain spousal rights under the contract and under tax-qualified plans. Our administration of such spousal rights and related tax reporting accords with our understanding of the Defense of Marriage Act (which defines a "marriage" as a legal union between a man and a woman and a "spouse" as a person of the opposite sex). The information provided is not intended as tax advice. You should consult with a qualified tax advisor for complete information and advice. References to purchase payments below relate to your cost basis in your contract. Generally, your cost basis in a contract not associated with a tax-favored retirement plan is the amount you pay into your contract, or into annuities exchanged for your contract, on an after-tax basis less any withdrawals of such payments.

   This contract may also be purchased as a non-qualified annuity (i.e., a contract not held under a tax-favored retirement plan) by a trust or custodial IRA or 403(b) account, which can hold other permissible assets other than the annuity. The terms and administration of the trust or custodial account in accordance with the laws and regulations for IRAs or 403(b)s, as applicable, are the responsibility of the applicable trustee or custodian.

CONTRACTS OWNED BY INDIVIDUALS (NOT ASSOCIATED WITH TAX-FAVORED RETIREMENT
PLANS)

TAXES PAYABLE BY YOU

We believe the contract is an annuity contract for tax purposes. Accordingly, as a general rule, you should not pay any tax until you receive money under the contract.

   Generally, annuity contracts issued by the same company (and affiliates) to you during the same calendar year must be treated as one annuity contract for purposes of determining the amount subject to tax under the rules described below.

   It is possible that the Internal Revenue Service (IRS) would assert that some or all of the charges for the optional benefits under the contract such as the Guaranteed Minimum Death Benefit, should be treated for federal income tax purposes as a partial withdrawal from the contract. If this were the case, the charge for this benefit could be deemed a withdrawal and treated as taxable to the extent there are earnings in the contract. Additionally, for owners under age 59 1/2, the taxable income attributable to the charge for the benefit could be subject to a tax penalty.

   If the IRS determines that the charges for one or more benefits under the contract are taxable withdrawals, then the sole or surviving owner will be provided with a notice from us describing available alternatives regarding these benefits.

TAXES ON WITHDRAWALS AND SURRENDER

If you make a withdrawal from your contract or surrender it before annuity payments begin, the amount you receive will be taxed as ordinary income, rather than as return of purchase payments, until all gain has been withdrawn. You will generally be taxed on any withdrawals from the contract while you are alive even if the withdrawal is paid to someone else.

   If you assign or pledge all or part of your contract as collateral for a loan, the part assigned generally will be treated as a withdrawal. Also, if you elect the interest payment option that we may offer, that election will be treated, for tax purposes, as surrendering your contract.

   If you transfer your contract for less than full consideration, such as by gift, you will trigger tax on any gain in the contract. This rule does not apply if you transfer the contract to your spouse or under most circumstances you transfer the contract incident to divorce.

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PART II  STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10

TAXES ON ANNUITY PAYMENTS

A portion of each annuity payment you receive will be treated as a partial return of your purchase payments and will not be taxed. The remaining portion will be taxed as ordinary income. Generally, the nontaxable portion is determined by multiplying the annuity payment you receive by a fraction, the numerator of which is your purchase payments (less any amounts previously received tax-free) and the denominator of which is the total expected payments under the contract.

   After the full amount of your purchase payments have been recovered tax-free, the full amount of the annuity payments will be taxable. If annuity payments stop due to the death of the annuitant before the full amount of your purchase payments have been recovered, a tax deduction may be allowed for the unrecovered amount.

TAX PENALTY ON WITHDRAWALS AND ANNUITY PAYMENTS

Any taxable amount you receive under your contract may be subject to a 10% tax penalty. Amounts are not subject to this tax penalty if:

-  the amount is paid on or after you reach age 59 1/2 or die;

-  the amount received is attributable to your becoming disabled;

- the amount paid or received is in the form of substantially equal payments not less frequently than annually (please note that substantially equal payments must continue until the later of reaching age 59 1/2 or 5 years. Modification of payments during that time period will generally result in retroactive application of the 10% tax penalty.); or

- The amount received is paid under an immediate annuity contract (in which annuity payments begin within one year of purchase).

SPECIAL RULES IN RELATION TO TAX-FREE EXCHANGES UNDER SECTION 1035

Section 1035 of the Internal Revenue Code of 1986, as amended (Code) permits certain tax-free exchanges of a life insurance, annuity or endowment contract for an annuity. If the annuity is purchased through a tax-free exchange of a life insurance, annuity or endowment contract that was purchased prior to August 14, 1982, then any purchase payments made to the original contract prior to August 14, 1982 will be treated as made to the new contract prior to that date. (See "Federal Tax Status" in the Statement of Additional Information).

   Partial surrenders may be treated in the same way as tax-free 1035 exchanges of entire contracts, therefore avoiding current taxation of any gains in the contract as well as the 10% tax penalty on pre-age 59 1/2 withdrawals. The IRS has reserved the right to treat transactions it considers abusive as ineligible for this favorable partial 1035 exchange treatment. We do not know what transactions may be considered abusive. For example, we do not know how the IRS may view early withdrawals or annuitizations after a partial exchange. In addition, it is unclear how the IRS will treat a partial exchange from a life insurance, endowment, or annuity contract into an immediate annuity. As of the date of this prospectus, we will accept a partial 1035 exchange from a non-qualified annuity into an immediate annuity as a "tax-free" exchange for future tax reporting purposes, except to the extent that we, as a reporting and withholding agent, believe that we would be expected to deem the transaction to be abusive. However, some insurance companies may not recognize these partial surrenders as tax-free exchanges and may report them as taxable distributions to the extent of any gain distributed as well as subjecting the taxable portion of the distribution to the 10% tax penalty. We strongly urge you to discuss any transaction of this type with your tax advisor before proceeding with the transaction.

TAXES PAYABLE BY BENEFICIARIES

The death benefit options are subject to income tax to the extent the distribution exceeds the cost basis in the contract. The value of the death benefit, as determined under federal law, is also included in the owner's estate.

   Generally, the same tax rules described above would also apply to amounts received by your beneficiary. Choosing any option other than a lump sum death

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PART II  STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10

benefit may defer taxes. Certain minimum distribution requirements apply upon your death, as discussed further below.

   Tax consequences to the beneficiary vary among the death benefit payment options.

-  Choice 1:  The beneficiary is taxed on earnings in the contract.

- Choice 2: The beneficiary is taxed as amounts are withdrawn (in this case earnings are treated as being distributed first).

- Choice 3: The beneficiary is taxed on each payment (part will be treated as earnings and part as return of premiums).

REPORTING AND WITHHOLDING ON DISTRIBUTIONS

Taxable amounts distributed from your annuity contract are subject to federal and state income tax reporting and withholding. In general, we will withhold federal income tax from the taxable portion of such distribution based on the type of distribution. In the case of an annuity or similar periodic payment, we will withhold as if you are a married individual with three exemptions unless you designate a different withholding status. In the case of all other distributions, we will withhold at a 10% rate. You may generally elect not to have tax withheld from your payments. An election out of withholding must be made on forms that we provide.

   State income tax withholding rules vary and we will withhold based on the rules of your State of residence. Special tax rules apply to withholding for nonresident aliens, and we generally withhold income tax for nonresident aliens at a 30% rate. A different withholding rate may be applicable to a nonresident alien based on the terms of an existing income tax treaty between the United States and the nonresident alien's country. Please refer to the CONTRACTS HELD BY TAX FAVORED PLANS section below for a discussion regarding withholding rules for tax favored plans (for example, an IRA).

   Regardless of the amount withheld by us, you are liable for payment of federal and state income tax on the taxable portion of annuity distributions. You should consult with your tax advisor regarding the payment of the correct amount of these income taxes and potential liability if you fail to pay such taxes.

ANNUITY QUALIFICATION

   DIVERSIFICATION AND INVESTOR CONTROL. In order to qualify for the tax rules applicable to annuity contracts described above, the assets underlying the variable investment options of the annuity contract must be diversified, according to certain rules. We believe these diversification rules will be met.

   An additional requirement for qualification for the tax treatment described above is that we, and not you as the contract owner, must have sufficient control over the underlying assets to be treated as the owner of the underlying assets for tax purposes. While we also believe these investor control rules will be met, the Treasury Department may promulgate guidelines under which a variable annuity will not be treated as an annuity for tax purposes if persons with ownership rights have excessive control over the investments underlying such variable annuity. It is unclear whether such guidelines, if in fact promulgated, would have retroactive effect. It is also unclear what effect, if any, such guidelines may have on transfers between the investment options offered pursuant to this prospectus. We will take any action, including modifications to your contract or the investment options, required to comply with such guidelines if promulgated.

   Please refer to the Statement of Additional Information for further information on these diversification and investor control issues.

   REQUIRED DISTRIBUTIONS UPON YOUR DEATH. Upon your death, certain distributions must be made under the contract. The required distributions depend on whether you die before you start taking annuity payments under the contract or after you start taking annuity payments under the contract.

   If you die on or after the annuity date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.

   If you die before the annuity date, the entire interest in the contract must be distributed within 5 years after

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PART II  STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10

the date of death. However, if a periodic payment option is selected by your designated beneficiary and if such payments begin within 1 year of your death, the value of the contract may be distributed over the beneficiary's life or a period not exceeding the beneficiary's life expectancy. Your designated beneficiary is the person to whom benefit rights under the contract pass by reason of death, and must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.

   If the contract is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the owner.

   CHANGES IN THE CONTRACT. We reserve the right to make any changes we deem necessary to assure that the contract qualifies as an annuity contract for tax purposes. Any such changes will apply to all contract owners and you will be given notice to the extent feasible under the circumstances.

ADDITIONAL INFORMATION

You should refer to the Statement of Additional Information if:

- The contract is held by a corporation or other entity instead of by an individual or as agent for an individual.

- Your contract was issued in exchange for a contract containing purchase payments made before August 14, 1982.

- You transfer your contract to, or designate, a beneficiary who is either 37 1/2 years younger than you or a grandchild.

CONTRACTS HELD BY TAX FAVORED PLANS

The following discussion covers annuity contracts held under tax-favored retirement plans.

   Currently, the contract may be purchased for use in connection with individual retirement accounts and annuities (IRAs) which are subject to Sections 408(a), 408(b) and 408A of the Code. This description assumes that you have satisfied the requirements for eligibility for these products.

   YOU SHOULD BE AWARE THAT TAX FAVORED PLANS SUCH AS IRAS GENERALLY PROVIDE TAX DEFERRAL REGARDLESS WHETHER THEY INVEST IN ANNUITY CONTRACTS. THIS MEANS THAT WHEN A TAX FAVORED PLAN INVESTS IN AN ANNUITY CONTRACT, IT GENERALLY DOES NOT RESULT IN ANY ADDITIONAL TAX DEFERRAL BENEFITS.

TYPES OF TAX FAVORED PLANS

   IRAS. If you buy a contract for use as an IRA, we will provide you a copy of the prospectus and contract. The "IRA Disclosure Statement," attached to this prospectus, contains information about eligibility, contribution limits, tax particulars, and other IRA information. In addition to this information (some of which is summarized below), the IRS requires that you have a "free look" after making an initial contribution to the contract. During this time, you can cancel the contract by notifying us in writing, and we will refund all of the purchase payments under the contract (or, if provided by applicable state law, the amount your contract is worth, if greater) less any applicable federal and state income tax withholding.

   CONTRIBUTIONS LIMITS/ROLLOVERS. Because of the way the contract is designed, you may only purchase a contract for an IRA in connection with a "rollover" of amounts from a qualified retirement plan or transfer from another IRA. You must make a minimum initial payment of $10,000 to purchase a contract. This minimum is greater than the maximum amount of any annual contribution allowed by law you may make to an IRA. For 2005, the limit is $4,000, increasing to $5,000 in 2008. After 2008, the contribution amount will be indexed for inflation. The tax law also provides for a catch-up provision for individuals who are age 50 and above. These taxpayers will be permitted to contribute an additional $500, increasing to $1,000 in 2006 and years thereafter. The "rollover" rules under the Code are fairly technical; however, an individual (or his or her surviving spouse) may generally "roll over" certain distributions from tax favored retirement plans (either directly or within 60 days from the date of these distributions) if he or she meets the requirements for distribution. Once you buy the contract, you can make

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PART II  STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10

regular IRA contributions under the contract (to the extent permitted by law). However, if you make such regular IRA contributions, you should note that you will not be able to treat the contract as a "conduit IRA," which means that you will not retain possible favorable tax treatment if you subsequently "roll over" the contract funds originally derived from a qualified retirement plan into another Section 401(a) plan.

   REQUIRED PROVISIONS. Contracts that are IRAs (or endorsements that are part of the contract) must contain certain provisions:

- You, as owner of the contract, must be the "annuitant" under the contract (except in certain cases involving the division of property under a decree of divorce);

-  Your rights as owner are non-forfeitable;

- You cannot sell, assign or pledge the contract, other than to Pruco Life of New Jersey;

- The annual contribution you pay cannot be greater than the maximum amount allowed by law, including catch-up contributions if applicable (which does not include any rollover amounts);

- The date on which annuity payments must begin cannot be later than April 1st of the calendar year after the calendar year you turn age 70 1/2; and

-  Death and annuity payments must meet "minimum distribution requirements".

   Usually, the full amount of any distribution from an IRA (including a distribution from this contract) which is not a rollover is taxable. As taxable income, these distributions are subject to the general tax withholding rules described earlier. In addition to this normal tax liability, you may also be liable for the following, depending on your actions:

-  A 10% "early distribution penalty";

- Liability for "prohibited transactions" if you, for example, borrow against the value of an IRA; or

-  Failure to take a minimum distribution.

   ROTH IRAs. Like standard IRAs, income within a Roth IRA accumulates tax-free, and contributions are subject to specific limits. Roth IRAs have, however, the following differences:

-  Contributions to a Roth IRA cannot be deducted from your gross income;

- "Qualified distributions" from a Roth IRA are excludable from gross income. A "qualified distribution" is a distribution that satisfies two requirements:
   (1) the distribution must be made (a) after the owner of the IRA attains age 59 1/2; (b) after the owner's death; (c) due to the owner's disability; or
   (d) for a qualified first time homebuyer distribution within the meaning of
   Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five tax years after the first year for which a contribution was made to any Roth IRA established for the owner or five years after a rollover, transfer, or conversion was made from a traditional IRA to a Roth IRA. Distributions from a Roth IRA that are not qualified distributions will be treated as made first from contributions and then from earnings, and taxed generally in the same manner as distributions from a traditional IRA; and

- If eligible (including meeting income limitations and earnings requirements), you may make contributions to a Roth IRA after attaining age 70 1/2, and distributions are not required to begin upon attaining such age or at any time thereafter.

   Because the contract's minimum initial payment of $10,000 is greater than the maximum annual contribution permitted to be made to a Roth IRA, you may only purchase a contract for a Roth IRA in connection with a "rollover" or "conversion" of amounts of another traditional IRA, conduit IRA, or Roth IRA. This minimum is greater than the maximum amount of any annual contribution allowed by law you may make to a Roth IRA. The Code permits persons who meet certain income limitations (generally, adjusted gross income under $100,000), and who receive certain qualifying distributions from such non-Roth IRAs, to directly rollover or make, within 60 days, a "rollover" of all or any part of the amount of such distribution to a Roth IRA which they establish. This conversion triggers current taxation (but is not subject to a 10% early

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distribution penalty). Once the contract has been purchased, regular Roth IRA contributions will be accepted to the extent permitted by law.

MINIMUM DISTRIBUTION REQUIREMENTS AND PAYMENT OPTION

If you hold the contract under an IRA (or other tax-favored plan), IRS minimum distribution requirements must be satisfied. This means that generally payments must start by April 1 of the year after the year you reach age 70 1/2 and must be made for each year thereafter. The amount of the payment must at least equal the minimum required under the IRS rules. Several choices are available for calculating the minimum amount. More information on the mechanics of this calculation is available on request. Please contact us a reasonable time before the IRS deadline so that a timely distribution is made. Please note that there is a 50% tax penalty on the amount of any minimum distribution not made in a timely manner.

   Effective in 2006, in accordance with recent changes in laws and regulations, required minimum distributions will be calculated based on the sum of the contract value and the actuarial value of any additional death benefits and benefits from optional riders that you have purchased under the contract. As a result, the required minimum distributions may be larger than if the calculation were based on the contract value only, which may in turn result in an earlier (but not before the required beginning date) distribution under the contract and an increased amount of taxable income distributed to the contract owner, and a reduction of death benefits and the benefits of any optional riders.

   You can use the minimum distribution option to satisfy the IRS minimum distribution requirements for this contract without either beginning annuity payments or surrendering the contract. We will distribute to you this minimum distribution amount, less any other partial withdrawals that you made during the year.

   Although the IRS rules determine the required amount to be distributed from your IRA each year, certain payment alternatives are still available to you. If you own more than one IRA, you can choose to satisfy your minimum distribution requirement for each of your IRAs by withdrawing that amount from any of your IRAs.

PENALTY FOR EARLY WITHDRAWALS

You may owe a 10% tax penalty on the taxable part of distributions received from an IRA or Roth IRA before you attain age 59 1/2.

   Amounts are not subject to this tax penalty if:

-  the amount is paid on or after you reach age 59 1/2 or die;

-  the amount received is attributable to your becoming disabled; or

- the amount paid or received is in the form of substantially equal payments not less frequently than annually (please note that substantially equal payments must continue until the later of reaching age 59 1/2 or 5 years. Modification of payments during that time period will generally result in retroactive application of the 10% tax penalty.).

   Other exceptions to this tax may apply. You should consult your tax advisor for further details.

WITHHOLDING

Unless you elect otherwise, we will withhold federal income tax from the taxable portion of such distribution at an appropriate percentage. The rate of withholding on annuity payments where no mandatory withholding is required is determined on the basis of the withholding certificate that you file with us. If you do not file a certificate, we will automatically withhold federal taxes on the following basis:

- For any annuity payments not subject to mandatory withholding, you will have taxes withheld by us as if you are a married individual, with three exemptions; and

-  For all other distributions, we will withhold at a 10% rate.

   We will provide you with forms and instructions concerning the right to elect that no amount be withheld from payments in the ordinary course. However, you should know that, in any event, you are liable for payment of federal income taxes on the taxable portion of the distributions, and you should consult with

--------------------------------------------------------------------------------
PART II  STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10

your tax advisor to find out more information on your potential liability if you fail to pay such taxes.

ERISA DISCLOSURE/REQUIREMENTS

ERISA (the "Employee Retirement Income Security Act of 1974") and the Code prevent a fiduciary and other "parties in interest" with respect to a plan (and, for these purposes, an IRA would also constitute a "plan") from receiving any benefit from any party dealing with the plan, as a result of the sale of the contract. Administrative exemptions under ERISA generally permit the sale of insurance/annuity products to plans, provided that certain information is disclosed to the person purchasing the contract. This information has to do primarily with the fees, charges, discounts and other costs related to the contract, as well as any commissions paid to any agent selling the contract.

   Information about any applicable fees, charges, discounts, penalties or adjustments may be found under Section 7, "What Are The Expenses Associated With The Strategic Partners Advisor Contract?"

   Information about sales representatives and commissions may be found under "Other Information" and "Sale And Distribution Of The Contract" in Section 10.

   In addition, other relevant information required by the exemptions is contained in the contract and accompanying documentation. Please consult your tax advisor if you have any additional questions.

ADDITIONAL INFORMATION

For additional information about federal tax law requirements applicable to tax favored plans, see the "IRA Disclosure Statement," attached to this prospectus.

        10:

OTHER

        INFORMATION
--------------------------------------------------------------------------------
PART II  STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

Pruco Life Insurance Company of New Jersey (Pruco Life of New Jersey) is a stock life insurance company, organized in 1982 under the laws of the State of New Jersey. It is licensed to sell life insurance and annuities in New Jersey and New York.

   Pruco Life of New Jersey is an indirect, wholly-owned subsidiary of The Prudential Insurance Company of America (Prudential), a New Jersey stock life insurance company that has been doing business since 1875. Prudential is an indirect wholly-owned subsidiary of Prudential Financial, Inc. (Prudential Financial), a New Jersey insurance holding company. As Pruco Life of New Jersey's ultimate parent, Prudential Financial exercises significant influence over the operations and capital structure of Pruco Life of New Jersey and Prudential. However, neither Prudential Financial, Prudential, nor any other related company has any legal responsibility to pay amounts that Pruco Life of New Jersey may owe under the contract.

THE SEPARATE ACCOUNT

We have established a separate account, the Pruco Life of New Jersey Flexible Premium Variable Annuity Account (separate account), to hold the assets that are associated with the variable annuity contracts. The separate account was established under New Jersey law on May 20, 1996, and is registered with the SEC under the Investment Company Act of 1940, as a unit investment trust, which is a type of investment company. The assets of the separate account are held in the name of Pruco Life of New Jersey and legally belong to us. These assets are kept separate from all of our other assets and may not be charged with liabilities arising out of any other business we may conduct. More detailed information about Pruco Life of New Jersey, including its audited financial statements, is provided in the Statement of Additional Information.

SALE AND DISTRIBUTION OF THE CONTRACT

Prudential Investment Management Services LLC (PIMS), a wholly-owned subsidiary of Prudential Financial, Inc., is the distributor and principal underwriter of the securities offered through this prospectus. PIMS acts as the distributor of a number of annuity contracts and life insurance products we offer.

   PIMS's principal business address is 100 Mulberry Street, Newark, New Jersey 07102-4077. PIMS is registered as a broker/dealer under the Securities Exchange Act of 1934 (Exchange Act) and is a member of the National Association of Securities Dealers, Inc. (NASD).

   The contract is offered on a continuous basis. PIMS enters into distribution agreements with broker/dealers who are registered under the Exchange Act and with entities that may offer the contract but are exempt from registration (firms). Applications for the contract are solicited by registered representatives of those firms. Such representatives will also be our appointed insurance agents under state insurance law. In addition, PIMS may offer the contract directly to potential purchasers.

   Commissions are paid to firms on sales of the contract according to one or more schedules. The individual representative will receive a portion of the compensation, depending on the practice of his or her firm. Commissions are generally based on a percentage of purchase payments made, up to a maximum of 2%. Alternative compensation schedules are available that provide a lower initial commission plus ongoing annual compensation based on all or a portion of contract value. We may also provide compensation to the distributing firm for providing ongoing service to you in relation to the contract. Commissions and other compensation paid in relation to the contract do not result in any additional charge to you or to the separate account.

   In addition, in an effort to promote the sale of our products (which may include the placement of Pruco Life of New Jersey and/or the contract on a preferred or recommended company or product list and/or access to the firm's registered representatives), we or PIMS may enter into compensation arrangements with certain broker/dealer firms with respect to certain or all registered representatives of such firms under which such firms may receive separate compensation or reimbursement for, among other things, training of

--------------------------------------------------------------------------------
PART II  STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10

sales personnel and/or marketing and/or administrative services and/or other services they provide to us or our affiliates. These services may include, but are not limited to: educating customers of the firm on the contract's features; conducting due diligence and analysis; providing office access, operations and systems support; holding seminars intended to educate registered representatives and make them more knowledgeable about the contract; providing a dedicated marketing coordinator; providing priority sales desk support; and providing expedited marketing compliance approval and preferred programs to PIMS. A list of firms that PIMS paid pursuant to such arrangements is provided in the Statement of Additional Information which is available upon request.

   To the extent permitted by NASD rules and other applicable laws and regulations, PIMS may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. These arrangements may not be offered to all firms and the terms of such arrangements may differ between firms.

   You should note that firms and individual registered representatives and branch managers within some firms participating in one of these compensation arrangements might receive greater compensation for selling the contract than for selling a different contract that is not eligible for these compensation arrangements. While compensation is generally taken into account as an expense in considering the charges applicable to a contract product, any such compensation will be paid by us or PIMS and will not result in any additional charge to you. Overall compensation paid to the distributing firm does not exceed, based on actuarial assumptions, 8.5% of the total purchase payments made. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the contract.

LITIGATION

Pruco Life of New Jersey is subject to legal and regulatory actions in the ordinary course of its businesses, which may include class action lawsuits. Pending legal and regulatory actions include proceedings relating to aspects of the businesses and operations that are specific to Pruco Life of New Jersey and that are typical of the businesses in which Pruco Life of New Jersey operates. Class action and individual lawsuits may involve a variety of issues and/or allegations, which include sales practices, underwriting practices, claims payment and procedures, premium charges, policy servicing and breach of fiduciary duties to customers. We may also be subject to litigation arising out of our general business activities, such as our investments and third party contracts. In certain of these matters, the plaintiffs may seek large and/or indeterminate amounts, including punitive or exemplary damages.

   Pruco Life of New Jersey has received formal requests for information relating to its variable annuity business from regulators, including, among others, the Securities and Exchange Commission and the State of New York Attorney General's Office. As part of a broad initiative by the National Association of Insurance Commissioners, Pruco Life of New Jersey has received a request for information from the New Jersey Department of Banking and Insurance related to producer compensation and fee arrangements. It is possible that other regulators will issue similar requests.

   Pruco Life of New Jersey's litigation is subject to many uncertainties, and given the complexity and scope, the outcomes cannot be predicted. It is possible that the results of operations or the cash flow of Pruco Life of New Jersey in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of litigation and regulatory matters. Management believes, however, that the ultimate outcome of all pending litigation and regulatory matters should not have a material adverse effect on Pruco Life of New Jersey's financial position.

ASSIGNMENT

You can assign the contract at any time during your lifetime. We will not be bound by the assignment until we receive written notice. We will not be liable for any payment or other action we take in accordance with the contract if that action occurs before we receive notice of the assignment. An assignment, like any other change

        10:

OTHER INFORMATION CONTINUED

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PART II  STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10

in ownership, may trigger a taxable event. If you assign the contract, that assignment will result in the termination of any automated withdrawal program that had been in effect. If the new owner wants to re-institute an automated withdrawal program, then he/she needs to submit the forms that we require, in good order.

   If the contract is issued under a qualified plan, there may be limitations on your ability to assign the contract. For further information please speak to your representative.

FINANCIAL STATEMENTS

The financial statements of the separate account and Pruco Life of New Jersey, the co-issuer of the Strategic Partners Advisor contract, are included in the Statement of Additional Information.

STATEMENT OF ADDITIONAL INFORMATION

Contents:

-  Company

-  Experts

-  Principal Underwriter

-  Payments Made to Promote Sale of Our Products

-  Allocation of Initial Purchase Payment

-  Determination of Accumulation Unit Values

-  Federal Tax Status

-  Financial Statements

HOUSEHOLDING

To reduce costs, we now send only a single copy of prospectuses and shareholder reports to each consenting household, in lieu of sending a copy to each contract owner that resides in the household. If you are a member of such a household, you should be aware that you can revoke your consent to householding at any time, and begin to receive your own copy of prospectuses and shareholder reports, by calling (877) 778-5008.

         APPENDIX

ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------
PART II  STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10

As we have indicated throughout this prospectus, Strategic Partners Advisor is a contract that allows you to choose one of two death benefit options. We maintain a unique unit value corresponding to each such contract feature. Here, we depict the unit values corresponding to each of those options.

The portfolio names shown for the corresponding unit values are as of December 31, 2004. For a complete list of the current portfolio names, see Section 2, "What Investment Options Can I Choose?"

ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------
PART II  STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10


ACCUMULATION UNIT VALUES: (BASIC DEATH BENEFIT 1.40)
---------------------------------------------------------------------------------------------------------------------------------
                                         ACCUMULATION UNIT VALUE       ACCUMULATION UNIT VALUE       NUMBER OF ACCUMULATION UNITS
                                         AT BEGINNING OF PERIOD           AT END OF PERIOD           OUTSTANDING AT END OF PERIOD
JENNISON PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         1/7/2002* to 12/31/2002                $0.87948                      $0.59236                                 0
         1/1/2003 to 12/31/2003                 $0.59236                      $0.76091                            65,009
         1/1/2004 to 12/31/2004                 $0.76091                      $0.82279                            32,938

PRUDENTIAL EQUITY PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         2/4/2002* to 12/31/2002                $0.97750                      $0.78176                             3,152
         1/1/2003 to 12/31/2003                 $0.78176                      $1.01497                            79,286
         1/1/2004 to 12/31/2004                 $1.01497                      $1.10038                           183,263

PRUDENTIAL GLOBAL PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         1/7/2002* to 12/31/2002                $0.85177                      $0.62009                                 0
         1/1/2003 to 12/31/2003                 $0.62009                      $0.81994                               821
         1/1/2004 to 12/31/2004                 $0.81994                      $0.88620                               639

PRUDENTIAL MONEY MARKET PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         1/7/2002* to 12/31/2002                $1.01263                      $1.01372                         3,776,864
         1/1/2003 to 12/31/2003                 $1.01372                      $1.00812                           112,428
         1/1/2004 to 12/31/2004                 $1.00812                      $1.00423                           132,655

PRUDENTIAL STOCK INDEX PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         1/7/2002* to 12/31/2002                $0.91813                      $0.69437                             1,796
         1/1/2003 to 12/31/2003                 $0.69437                      $0.87784                            12,417
         1/1/2004 to 12/31/2004                 $0.87784                      $0.95615                            12,787

PRUDENTIAL VALUE PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         2/4/2002* to 12/31/2002                $0.97746                      $0.79350                                 0
         1/1/2003 to 12/31/2003                 $0.79350                      $1.00220                               559
         1/1/2004 to 12/31/2004                 $1.00220                      $1.14963                             1,292

SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         1/7/2002* to 12/31/2002                $0.87659                      $0.66866                                 0
         1/1/2003 to 12/31/2003                 $0.66866                      $0.87565                                 0
         1/1/2004 to 12/31/2004                 $0.87565                      $0.99098                                 0

SP AIM AGGRESSIVE GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         1/7/2002* to 12/31/2002                $0.88016                      $0.68204                                 0
         1/1/2003 to 12/31/2003                 $0.68204                      $0.85087                             7,043
         1/1/2004 to 12/31/2004                 $0.85087                      $0.93878                             9,056

SP AIM CORE EQUITY PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         1/7/2002* to 12/31/2002                $0.85765                      $0.70328                               905
         1/1/2003 to 12/31/2003                 $0.70328                      $0.85787                               993
         1/1/2004 to 12/31/2004                 $0.85787                      $0.92049                               992

                                           THIS CHART CONTINUES ON THE NEXT PAGE
* COMMENCEMENT OF BUSINESS

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PART II  STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10

ACCUMULATION UNIT VALUES (CONTINUED): (BASIC DEATH BENEFIT 1.40)
---------------------------------------------------------------------------------------------------------------------------------
                                         ACCUMULATION UNIT VALUE       ACCUMULATION UNIT VALUE       NUMBER OF ACCUMULATION UNITS
                                         AT BEGINNING OF PERIOD           AT END OF PERIOD           OUTSTANDING AT END OF PERIOD
SP ALLIANCE LARGE CAP GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         1/7/2002* to 12/31/2002                $0.88230                      $0.59865                                 0
         1/1/2003 to 12/31/2003                 $0.59865                      $0.73114                                 0
         1/1/2004 to 12/31/2004                 $0.73114                      $0.76497                               262

SP BALANCED ASSET ALLOCATION PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         1/7/2002* to 12/31/2002                $0.95464                      $0.82711                            24,924
         1/1/2003 to 12/31/2003                 $0.82711                      $1.00219                            20,234
         1/1/2004 to 12/31/2004                 $1.00219                      $1.09792                            13,212

SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         1/7/2002* to 12/31/2002                $0.98936                      $0.91397                            30,876
         1/1/2003 to 12/31/2003                 $0.91397                      $1.04994                           182,045
         1/1/2004 to 12/31/2004                 $1.04994                      $1.12757                           200,322

SP DAVIS VALUE PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         1/7/2002* to 12/31/2002                $0.92309                      $0.76511                             2,773
         1/1/2003 to 12/31/2003                 $0.76511                      $0.97653                             9,292
         1/1/2004 to 12/31/2004                 $0.97653                      $1.08373                            11,813

SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         1/7/2002* to 12/31/2002                $1.01056                      $0.84681                             2,125
         1/1/2003 to 12/31/2003                 $0.84681                      $1.11158                             5,707
         1/1/2004 to 12/31/2004                 $1.11158                      $1.32305                            46,714

SP GROWTH ASSET ALLOCATION PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         1/7/2002* to 12/31/2002                $0.91602                      $0.74223                                 0
         1/1/2003 to 12/31/2003                 $0.74223                      $0.93901                                 0
         1/1/2004 to 12/31/2004                 $0.93901                      $1.04685                                 0

SP LARGE CAP VALUE PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         1/7/2002* to 12/31/2002                $0.93342                      $0.76199                             1,609
         1/1/2003 to 12/31/2003                 $0.76199                      $0.95257                             1,770
         1/1/2004 to 12/31/2004                 $0.95257                      $1.10611                             1,767

SP LSV INTERNATIONAL VALUE PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         1/7/2002* to 12/31/2002                $0.85065                      $0.69226                                 0
         1/1/2003 to 12/31/2003                 $0.69226                      $0.86952                                 9
         1/1/2004 to 12/31/2004                 $0.86952                      $0.99305                            42,153

SP MFS CAPITAL OPPORTUNITIES PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         1/7/2002* to 12/31/2002                $0.82541                      $0.57009                                 0
         1/1/2003 to 12/31/2003                 $0.57009                      $0.71281                                 0
         1/1/2004 to 12/31/2004                 $0.71281                      $0.79003                             2,366

                                           THIS CHART CONTINUES ON THE NEXT PAGE
* COMMENCEMENT OF BUSINESS

--------------------------------------------------------------------------------
PART II  STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10


ACCUMULATION UNIT VALUES (CONTINUED): (BASIC DEATH BENEFIT 1.40)
---------------------------------------------------------------------------------------------------------------------------------
                                         ACCUMULATION UNIT VALUE       ACCUMULATION UNIT VALUE       NUMBER OF ACCUMULATION UNITS
                                         AT BEGINNING OF PERIOD           AT END OF PERIOD           OUTSTANDING AT END OF PERIOD
SP MID CAP GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         1/7/2002* to 12/31/2002                $0.81198                      $0.43161                                 0
         1/1/2003 to 12/31/2003                 $0.43161                      $0.59621                                 0
         1/1/2004 to 12/31/2004                 $0.59621                      $0.70289                             1,003

SP PIMCO HIGH YIELD PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         1/7/2002* to 12/31/2002                $1.02093                      $1.00143                             4,318
         1/1/2003 to 12/31/2003                 $1.00143                      $1.20911                            17,195
         1/1/2004 to 12/31/2004                 $1.20911                      $1.30346                            77,339

SP PIMCO TOTAL RETURN PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         1/7/2002* to 12/31/2002                $1.04472                      $1.12328                           219,081
         1/1/2003 to 12/31/2003                 $1.12328                      $1.17265                           180,016
         1/1/2004 to 12/31/2004                 $1.17265                      $1.21745                           257,632

SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         1/7/2002* to 12/31/2002                $0.87646                      $0.58550                                 0
         1/1/2003 to 12/31/2003                 $0.58550                      $0.82046                               955
         1/1/2004 to 12/31/2004                 $0.82046                      $0.98221                            52,423

SP STATE STREET RESEARCH SMALL CAP GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         1/7/2002* to 12/31/2002                $0.93720                      $0.63744                                 0
         1/1/2003 to 12/31/2003                 $0.63744                      $0.84694                                 0
         1/1/2004 to 12/31/2004                 $0.84694                      $0.82752                                 0

SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         1/7/2002* to 12/31/2002                $0.86205                      $0.63181                                 0
         1/1/2003 to 12/31/2003                 $0.63181                      $0.78409                                 0
         1/1/2004 to 12/31/2004                 $0.78409                      $0.85515                                 0

SP TECHNOLOGY PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         1/7/2002* to 12/31/2002                $0.85404                      $0.47030                                 0
         1/1/2003 to 12/31/2003                 $0.47030                      $0.66039                                 0
         1/1/2004 to 12/31/2004                 $0.66039                      $0.65130                                 0

SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         1/7/2002* to 12/31/2002                $0.76003                      $0.57108                                43
         1/1/2003 to 12/31/2003                 $0.57108                      $0.78612                            12,447
         1/1/2004 to 12/31/2004                 $0.78612                      $0.90356                            14,060

JANUS ASPEN SERIES -- GROWTH PORTFOLIO -- SERVICE SHARES
---------------------------------------------------------------------------------------------------------------------------------
         1/7/2002* to 12/31/2002                $0.79820                      $0.56640                                 0
         1/1/2003 to 12/31/2003                 $0.56640                      $0.73449                                 0
         1/1/2004 to 12/31/2004                 $0.73449                      $0.75480                                 0

* COMMENCEMENT OF BUSINESS

ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------
PART II  STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10


ACCUMULATION UNIT VALUES: (ENHANCED DEATH BENEFIT 1.65)
---------------------------------------------------------------------------------------------------------------------------------
                                         ACCUMULATION UNIT VALUE       ACCUMULATION UNIT VALUE       NUMBER OF ACCUMULATION UNITS
                                         AT BEGINNING OF PERIOD           AT END OF PERIOD           OUTSTANDING AT END OF PERIOD
JENNISON PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         1/7/2002* to 12/31/2002                $0.87797                      $0.58985                            67,876
         1/1/2003 to 12/31/2003                 $0.58985                      $0.75580                            69,912
         1/1/2004 to 12/31/2004                 $0.75580                      $0.81522                            71,220
PRUDENTIAL EQUITY PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         2/4/2002* to 12/31/2002                $0.97748                      $0.77984                            10,910
         1/1/2003 to 12/31/2003                 $0.77984                      $1.01001                            13,356
         1/1/2004 to 12/31/2004                 $1.01001                      $1.09231                            14,224
PRUDENTIAL GLOBAL PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         1/7/2002* to 12/31/2002                $0.85040                      $0.61757                             5,491
         1/1/2003 to 12/31/2003                 $0.61757                      $0.81447                             5,487
         1/1/2004 to 12/31/2004                 $0.81447                      $0.87812                             6,015
PRUDENTIAL MONEY MARKET PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         1/7/2002* to 12/31/2002                $1.01106                      $1.00991                           226,582
         1/1/2003 to 12/31/2003                 $1.00991                      $1.00201                            49,796
         1/1/2004 to 12/31/2004                 $1.00201                      $0.99592                            76,579
PRUDENTIAL STOCK INDEX PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         1/7/2002* to 12/31/2002                $0.91658                      $0.69160                            64,561
         1/1/2003 to 12/31/2003                 $0.69160                      $0.87215                            60,168
         1/1/2004 to 12/31/2004                 $0.87215                      $0.94766                            95,918
PRUDENTIAL VALUE PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         2/4/2002* to 12/31/2002                $0.97744                      $0.79168                            18,485
         1/1/2003 to 12/31/2003                 $0.79168                      $0.99748                            17,579
         1/1/2004 to 12/31/2004                 $0.99748                      $1.14140                            17,875
SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         1/7/2002* to 12/31/2002                $0.87505                      $0.66583                                 0
         1/1/2003 to 12/31/2003                 $0.66583                      $0.86970                                 0
         1/1/2004 to 12/31/2004                 $0.86970                      $0.98190                                 0
SP AIM AGGRESSIVE GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         1/7/2002* to 12/31/2002                $0.87871                      $0.67933                            11,864
         1/1/2003 to 12/31/2003                 $0.67933                      $0.84547                            11,797
         1/1/2004 to 12/31/2004                 $0.84547                      $0.93036                            12,065
SP AIM CORE EQUITY PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         1/7/2002* to 12/31/2002                $0.85616                      $0.70041                            32,523
         1/1/2003 to 12/31/2003                 $0.70041                      $0.85233                            41,068
         1/1/2004 to 12/31/2004                 $0.85233                      $0.91212                            39,133

                                           THIS CHART CONTINUES ON THE NEXT PAGE
* COMMENCEMENT OF BUSINESS

--------------------------------------------------------------------------------
PART II  STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10

ACCUMULATION UNIT VALUES (CONTINUED): (ENHANCED DEATH BENEFIT 1.65)
---------------------------------------------------------------------------------------------------------------------------------
                                         ACCUMULATION UNIT VALUE       ACCUMULATION UNIT VALUE       NUMBER OF ACCUMULATION UNITS
                                         AT BEGINNING OF PERIOD           AT END OF PERIOD           OUTSTANDING AT END OF PERIOD
SP ALLIANCE LARGE CAP GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         1/7/2002* to 12/31/2002                $0.88424                      $0.59628                            26,539
         1/1/2003 to 12/31/2003                 $0.59628                      $0.72653                            30,519
         1/1/2004 to 12/31/2004                 $0.72653                      $0.75829                            31,266

SP BALANCED ASSET ALLOCATION PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         1/7/2002* to 12/31/2002                $0.95294                      $0.82361                           270,438
         1/1/2003 to 12/31/2003                 $0.82361                      $0.99552                           334,328
         1/1/2004 to 12/31/2004                 $0.99552                      $1.08795                           404,474

SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         1/7/2002* to 12/31/2002                $0.98771                      $0.91013                           270,414
         1/1/2003 to 12/31/2003                 $0.91013                      $1.04299                           422,328
         1/1/2004 to 12/31/2004                 $1.04299                      $1.11728                           468,077

SP DAVIS VALUE PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         1/7/2002* to 12/31/2002                $0.92152                      $0.76193                           188,234
         1/1/2003 to 12/31/2003                 $0.76193                      $0.97001                           182,008
         1/1/2004 to 12/31/2004                 $0.97001                      $1.07378                           178,769

SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         1/7/2002 to 12/31/2002                 $1.00885                      $0.84333                           121,366
         1/1/2003 to 12/31/2003                 $0.84333                      $1.10432                           121,561
         1/1/2004 to 12/31/2004                 $1.10432                      $1.31115                           130,103

SP GROWTH ASSET ALLOCATION PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         1/7/2002* to 12/31/2002                $0.91454                      $0.73921                            75,816
         1/1/2003 to 12/31/2003                 $0.73921                      $0.93282                            75,741
         1/1/2004 to 12/31/2004                 $0.93282                      $1.03748                            71,133

SP LARGE CAP VALUE PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         1/7/2002* to 12/31/2002                $0.93188                      $0.75888                            59,942
         1/1/2003 to 12/31/2003                 $0.75888                      $0.94638                            56,229
         1/1/2004 to 12/31/2004                 $0.94638                      $1.09631                            57,883

SP LSV INTERNATIONAL VALUE PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         1/7/2002* to 12/31/2002                $0.84922                      $0.68934                            43,747
         1/1/2003 to 12/31/2003                 $0.68934                      $0.86374                            45,425
         1/1/2004 to 12/31/2004                 $0.86374                      $0.98405                            66,982

SP MFS CAPITAL OPPORTUNITIES PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         1/7/2002* to 12/31/2002                $0.82399                      $0.56772                                 0
         1/1/2003 to 12/31/2003                 $0.56772                      $0.70827                                 0
         1/1/2004 to 12/31/2004                 $0.70827                      $0.78313                                 0

                                           THIS CHART CONTINUES ON THE NEXT PAGE
* COMMENCEMENT OF BUSINESS

--------------------------------------------------------------------------------
PART II  STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10


ACCUMULATION UNIT VALUES (CONTINUED): (ENHANCED DEATH BENEFIT 1.65)
---------------------------------------------------------------------------------------------------------------------------------
                                         ACCUMULATION UNIT VALUE       ACCUMULATION UNIT VALUE       NUMBER OF ACCUMULATION UNITS
                                         AT BEGINNING OF PERIOD           AT END OF PERIOD           OUTSTANDING AT END OF PERIOD
SP MID CAP GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         1/7/2002* to 12/31/2002                $0.81066                      $0.42993                            59,465
         1/1/2003 to 12/31/2003                 $0.42993                      $0.59257                            60,744
         1/1/2004 to 12/31/2004                 $0.59257                      $0.69683                            88,982

SP PIMCO HIGH YIELD PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         1/7/2002* to 12/31/2002                $1.01922                      $0.99726                            80,765
         1/1/2003 to 12/31/2003                 $0.99726                      $1.20090                            83,151
         1/1/2004 to 12/31/2004                 $1.20090                      $1.29163                           124,918

SP PIMCO TOTAL RETURN PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         1/7/2002* to 12/31/2002                $1.04298                      $1.11848                           230,036
         1/1/2003 to 12/31/2003                 $1.11848                      $1.16478                           216,558
         1/1/2004 to 12/31/2004                 $1.16478                      $1.20647                           298,939

SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         1/7/2002* to 12/31/2002                $0.87505                      $0.58312                            26,260
         1/1/2003 to 12/31/2003                 $0.58312                      $0.81508                            28,491
         1/1/2004 to 12/31/2004                 $0.81508                      $0.97333                            24,077

SP STATE STREET RESEARCH SMALL CAP GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         1/7/2002* to 12/31/2002                $0.93568                      $0.63480                            12,168
         1/1/2003 to 12/31/2003                 $0.63480                      $0.84132                            13,164
         1/1/2004 to 12/31/2004                 $0.84132                      $0.81999                            17,781

SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         1/7/2002* to 12/31/2002                $0.86058                      $0.62920                            36,444
         1/1/2003 to 12/31/2003                 $0.62920                      $0.77911                            39,031
         1/1/2004 to 12/31/2004                 $0.77911                      $0.84757                            37,723

SP TECHNOLOGY PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         1/7/2002* to 12/31/2002                $0.85260                      $0.46843                                 0
         1/1/2003 to 12/31/2003                 $0.46843                      $0.65610                                 0
         1/1/2004 to 12/31/2004                 $0.65610                      $0.64555                             8,205

SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         1/7/2002* to 12/31/2002                $0.75876                      $0.56880                            34,791
         1/1/2003 to 12/31/2003                 $0.56880                      $0.78103                            38,451
         1/1/2004 to 12/31/2004                 $0.78103                      $0.89547                            53,880

JANUS ASPEN SERIES -- GROWTH PORTFOLIO -- SERVICE SHARES
---------------------------------------------------------------------------------------------------------------------------------
         1/7/2002* to 12/31/2002                $0.79693                      $0.56404                                 0
         1/1/2003 to 12/31/2003                 $0.56404                      $0.72968                                 0
         1/1/2004 to 12/31/2004                 $0.72968                      $0.74799                                 0

* COMMENCEMENT OF BUSINESS

PLEASE SEND ME A STATEMENT OF ADDITIONAL INFORMATION THAT CONTAINS FURTHER DETAILS ABOUT THE PRUCO LIFE OF NEW JERSEY ANNUITY DESCRIBED IN PROSPECTUS ORD01008NY (05/2005).

           ---------------------------------------------------------
                               (print your name)

           ---------------------------------------------------------
                                   (address)

           ---------------------------------------------------------
                             (city/state/zip code)

                                MAILING ADDRESS:

                       PRUDENTIAL ANNUITY SERVICE CENTER
                                 P.O. Box 7960
                             Philadelphia, PA 19176

ORD01008NY

                      STATEMENT OF ADDITIONAL INFORMATION

                                  MAY 2, 2005

       PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                           VARIABLE ANNUITY CONTRACTS

     The Strategic Partners(SM) Advisor annuity contract (the "Contract") is an individual variable annuity contract issued by Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey"), a stock life insurance company that is an indirect wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential") and is funded through the Pruco Life of New Jersey Flexible Premium Variable Annuity Account (the "Account"). The Contract is purchased by making an initial purchase payment of $10,000 or more. With some restrictions, you can make additional purchase payments by means other than electronic fund transfer of no less than $1,000 at any time during the accumulation phase. However, we impose a minimum of $100 with respect to additional purchase payments made through electronic fund transfers.

     This statement of additional information is not a prospectus and should be read in conjunction with the Strategic Partners Advisor prospectus, dated May 2, 2005. To obtain a copy of the prospectus, without charge, you can write to the Prudential Annuity Service Center, P.O. Box 7960, Philadelphia, Pennsylvania 19176, or contact us by telephone at (888) PRU-2888.

                               TABLE OF CONTENTS

                                                             PAGE
                                                             ----
COMPANY.....................................................   2
EXPERTS.....................................................   2
PRINCIPAL UNDERWRITER.......................................   2
PAYMENTS MADE TO PROMOTE SALE OF OUR PRODUCTS...............   2
ALLOCATION OF INITIAL PURCHASE PAYMENT......................   4
DETERMINATION OF ACCUMULATION UNIT VALUES...................   4
FEDERAL TAX STATUS..........................................   4
FINANCIAL STATEMENTS........................................   5
SEPARATE ACCOUNT FINANCIAL INFORMATION......................  A1
COMPANY FINANCIAL INFORMATION...............................  B1

        PRUCO LIFE INSURANCE COMPANY                 PRUDENTIAL ANNUITY SERVICE CENTER
                OF NEW JERSEY                                  P.O. BOX 7960
            213 WASHINGTON STREET                    PHILADELPHIA, PENNSYLVANIA 19176
            NEWARK, NJ 07102-2992                        TELEPHONE: (888) PRU-2888

STRATEGIC PARTNERS(SM) is a service mark of The Prudential Insurance Company of America.
ORD01008NYB ED. 05/02/2005

                                    COMPANY

     Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey") is a stock life insurance company organized in 1982 under the laws of the State of New Jersey. Pruco Life of New Jersey is licensed to sell life insurance and annuities in the states of New Jersey and New York.

     Pruco Life of New Jersey is a wholly-owned subsidiary of Pruco Life Insurance Company, which is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"), a stock life insurance company founded in 1875 under the laws of the State of New Jersey. Prudential is an indirect wholly-owned subsidiary of Prudential Financial, Inc. ("Prudential Financial"), a New Jersey insurance holding company.

                                    EXPERTS

     The financial statements of Pruco Life of New Jersey as of December 31, 2004 and 2003 and for each of the three years in the period ended December 31, 2004 and the financial statements of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account as of December 31, 2004 and for each of the two years in the period then ended included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP's principal business address is 300 Madison Avenue, New York, New York 10017.

                             PRINCIPAL UNDERWRITER

     Prudential Investment Management Services LLC ("PIMS"), an indirect wholly-owned subsidiary of Prudential Financial, Inc., offers the Contract on a continuous basis through corporate office and regional home office employees in those states in which contracts may be lawfully sold. It may also offer the Contract through licensed insurance brokers and agents, or through appropriately registered affiliates of Prudential, provided clearances to do so are obtained in any jurisdiction where such clearances may be necessary.

     During 2004, 2003 and 2002, $77,209 (includes amount paid for Discovery Choice variable annuity), $71,113 (includes amount paid for Discovery Choice variable annuity), and $35,051, respectively, was paid to PIMS for its services as principal underwriter. During 2004, 2003 and 2002, PIMS retained none of those commissions.

     As discussed in the prospectus, Pruco Life of New Jersey pays commissions to broker/dealers that sell the Contract according to one or more schedules, and also may pay non-cash compensation. In addition, Pruco Life of New Jersey may pay trail commissions to registered representatives who maintain an ongoing relationship with a contractholder. Typically, a trail commission is compensation that is paid periodically to a representative, the amount of which is linked to the value of the Contract and the amount of time that the Contract has been in effect.

                 PAYMENTS MADE TO PROMOTE SALE OF OUR PRODUCTS

     In an effort to promote the sale of our products (which may include the placement of Pruco Life of New Jersey and/or the contract on a preferred or recommended company or product list and/or access to the firm's registered representatives), we or PIMS may enter into compensation arrangements with certain broker/ dealer firms with respect to certain or all registered representatives of such firms under which such firms may receive separate compensation or reimbursement for, among other things, training of sales personnel and/or marketing, administrative services and/or other services. To the extent permitted by NASD rules and other applicable laws and regulations, PIMS may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. These arrangements may not be offered to all firms and the terms of such arrangements may differ between firms.

     The list below identifies three general types of payments that PIMS pays which are broadly defined as follows:

     - Percentage Payments based upon "Assets under Management" or "AUM": This type of payment is a percentage payment that is based upon the total amount held in all Pruco Life of New Jersey of New Jersey products that were sold through the firm (or its affiliated broker/dealers).

     - Percentage Payments based upon sales: This type of payment is a percentage payment that is based upon the total amount of money received as purchase payments under Pruco Life of New Jersey products sold through the firm (or its affiliated broker/dealers).

     - Fixed payments: These types of payments are made directly to or in sponsorship of the firm (or its affiliated broker/dealers). Examples of arrangements under which such payments may be made currently include, but are not limited to: sponsorships, conferences (national, regional and top producer), speaker fees, promotional items, and reimbursements to firms for marketing activities or services paid by the firms and/or their individual representatives. The amount of these payments varies widely because some payments may encompass only a single event, such as a conference, and others have a much broader scope. In addition, we may make payments upon the initiation of a relationship for systems, operational and other support.

     The list below includes the names of the firms (or their affiliated broker/dealers) that we are aware (as of May 2, 2005) received payment of more than $10,000 under one or more of these types of arrangements during the last calendar year or that have received or are expected to receive such payment during the current calendar year. The firms listed below include payments in connection with products issued by Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the contract.

NAME OF FIRM:
AIG (part of the AIG selling network)*
Citigroup Global Markets, Inc.
Financial Network Investment Corp. (part of the ING selling network)*
FSC Securities Corporation (part of the AIG selling network)*
ING Financial Partners (part of the ING selling network)*
Merrill Lynch
Multi-Financial Securities Corporation (part of the ING selling network)* Primevest Financial Services, Inc. (part of the ING selling network)*
Pruco Securities, LLC**
Royal Alliance Associates, Inc. (part of the AIG selling network)*
SunAmerica Securities, Inc. (part of the AIG selling network)*
UBS Financial Services
Wachovia Securities, LLC*
------------------------
* Also includes payments in connection with products issued by American Skandia Life Assurance Corporation, a Prudential Financial affiliate.

** Also includes payments in connection with products issued by The Prudential
   Insurance Company of America.

                     ALLOCATION OF INITIAL PURCHASE PAYMENT

     As discussed in the prospectus, we generally will credit the initial purchase payment to your Contract within two business days from the day on which we receive your payment at the Prudential Annuity Service Center. However, we may employ a different procedure than this if your contract purchase is in the form of several amounts originating from different sources. Specifically, if the first of such sums that we receive amounts to less than the minimum initial purchase payment, but you have indicated that other sums are forthcoming that, when aggregated, will equal or exceed the minimum, then with your consent we will hold such amount in our general account, without interest, for up to 90 days pending receipt of such additional sums and other required documentation. When we receive the minimum initial purchase payment and any other "good order" information that we need, we will thereafter allocate your purchase payment in the manner that you have specified.

                   DETERMINATION OF ACCUMULATION UNIT VALUES

     The value for each accumulation unit is computed as of the end of each business day. On any given business day the value of a Unit in each subaccount will be determined by multiplying the value of a Unit of that subaccount for the preceding business day by the net investment factor for that subaccount for the current business day. The net investment factor for any business day is determined by dividing the value of the assets of the subaccount for that day by the value of the assets of the subaccount for the preceding business day (ignoring, for this purpose, changes resulting from new purchase payments and withdrawals), and subtracting from the result the daily equivalent of the annual charge for all insurance and administrative expenses. (See "What Are The Expenses Associated With the Strategic Partners Advisor Contract?" and "Calculating Contract Value" in the prospectus.) The value of the assets of a subaccount is determined by multiplying the number of shares of The Prudential Series Fund, Inc. (the "Series Fund") or other funds held by that subaccount by the net asset value of each share and adding the value of dividends declared by the Series Fund or other fund but not yet paid.

                               FEDERAL TAX STATUS

OTHER TAX RULES.

     1.  DIVERSIFICATION

     The Internal Revenue Code provides that the underlying investments for the variable investment options must satisfy certain diversification requirements. Each Portfolio is required to diversify its investments each quarter so that no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. Generally, securities of a single issuer are treated as one investment and obligations of each U.S. Government agency and instrumentality (such as the Government National Mortgage Association) are treated as issued by separate issuers. In addition, any security issued, guaranteed or insured (to the extent so guaranteed or insured) by the United States or an instrumentality of the U.S. will be treated as a security issued by the U.S. Government or its instrumentality, whichever is applicable. We believe the portfolios underlying the variable investment options for the Contract meet these diversification requirements.

     2.  INVESTOR CONTROL.

     Treasury Department regulations do not provide guidance concerning the extent to which you may direct your investment in the particular investment options without causing you, instead of us, to be considered the owner of the underlying assets. Because of this uncertainty, or in response to other changes in tax laws or regulations, we reserve the right to make such changes as we deem necessary to assure that the Contract qualifies as an annuity for tax purposes. Any such changes will apply uniformly to affected owners and will be made with such notice to affected contractowners as is feasible under the circumstances.

     3.  ENTITY OWNERS.

     Where a Contract is held by a non-natural person (e.g., a corporation), other than as an agent or nominee for a natural person (or in other limited circumstances), the Contract will not be taxed as an annuity and increases in the value of the Contract over its cost basis will be subject to tax annually.

     4.  PURCHASE PAYMENTS MADE BEFORE AUGUST 14, 1982.

     If your Contract was issued in exchange for a contract containing purchase payments made before August 14, 1982, favorable tax rules may apply to certain withdrawals from the Contract. Generally, withdrawals are treated as a recovery of your investment in the Contract first until purchase payments made before August 14, 1982 are withdrawn. Moreover, any income allocable to purchase payments made before August 14, 1982, is not subject to the 10% tax penalty.

     5.  GENERATION-SKIPPING TRANSFERS.

     If you transfer your Contract to a person two or more generations younger than you (such as a grandchild or grandniece) or to a person that is more than 37 1/2 years younger than you, there may be generation-skipping transfer tax consequences.

                              FINANCIAL STATEMENTS

     The following financial statements describe the financial condition of Pruco Life of New Jersey as well as the Pruco Life of New Jersey Flexible Premium Variable Annuity Account. The Pruco Life of New Jersey Flexible Premium Variable Annuity Account includes subaccounts that support the Strategic Partners Advisor contract, as well as subaccounts supporting other variable annuities issued by Pruco Life of New Jersey.

                             FINANCIAL STATEMENTS OF
       PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF NET ASSETS
December 31, 2004

                                                                              SUBACCOUNTS
                                    -----------------------------------------------------------------------------------------------

                                    PRUDENTIAL     PRUDENTIAL                                PRUDENTIAL
                                       MONEY      DIVERSIFIED   PRUDENTIAL     PRUDENTIAL    HIGH YIELD    PRUDENTIAL   PRUDENTIAL
                                       MARKET         BOND        EQUITY         VALUE          BOND      STOCK INDEX      GLOBAL
                                     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
                                    -----------   -----------   -----------   -----------   -----------   -----------   -----------
ASSETS
  Investment in the
    portfolios, at value ........   $23,122,935   $51,104,745   $41,803,875   $40,694,217   $26,555,179   $57,162,146   $10,248,145
                                    -----------   -----------   -----------   -----------   -----------   -----------   -----------
  Net Assets ....................   $23,122,935   $51,104,745   $41,803,875   $40,694,217   $26,555,179   $57,162,146   $10,248,145
                                    ===========   ===========   ===========   ===========   ===========   ===========   ===========

NET ASSETS, representing:
  Accumulation units ............   $23,122,935   $51,104,745   $41,803,875   $40,694,217   $26,555,179   $57,162,146   $10,248,145
                                    -----------   -----------   -----------   -----------   -----------   -----------   -----------
                                    $23,122,935   $51,104,745   $41,803,875   $40,694,217   $26,555,179   $57,162,146   $10,248,145
                                    ===========   ===========   ===========   ===========   ===========   ===========   ===========
  Units outstanding .............    20,179,511    32,767,335    25,260,747    20,353,531    17,740,008    34,831,097     7,323,405
                                    ===========   ===========   ===========   ===========   ===========   ===========   ===========
  Portfolio shares held .........     2,312,294     4,530,562     1,873,773     2,041,857     4,899,480     1,826,850       623,746
  Portfolio net asset
    value per share .............   $     10.00   $     11.28   $     22.31   $     19.93   $      5.42   $     31.29   $     16.43
  Investment in portfolio
    shares, at cost .............   $23,122,935   $50,354,967   $52,239,408   $41,599,673   $31,675,518   $61,198,410   $12,122,916


STATEMENT OF OPERATIONS
For the period ended December 31, 2004

                                                                              SUBACCOUNTS
                                    ------------------------------------------------------------------------------------------------
                                    PRUDENTIAL    PRUDENTIAL                                PRUDENTIAL
                                       MONEY      DIVERSIFIED   PRUDENTIAL    PRUDENTIAL    HIGH YIELD    PRUDENTIAL    PRUDENTIAL
                                      MARKET         BOND         EQUITY         VALUE         BOND       STOCK INDEX     GLOBAL
                                     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
                                    -----------   -----------   -----------   -----------   -----------   -----------   -----------
INVESTMENT INCOME
  Dividend income ...............   $   249,992   $ 2,355,957   $   510,479   $   519,755   $ 1,920,284   $   887,175   $    95,939
                                    -----------   -----------   -----------   -----------   -----------   -----------   -----------
EXPENSES
  Charges to contract owners
    for assuming mortality
    risk and expense risk
    and for administration ......       360,132       748,347       578,374       521,015       367,583       773,679       137,941
                                    -----------   -----------   -----------   -----------   -----------   -----------   -----------
NET INVESTMENT INCOME (LOSS) ....      (110,140)    1,607,610       (67,895)       (1,260)    1,552,701       113,496       (42,002)
                                    -----------   -----------   -----------   -----------   -----------   -----------   -----------

NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
  Capital gains distributions
    received ....................             0             0             0             0             0       941,938             0
  Realized gain (loss) on
    shares redeemed .............             0        76,048    (2,104,675)     (601,325)     (882,218)     (980,248)     (377,736)
  Net change in unrealized gain
    (loss) on investments ......              0       446,859     5,420,884     5,780,706     1,537,346     4,636,202     1,179,360
                                    -----------   -----------   -----------   -----------   -----------   -----------   -----------

NET GAIN (LOSS)
  ON INVESTMENTS ...............              0       522,907     3,316,209     5,179,381       655,128     4,597,892       801,624
                                    -----------   -----------   -----------   -----------   -----------   -----------   -----------

NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING
  FROM OPERATIONS ...............   $  (110,140)  $ 2,130,517   $ 3,248,314   $ 5,178,121   $ 2,207,829   $ 4,711,388   $   759,622
                                    ===========   ===========   ===========   ===========   ===========   ===========   ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A1

STATEMENT OF NET ASSETS
December 31, 2004

                                                                      SUBACCOUNTS (CONTINUED)
                                    ----------------------------------------------------------------------------------------------
                                                      PRUDENTIAL
                                                         SMALL       T. ROWE PRICE   T. ROWE PRICE
                                      PRUDENTIAL    CAPITALIZATION   INTERNATIONAL      EQUITY           OPCAP           OPCAP
                                       JENNISON          STOCK           STOCK           STOCK          MANAGED        SMALL CAP
                                      PORTFOLIO        PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                    -------------   --------------   -------------   -------------   -------------   -------------
ASSETS
  Investment in the
    portfolios, at value ........   $  51,827,468   $   11,207,858   $   3,416,301   $  16,262,881   $  17,431,423   $  11,096,153
                                    -------------   --------------   -------------   -------------   -------------   -------------
  Net Assets ....................   $  51,827,468   $   11,207,858   $   3,416,301   $  16,262,881   $  17,431,423   $  11,096,153
                                    =============   ==============   =============   =============   =============   =============

NET ASSETS, representing:
  Accumulation units ............   $  51,827,468   $   11,207,858   $   3,416,301   $  16,262,881   $  17,431,423   $  11,096,153
                                    -------------   --------------   -------------   -------------   -------------   -------------
                                    $  51,827,468   $   11,207,858   $   3,416,301   $  16,262,881   $  17,431,423   $  11,096,153
                                    =============   ==============   =============   =============   =============   =============
  Units outstanding .............      33,127,405        5,059,203       2,978,504       8,341,334      11,525,124       5,252,234
                                    =============   ==============   =============   =============   =============   =============
  Portfolio shares held .........       2,857,082          525,450         254,189         727,971         407,943         306,948
  Portfolio net asset
    value per share .............   $       18.14   $        21.33   $       13.44   $       22.34   $       42.73   $       36.15
  Investment in portfolio
    shares, at cost .............   $  66,141,058   $    8,192,361   $   3,377,208   $  13,798,285   $  16,839,834   $   8,038,989


STATEMENT OF OPERATIONS
For the period ended December 31, 2004

                                                                    SUBACCOUNTS (CONTINUED)
                                    ---------------------------------------------------------------------------------------------
                                                      PRUDENTIAL    T. ROWE PRICE   T. ROWE PRICE
                                     PRUDENTIAL          SMALL      INTERNATIONAL      EQUITY           OPCAP           OPCAP
                                      JENNISON      CAPITALIZATION      STOCK           STOCK          MANAGED        SMALL CAP
                                      PORTFOLIO    STOCK PORTFOLIO    PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                    -------------  ---------------  -------------   -------------   -------------   -------------
INVESTMENT INCOME
  Dividend income ...............   $     228,548   $      59,007   $      34,876   $     241,096   $     260,312   $       5,010
                                    -------------   -------------   -------------   -------------   -------------   -------------

EXPENSES
  Charges to contract owners
    for assuming mortality
    risk and expense risk
    and for administration ......         721,466         138,573          44,426         215,926         241,386         149,515
                                    -------------   -------------   -------------   -------------   -------------   -------------
NET INVESTMENT INCOME (LOSS) ....        (492,918)        (79,566)         (9,550)         25,170          18,926        (144,505)
                                    -------------   -------------   -------------   -------------   -------------   -------------

NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
  Capital gains distributions
    received ....................               0          37,129               0         353,705               0               0
  Realized gain (loss) on
    shares redeemed .............      (3,120,991)        223,832         (47,667)        199,342         (89,235)        340,264
  Net change in unrealized gain
    (loss) on investments ......        7,526,521       1,697,608         424,176       1,382,038       1,586,272       1,415,979
                                    -------------   -------------   -------------   -------------   -------------   -------------

NET GAIN (LOSS)
  ON INVESTMENTS ...............        4,405,530       1,958,569         376,509       1,935,085       1,497,037       1,756,243
                                    -------------   -------------   -------------   -------------   -------------   -------------

NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING
  FROM OPERATIONS ...............   $   3,912,612   $   1,879,003   $     366,959   $   1,960,255   $   1,515,963   $   1,611,738
                                    =============   =============   =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A2

                             FINANCIAL STATEMENTS OF
       PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2004

                                                                                      SUBACCOUNTS
                                    ------------------------------------------------------------------------------------------------


                                                                              JANUS ASPEN                    MFS       CREDIT SUISSE
                                      AIM V.I.      AIM V.I.    JANUS ASPEN  INTERNATIONAL      MFS        EMERGING     TRUST GLOBAL
                                       CORE         PREMIER       GROWTH         GROWTH      RESEARCH       GROWTH      POST-VENTURE
                                    EQUITY FUND   EQUITY FUND    PORTFOLIO      PORTFOLIO     SERIES        SERIES          FUND
                                    -----------   -----------   -----------  -------------  -----------   -----------  -------------
ASSETS
  Investment in the
    portfolios, at value ........   $ 8,840,033   $14,332,383   $14,207,895   $16,793,245   $ 4,348,047   $12,846,968   $ 2,647,935
                                    -----------   -----------   -----------   -----------   -----------   -----------   -----------
  Net Assets ....................   $ 8,840,033   $14,332,383   $14,207,895   $16,793,245   $ 4,348,047   $12,846,968   $ 2,647,935
                                    ===========   ===========   ===========   ===========   ===========   ===========   ===========

NET ASSETS, representing:
  Accumulation units ............   $ 8,840,033   $14,332,383   $14,207,895   $16,793,245   $ 4,348,047   $12,846,968   $ 2,647,935
                                    -----------   -----------   -----------   -----------   -----------   -----------   -----------
                                    $ 8,840,033   $14,332,383   $14,207,895   $16,793,245   $ 4,348,047   $12,846,968   $ 2,647,935
                                    ===========   ===========   ===========   ===========   ===========   ===========   ===========

  Units outstanding .............     5,864,292    10,502,551    10,178,594     9,205,986     3,151,383     9,970,085     2,360,192
                                    ===========   ===========   ===========   ===========   ===========   ===========   ===========

  Portfolio shares held .........       391,152       672,882       707,564       617,626       284,186       733,274       237,483
  Portfolio net asset value
    per share ...................   $     22.60   $     21.30   $     20.08   $     27.19   $     15.30   $     17.52   $     11.15
  Investment in portfolio
    shares, at cost .............   $ 9,151,755   $18,265,467   $18,830,437   $16,130,141   $ 5,039,572   $17,361,079   $ 3,376,971

STATEMENT OF OPERATIONS
For the period ended
  December 31, 2004


                                                                               SUBACCOUNTS
                                    ------------------------------------------------------------------------------------------------


                                                                              JANUS ASPEN                    MFS       CREDIT SUISSE
                                      AIM V.I.      AIM V.I.    JANUS ASPEN  INTERNATIONAL      MFS        EMERGING     TRUST GLOBAL
                                       CORE         PREMIER       GROWTH         GROWTH      RESEARCH       GROWTH      POST-VENTURE
                                    EQUITY FUND   EQUITY FUND    PORTFOLIO      PORTFOLIO     SERIES        SERIES          FUND
                                    -----------   -----------   -----------  -------------  -----------   -----------  -------------
INVESTMENT INCOME
  Dividend income ...............   $    84,468   $    65,115   $    20,581   $   142,985   $    46,025   $         0   $         0
                                    -----------   -----------   -----------   -----------   -----------   -----------   -----------

EXPENSES
  Charges to contract owners
    for assuming mortality
    risk and expense risk
    and for administration ......       125,831       203,667       203,958       221,497        59,141       174,580        35,165
                                    -----------   -----------   -----------   -----------   -----------   -----------   -----------

NET INVESTMENT INCOME (LOSS) ....       (41,363)     (138,552)     (183,377)      (78,512)      (13,116)     (174,580)      (35,165)
                                    -----------   -----------   -----------   -----------   -----------   -----------   -----------

NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
  Capital gains distributions
    received ....................             0             0             0             0             0             0             0
  Realized gain (loss) on
    shares redeemed .............      (136,091)     (761,608)     (960,904)     (227,649)     (212,488)     (891,384)     (206,076)
  Net change in unrealized gain
    (loss) on investments .......       813,498     1,465,239     1,521,412     2,851,893       786,497     2,402,297       620,118
                                    -----------   -----------   -----------   -----------   -----------   -----------   -----------

NET GAIN (LOSS)
  ON INVESTMENTS ................       677,407       703,631       560,508     2,624,244       574,009     1,510,913       414,042
                                    -----------   -----------   -----------   -----------   -----------   -----------   -----------

NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING
  FROM OPERATIONS ...............   $   636,044   $   565,079   $   377,131   $ 2,545,732   $   560,893   $ 1,336,333   $   378,877
                                    ===========   ===========   ===========   ===========   ===========   ===========   ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A3

STATEMENT OF NET ASSETS
December 31, 2004


                                                                     SUBACCOUNTS (CONTINUED)
                                    ----------------------------------------------------------------------------------------------

                                                                                      PRUDENTIAL                      ALLIANCE
                                                                      PRUDENTIAL      DIVERSIFIED                     BERNSTEIN
                                      AMERICAN         FRANKLIN        JENNISON      CONSERVATIVE                      PREMIER
                                     CENTURY VP        TEMPLETON     20/20 FOCUS        GROWTH       DAVIS VALUE        GROWTH
                                     VALUE FUND     SMALL CAP FUND    PORTFOLIO       PORTFOLIO          FUND         PORTFOLIO
                                    -------------   -------------   -------------   -------------   -------------   -------------
ASSETS
  Investment in the
    portfolios, at value ........   $   6,420,892   $   6,243,083   $   6,354,068   $   9,420,164   $   6,011,291   $     929,861
                                    -------------   -------------   -------------   -------------   -------------   -------------
  Net Assets ....................   $   6,420,892   $   6,243,083   $   6,354,068   $   9,420,164   $   6,011,291   $     929,861
                                    =============   =============   =============   =============   =============   =============

NET ASSETS, representing:
  Accumulation units ............   $   6,420,892   $   6,243,083   $   6,354,068   $   9,420,164   $   6,011,291   $     929,861
                                    -------------   -------------   -------------   -------------   -------------   -------------
                                    $   6,420,892   $   6,243,083   $   6,354,068   $   9,420,164   $   6,011,291   $     929,861
                                    =============   =============   =============   =============   =============   =============

  Units outstanding .............       3,504,307       4,098,194       5,297,733       7,365,888       5,858,409       1,611,465
                                    =============   =============   =============   =============   =============   =============

  Portfolio shares held .........         733,816         321,312         513,668         835,121         510,296          40,236
  Portfolio net asset value
    per share ...................   $        8.75   $       19.43   $       12.37   $       11.28   $       11.78   $       23.11
  Investment in portfolio
    shares, at cost .............   $   4,874,741   $   6,827,450   $   6,130,038   $  11,393,922   $   5,189,321   $   1,240,287


STATEMENT OF OPERATIONS
For the period ended
  December 31, 2004

                                                                        SUBACCOUNTS (CONTINUED)
                                    ---------------------------------------------------------------------------------------------

                                                                                      PRUDENTIAL                      ALLIANCE
                                                                      PRUDENTIAL      DIVERSIFIED                     BERNSTEIN
                                      AMERICAN         FRANKLIN        JENNISON      CONSERVATIVE                      PREMIER
                                     CENTURY VP        TEMPLETON     20/20 FOCUS        GROWTH       DAVIS VALUE        GROWTH
                                     VALUE FUND     SMALL CAP FUND    PORTFOLIO       PORTFOLIO          FUND         PORTFOLIO
                                    -------------   -------------   -------------   -------------   -------------   -------------
INVESTMENT INCOME
  Dividend income ...............   $      62,454   $           0   $       5,547   $     294,746   $      47,336   $           0
                                    -------------   -------------   -------------   -------------   -------------   -------------

EXPENSES
  Charges to contract owners
    for assuming mortality
    risk and expense risk
    and for administration ......          84,237          84,959          80,831         132,275          77,991          13,402
                                    -------------   -------------   -------------   -------------   -------------   -------------

NET INVESTMENT INCOME (LOSS) ....         (21,783)        (84,959)        (75,284)        162,471         (30,655)        (13,402)
                                    -------------   -------------   -------------   -------------   -------------   -------------

NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
  Capital gains distributions
    received ....................          48,446               0               0               0               0               0
  Realized gain (loss) on
    shares redeemed .............         160,257        (184,540)        (56,858)       (559,699)         59,291         (85,610)
  Net change in unrealized gain
    (loss) on investments .......         546,529         842,445         939,909       1,118,417         569,646         156,693
                                    -------------   -------------   -------------   -------------   -------------   -------------

NET GAIN (LOSS)
  ON INVESTMENTS ................         755,232         657,905         883,051         558,718         628,937          71,083
                                    -------------   -------------   -------------   -------------   -------------   -------------

NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING
  FROM OPERATIONS ...............   $     733,449   $     572,946   $     807,767   $     721,189   $     598,282   $      57,681
                                    =============   =============   =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A4

                             FINANCIAL STATEMENTS OF
       PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2004
                                                                             SUBACCOUNTS
                                  --------------------------------------------------------------------------------------------------
                                                                            PRUDENTIAL SP
                                  PRUDENTIAL SP               PRUDENTIAL SP  STATE STREET                               JANUS ASPEN
                                     ALLIANCE                 GOLDMAN SACHS    RESEARCH   PRUDENTIAL SP  PRUDENTIAL SP    GROWTH
                                    LARGE CAP   PRUDENTIAL SP   SMALL CAP     SMALL CAP    PIMCO TOTAL    PIMCO HIGH    PORTFOLIO -
                                     GROWTH      DAVIS VALUE      VALUE        GROWTH        RETURN          YIELD        SERVICE
                                    PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO       SHARES
                                  -------------  -----------  -------------  -----------  -------------  -------------  -----------
ASSETS
  Investment in the
    portfolios, at value ........  $ 2,493,618   $11,619,685   $15,444,907   $ 2,264,156   $36,696,385   $ 11,517,032   $ 1,654,352
                                   -----------   -----------   -----------   -----------   -----------   ------------   -----------
  Net Assets ....................  $ 2,493,618   $11,619,685   $15,444,907   $ 2,264,156   $36,696,385   $ 11,517,032   $ 1,654,352
                                   ===========   ===========   ===========   ===========   ===========   ============   ===========

NET ASSETS, representing:
  Accumulation units ............  $ 2,493,618   $11,619,685   $15,444,907   $ 2,264,156   $36,696,385   $ 11,517,032   $ 1,654,352
                                   -----------   -----------   -----------   -----------   -----------   ------------   -----------
                                   $ 2,493,618   $11,619,685   $15,444,907   $ 2,264,156   $36,696,385   $ 11,517,032   $ 1,654,352
                                   ===========   ===========   ===========   ===========   ===========   ============   ===========

  Units outstanding .............    2,632,586     9,575,516    10,478,341     2,352,380    30,931,506      8,863,667     1,556,535
                                   ===========   ===========   ===========   ===========   ===========   ============   ===========

  Portfolio shares held .........      377,249     1,058,259       995,803       350,489     3,141,814      1,079,384        83,343
  Portfolio net asset
    value per share .............  $      6.61   $     10.98   $     15.51   $      6.46   $     11.68   $      10.67   $     19.85
  Investment in portfolio
    shares, at cost .............  $ 2,276,128   $ 9,682,769   $12,364,202   $ 2,134,060   $35,548,719   $ 10,997,229   $ 1,538,903


STATEMENT OF OPERATIONS
For the period ended December 31, 2004

                                                                             SUBACCOUNTS
                                  --------------------------------------------------------------------------------------------------
                                                                            PRUDENTIAL SP
                                  PRUDENTIAL SP               PRUDENTIAL SP  STATE STREET                               JANUS ASPEN
                                     ALLIANCE                 GOLDMAN SACHS    RESEARCH   PRUDENTIAL SP  PRUDENTIAL SP    GROWTH
                                    LARGE CAP   PRUDENTIAL SP   SMALL CAP     SMALL CAP    PIMCO TOTAL    PIMCO HIGH    PORTFOLIO -
                                     GROWTH      DAVIS VALUE      VALUE        GROWTH        RETURN          YIELD        SERVICE
                                    PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO       SHARES
                                  -------------  -----------  -------------  -----------  -------------  -------------  -----------
INVESTMENT INCOME
Dividend income .................  $         0   $    32,824   $    15,677   $         0   $   621,580   $    607,138   $         0
                                   -----------   -----------   -----------   -----------   -----------   ------------   -----------

EXPENSES
  Charges to contract owners
    for assuming mortality
    risk and expense risk
    and for administration ......       29,123       140,996       161,076        25,198       477,950        130,400        17,748
                                   -----------   -----------   -----------   -----------   -----------   ------------   -----------

NET INVESTMENT INCOME (LOSS) ....      (29,123)     (108,172)     (145,399)      (25,198)      143,630        476,738       (17,748)
                                   -----------   -----------   -----------   -----------   -----------   ------------   -----------

NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
  Capital gains distributions
    received ....................            0             0         2,650             0       534,879         63,373             0
  Realized gain (loss) on
    shares redeemed .............       12,997        94,177       163,363         7,139       142,213         35,694         8,252
  Net change in unrealized gain
    (loss) on investments .......      129,320     1,014,266     2,148,374         1,521       386,124        163,229        57,733
                                   -----------   -----------   -----------   -----------   -----------   ------------   -----------

NET GAIN (LOSS)
  ON INVESTMENTS ................      142,317     1,108,443     2,314,387         8,660     1,063,216        262,296        65,985
                                   -----------   -----------   -----------   -----------   -----------   ------------   -----------

NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING
  FROM OPERATIONS ...............  $   113,194   $ 1,000,271   $ 2,168,988   $   (16,538)  $ 1,206,846   $    739,034   $    48,237
                                   ===========   ===========   ===========   ===========   ===========   ============   ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                      A5

STATEMENT OF NET ASSETS
December 31, 2004
                                                                       SUBACCOUNTS (CONTINUED)
                                   -----------------------------------------------------------------------------------------------

                                                                                    PRUDENTIAL SP
                                    PRUDENTIAL SP   PRUDENTIAL SP   PRUDENTIAL SP     STRATEGIC     PRUDENTIAL SP   SP PRUDENTIAL
                                      LARGE CAP       AIM CORE       MFS CAPITAL       PARTNERS        MID CAP      U.S. EMERGING
                                        VALUE          EQUITY       OPPORTUNITIES   FOCUSED GROWTH     GROWTH          GROWTH
                                      PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO
                                    -------------   -------------   -------------   -------------   -------------   -------------
ASSETS
  Investment in the
    portfolios, at value ........   $   5,563,289   $   1,436,733   $     754,862   $   1,307,627   $   4,027,700   $   6,538,099
                                    -------------   -------------   -------------   -------------   -------------   -------------
  Net Assets ....................   $   5,563,289   $   1,436,733   $     754,862   $   1,307,627   $   4,027,700   $   6,538,099
                                    =============   =============   =============   =============   =============   =============

NET ASSETS, representing:
  Accumulation units ............   $   5,563,289   $   1,436,733   $     754,862   $   1,307,627   $   4,027,700   $   6,538,099
                                    -------------   -------------   -------------   -------------   -------------   -------------
                                    $   5,563,289   $   1,436,733   $     754,862   $   1,307,627   $   4,027,700   $   6,538,099
                                    =============   =============   =============   =============   =============   =============

  Units outstanding .............       4,543,097       1,570,182         805,197       1,402,862       4,157,602       5,270,270
                                    =============   =============   =============   =============   =============   =============

  Portfolio shares held .........         481,253         195,208         106,319         186,804         587,985         810,173
  Portfolio net asset
    value per share .............   $       11.56   $        7.36   $        7.10   $        7.00   $        6.85   $        8.07
  Investment in portfolio
    shares, at cost .............   $   4,532,150   $   1,259,578   $     648,975   $   1,148,983   $   3,286,348   $   5,317,184


STATEMENT OF OPERATIONS
For the period ended
 December 31, 2004

                                                                        SUBACCOUNTS (CONTINUED)
                                   -----------------------------------------------------------------------------------------------

                                                                                    PRUDENTIAL SP
                                    PRUDENTIAL SP   PRUDENTIAL SP   PRUDENTIAL SP     STRATEGIC     PRUDENTIAL SP   SP PRUDENTIAL
                                      LARGE CAP       AIM CORE       MFS CAPITAL       PARTNERS        MID CAP      U.S. EMERGING
                                        VALUE          EQUITY       OPPORTUNITIES   FOCUSED GROWTH     GROWTH           GROWTH
                                      PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO
                                    -------------   -------------   -------------   -------------   -------------   -------------
INVESTMENT INCOME
Dividend income .................   $      33,637   $       4,570   $       1,120   $           0   $           0   $           0
                                    -------------   -------------   -------------   -------------   -------------   -------------

EXPENSES
  Charges to contract owners
    for assuming mortality
    risk and expense risk
    and for administration ......          67,307          16,296           9,425          15,111          44,196          69,434
                                    -------------   -------------   -------------   -------------   -------------   -------------

NET INVESTMENT INCOME (LOSS) ....         (33,670)        (11,726)         (8,305)        (15,111)        (44,196)        (69,434)
                                    -------------   -------------   -------------   -------------   -------------   -------------

NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
  Capital gains distributions
    received ....................               0               0               0               0               0             927
  Realized gain (loss) on
    shares redeemed .............         126,564           9,210           2,619          11,807          47,521          56,821
  Net change in unrealized gain
    (loss) on investments .......         628,412          93,065          72,235         110,885         537,146         923,639
                                    -------------   -------------   -------------   -------------   -------------   -------------

NET GAIN (LOSS)
  ON INVESTMENTS ................         754,976         102,275          74,854         122,692         584,667         981,387
                                    -------------   -------------   -------------   -------------   -------------   -------------

NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING
  FROM OPERATIONS ...............   $     721,306   $      90,549   $      66,549   $     107,581   $     540,471   $     911,953
                                    =============   =============   =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A6

                             FINANCIAL STATEMENTS OF
       PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2004
                                                                            SUBACCOUNTS
                                  --------------------------------------------------------------------------------------------------
                                                                                                                       PRUDENTIAL
                                                                                                                           SP
                                  PRUDENTIAL                   PRUDENTIAL    PRUDENTIAL                  PRUDENTIAL     WILLIAM
                                      SP                           SP            SP        PRUDENTIAL        SP          BLAIR
                                      AIM       PRUDENTIAL    CONSERVATIVE    BALANCED         SP        AGGRESSIVE     INTERNA-
                                  AGGRESSIVE        SP           ASSET         ASSET      GROWTH ASSET  GROWTH ASSET     TIONAL
                                    GROWTH      TECHNOLOGY     ALLOCATION    ALLOCATION    ALLOCATION    ALLOCATION      GROWTH
                                  PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
                                  -----------   -----------   -----------   -----------   -----------   -----------   -----------
ASSETS
  Investment in the
    portfolios, at value ......   $ 1,542,243   $   958,588   $19,171,872   $37,366,920   $24,855,027   $ 3,958,587   $ 3,017,831
                                  -----------   -----------   -----------   -----------   -----------   -----------   -----------
  Net Assets ..................   $ 1,542,243   $   958,588   $19,171,872   $37,366,920   $24,855,027   $ 3,958,587   $ 3,017,831
                                  ===========   ===========   ===========   ===========   ===========   ===========   ===========

NET ASSETS, representing:
  Accumulation units ..........   $ 1,542,243   $   958,588   $19,171,872   $37,366,920   $24,855,027   $ 3,958,587   $ 3,017,831
                                  -----------   -----------   -----------   -----------   -----------   -----------   -----------
                                  $ 1,542,243   $   958,588   $19,171,872   $37,366,920   $24,855,027   $ 3,958,587   $ 3,017,831
                                  ===========   ===========   ===========   ===========   ===========   ===========   ===========

  Units outstanding ...........     1,435,808     1,171,451    16,342,750    30,709,053    20,303,875     3,055,154     2,718,885
                                  ===========   ===========   ===========   ===========   ===========   ===========   ===========

  Portfolio shares held .......       212,430       200,962     1,711,774     3,515,232     2,536,227       440,823       440,559
  Portfolio net asset
    value per share ...........   $      7.26   $      4.77   $     11.20   $     10.63   $      9.80   $      8.98   $      6.85
  Investment in portfolio
    shares, at cost ...........   $ 1,325,882   $   908,560   $17,309,946   $33,143,451   $21,459,179   $ 3,353,051   $ 2,499,110


STATEMENT OF OPERATIONS
For the period ended  December 31, 2004
                                                                            SUBACCOUNTS
                                  --------------------------------------------------------------------------------------------------
                                                                                                                       PRUDENTIAL
                                                                                                                           SP
                                  PRUDENTIAL                   PRUDENTIAL    PRUDENTIAL                  PRUDENTIAL     WILLIAM
                                      SP                           SP            SP        PRUDENTIAL        SP          BLAIR
                                      AIM       PRUDENTIAL    CONSERVATIVE    BALANCED         SP        AGGRESSIVE     INTERNA-
                                  AGGRESSIVE        SP           ASSET         ASSET      GROWTH ASSET  GROWTH ASSET     TIONAL
                                    GROWTH      TECHNOLOGY     ALLOCATION    ALLOCATION    ALLOCATION    ALLOCATION      GROWTH
                                  PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
                                  -----------   -----------   -----------   -----------   -----------   -----------   -----------
INVESTMENT INCOME
  Dividend income .............   $         0   $         0   $   149,897   $   151,495   $    53,306   $     1,274   $     3,708
                                  -----------   -----------   -----------   -----------   -----------   -----------   -----------

EXPENSES
  Charges to contract owners
    for assuming mortality
    risk and expense risk and
    for administration ........        18,445        12,480       206,826       379,074       241,954        40,591        31,008
                                  -----------   -----------   -----------   -----------   -----------   -----------   -----------

  NET INVESTMENT INCOME (LOSS)        (18,445)      (12,480)      (56,929)     (227,579)     (188,648)      (39,317)      (27,300)
                                  ===========   ===========   ===========   ===========   ===========   ===========   ===========

NET REALIZED AND UNREALIZED
    GAIN (LOSS) ON INVESTMENTS
  Capital gains distributions
    received ..................             0             0        29,101        13,299             0             0             0
  Realized gain (loss) on
    shares redeemed ...........        11,926       (15,514)       79,906       239,423        59,599        10,121        34,850
  Net change in unrealized gain
    (loss) on investments .....       133,712        14,342     1,117,366     2,832,863     2,377,906       421,397       321,770
                                  -----------   -----------   -----------   -----------   -----------   -----------   -----------

  NET GAIN (LOSS)
    ON INVESTMENTS ............       145,638        (1,172)    1,226,373     3,085,585     2,437,505       431,518       356,620
                                  -----------   -----------   -----------   -----------   -----------   -----------   -----------

  NET INCREASE (DECREASE) IN
    NET ASSETS RESULTING
    FROM OPERATIONS ...........   $   127,193   $   (13,652)  $ 1,169,444   $ 2,858,006   $ 2,248,857   $   392,201   $   329,320
                                  ===========   ===========   ===========   ===========   ===========   ===========   ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A7

STATEMENT OF NET ASSETS
December 31, 2004
                                                                      SUBACCOUNTS (CONTINUED)
                                  ------------------------------------------------------------------------------------------------


                                   PRUDENTIAL
                                       SP                                   EVERGREEN
                                   LSV INTER-                                   VA         EVERGREEN
                                    NATIONAL     EVERGREEN    EVERGREEN      SPECIAL         INTER-      EVERGREEN    EVERGREEN
                                     VALUE           VA           VA          VALUES        NATIONAL      GROWTH &        VA
                                   PORTFOLIO    GROWTH FUND   OMEGA FUND       FUND       EQUITY FUND   INCOME FUND      FUND
                                  -----------   -----------   -----------   -----------   -----------   -----------   -----------
ASSETS
  Investment in the
    portfolios, at value ......   $ 3,811,989   $     2,896   $   432,551   $   180,392   $   281,380   $   309,656   $    50,992
                                  -----------   -----------   -----------   -----------   -----------   -----------   -----------
  Net Assets ..................   $ 3,811,989   $     2,896   $   432,551   $   180,392   $   281,380   $   309,656   $    50,992
                                  ===========   ===========   ===========   ===========   ===========   ===========   ===========

NET ASSETS, representing:
  Accumulation units ..........   $ 3,811,989   $     2,896   $   432,551   $   180,392   $   281,380   $   309,656   $    50,992
                                  -----------   -----------   -----------   -----------   -----------   -----------   -----------
                                  $ 3,811,989   $     2,896   $   432,551   $   180,392   $   281,380   $   309,656   $    50,992
                                  ===========   ===========   ===========   ===========   ===========   ===========   ===========

  Units outstanding ...........     3,232,109         1,922       308,139       121,801        22,984        27,752         4,626
                                  ===========   ===========   ===========   ===========   ===========   ===========   ===========

  Portfolio shares held .......       431,221           210        26,701        11,060        22,296        18,699         3,925
  Portfolio net asset
    value per share ...........   $      8.84   $     13.80   $     16.20   $     16.31   $     12.62   $     16.56         12.99
  Investment in portfolio
    shares, at cost ...........   $ 3,140,545   $     2,564   $   387,741   $   159,275   $   241,918   $   281,900        45,187


STATEMENT OF OPERATIONS
For the period ended
 December 31, 2004
                                                                      SUBACCOUNTS (CONTINUED)
                                  ------------------------------------------------------------------------------------------------


                                   PRUDENTIAL
                                       SP                                   EVERGREEN
                                   LSV INTER-                                   VA         EVERGREEN
                                    NATIONAL     EVERGREEN    EVERGREEN      SPECIAL         INTER-      EVERGREEN    EVERGREEN
                                     VALUE           VA           VA          VALUES        NATIONAL      GROWTH &        VA
                                   PORTFOLIO    GROWTH FUND   OMEGA FUND       FUND       EQUITY FUND   INCOME FUND      FUND
                                  -----------   -----------   -----------   -----------   -----------   -----------   -----------
INVESTMENT INCOME
  Dividend income .............   $     9,496   $         0   $         0   $     1,634   $     3,149   $     3,524           101
                                  -----------   -----------   -----------   -----------   -----------   -----------   -----------

EXPENSES
  Charges to contract owners
    for assuming mortality
    risk and expense risk and
    for administration ........        41,159            35         6,196         1,361         2,608         3,681           804
                                  -----------   -----------   -----------   -----------   -----------   -----------   -----------

  NET INVESTMENT INCOME (LOSS)        (31,663)          (35)       (6,196)          273           541          (157)         (703)
                                  ===========   ===========   ===========   ===========   ===========   ===========   ===========

NET REALIZED AND UNREALIZED
    GAIN (LOSS) ON INVESTMENTS
  Capital gains distributions
    received ..................             0             0             0         1,327             0             0             0
  Realized gain (loss) on
    shares redeemed ...........        30,567             0          (875)           78           668           656            43
  Net change in unrealized gain
    (loss) on investments .....       453,015           332        23,524        20,638        38,938        24,318         3,813
                                  -----------   -----------   -----------   -----------   -----------   -----------   -----------

  NET GAIN (LOSS)
    ON INVESTMENTS ............       483,582           332        22,649        22,043        39,606        24,974         3,856
                                  -----------   -----------   -----------   -----------   -----------   -----------   -----------

  NET INCREASE (DECREASE) IN
    NET ASSETS RESULTING
    FROM OPERATIONS ...........   $   451,919   $       297   $    16,453   $    22,316   $    40,147   $    24,817   $     3,153
                                  ===========   ===========   ===========   ===========   ===========   ===========   ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                      A8

                             FINANCIAL STATEMENTS OF
       PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2004 and 2003

                                                                          SUBACCOUNTS
                             -------------------------------------------------------------------------------------------------------

                                       PRUDENTIAL                   PRUDENTIAL                                          PRUDENTIAL
                                      MONEY MARKET               DIVERSIFIED BOND             PRUDENTIAL EQUITY            VALUE
                                        PORTFOLIO                    PORTFOLIO                    PORTFOLIO              PORTFOLIO
                             ---------------------------   ---------------------------   ---------------------------   ------------
                              01/01/2004     01/01/2003     01/01/2004      01/01/2003    01/01/2004     01/01/2003     01/01/2004
                                  TO             TO             TO              TO            TO             TO             TO
                              12/31/2004     12/31/2003     12/31/2004      12/31/2003    12/31/2004     12/31/2003     12/31/2004
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS
  Net investment income
    (loss) ................  $   (110,140)  $   (203,941)  $  1,607,610   $  1,516,175   $    (67,895)  $   (149,197)  $     (1,260)
  Capital gains distribu-
    tions received ........             0              0              0              0              0              0              0
  Realized gain (loss) on
    shares redeemed .......             0              0         76,048        (26,405)    (2,104,675)    (3,625,107)      (601,325)
  Net change in unrealized
    gain (loss) on
    investments ...........             0              0        446,859      1,891,082      5,420,884     13,459,276      5,780,706
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS .........      (110,140)      (203,941)     2,130,517      3,380,852      3,248,314      9,684,972      5,178,121
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

CONTRACT OWNER TRANSACTIONS
  Contract owner net
    payments ..............     4,516,447      7,807,561        296,615        167,115      1,684,643      1,335,301      3,150,443
  Surrenders, withdrawals
    and death benefits ....    (3,966,667)   (12,985,240)    (6,434,232)    (5,843,944)    (4,254,694)    (3,493,313)    (3,596,901)
  Net transfers between
    other subaccounts or
    fixed rate option .....    (5,010,507)    (8,404,437)      (736,160)      (924,297)      (797,368)      (705,527)     1,207,501
  Withdrawal and other
    charges ...............        (8,689)       (11,624)       (24,274)       (28,836)       (22,930)       (24,046)       (17,719)
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CONTRACT OWNER
  TRANSACTIONS ............    (4,469,416)   (13,593,740)    (6,898,051)    (6,629,962)    (3,390,349)    (2,887,585)       743,324
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS ...........    (4,579,556)   (13,797,681)    (4,767,534)    (3,249,110)      (142,035)     6,797,387      5,921,445

NET ASSETS
  Beginning of period .....    27,702,491     41,500,172     55,872,279     59,121,389     41,945,910     35,148,523     34,772,772
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------
  End of period ...........  $ 23,122,935   $ 27,702,491   $ 51,104,745   $ 55,872,279   $ 41,803,875   $ 41,945,910   $ 40,694,217
                             ============   ============   ============   ============   ============   ============   ============

  Beginning units .........    23,420,870     34,850,388     37,310,719     41,855,020     27,121,597     29,119,888     18,950,184
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------
  Units issued ............     9,969,346     49,811,929      1,696,325        957,950      2,216,833      1,795,918      4,095,475
  Units redeemed ..........   (13,210,705)   (61,241,447)    (6,239,709)    (5,502,251)    (4,077,683)    (3,794,209)    (2,692,128)
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------
  Ending units ............    20,179,511     23,420,870     32,767,335     37,310,719     25,260,747     27,121,597     20,353,531
                             ============   ============   ============   ============   ============   ============   ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A9

                                                                     SUBACCOUNTS (CONTINUED)
                             -----------------------------------------------------------------------------------------------------

                              PRUDENTIAL            PRUDENTIAL                    PRUDENTIAL                   PRUDENTIAL
                                 VALUE            HIGH YIELD BOND                 STOCK INDEX                    GLOBAL
                               PORTFOLIO             PORTFOLIO                     PORTFOLIO                    PORTFOLIO
                             ------------   ---------------------------   ---------------------------   --------------------------
                              01/01/2003     01/01/2004     01/01/2003     01/01/2004     01/01/2003     01/01/2004    01/01/2003
                                  TO             TO             TO             TO             TO             TO            TO
                              12/31/2003     12/31/2004     12/31/2003     12/31/2004     12/31/2003     12/31/2004    12/31/2003
                             ------------   ------------   ------------   ------------   ------------   ------------   -----------
OPERATIONS
  Net investment income
    (loss) ................  $     50,390   $  1,552,701   $  1,806,860   $    113,496   $     17,641   $    (42,002)  $   (85,140)
  Capital gains distribu-
    tions received ........             0              0              0        941,938      1,649,332              0             0
  Realized gain (loss) on
    shares redeemed .......    (1,786,402)      (882,218)    (1,473,299)      (980,248)    (2,350,276)      (377,736)     (688,748)
  Net change in unrealized
    gain (loss) on
    investments ...........     9,057,693      1,537,346      5,106,231      4,636,202     11,898,553      1,179,360     3,095,722
                             ------------   ------------   ------------   ------------   ------------   ------------   -----------

NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS .........     7,321,681      2,207,829      5,439,792      4,711,388     11,215,250        759,622     2,321,834
                             ------------   ------------   ------------   ------------   ------------   ------------   -----------

CONTRACT OWNER TRANSACTIONS
  Contract owner net
    payments ..............       705,575        112,524         66,909      2,916,386      2,253,381        571,114       580,789
  Surrenders, withdrawals
    and death benefits ....    (2,477,153)    (3,114,021)    (2,744,544)    (4,699,600)    (3,765,789)      (734,963)     (613,606)
  Net transfers between
    other subaccounts or
    fixed rate option .....      (932,021)       115,179       (477,787)       254,431        (56,260)       120,538      (180,436)
  Withdrawal and other
    charges ...............       (18,293)       (13,665)       (15,622)       (26,587)       (27,817)        (5,247)       (4,937)
                             ------------   ------------   ------------   ------------   ------------   ------------   -----------

NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CONTRACT OWNER
  TRANSACTIONS ............    (2,721,892)    (2,899,983)    (3,171,044)    (1,555,370)    (1,596,485)       (48,558)     (218,190)
                             ------------   ------------   ------------   ------------   ------------   ------------   -----------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS ...........     4,599,789       (692,154)     2,268,748      3,156,018      9,618,765        711,064     2,103,644

NET ASSETS
  Beginning of period .....    30,172,983     27,247,333     24,978,585     54,006,128     44,387,363      9,537,081     7,433,437
                             ------------   ------------   ------------   ------------   ------------   ------------   -----------
  End of period ...........  $ 34,772,772   $ 26,555,179   $ 27,247,333   $ 57,162,146   $ 54,006,128   $ 10,248,145   $ 9,537,081
                             ============   ============   ============   ============   ============   ============   ===========

  Beginning units .........    20,405,954     19,799,210     22,382,842     34,884,910     35,111,061      7,208,008     7,195,966
                             ------------   ------------   ------------   ------------   ------------   ------------   -----------
  Units issued ............     1,021,602        989,350        606,347      4,670,697      3,974,089      1,348,973       953,146
  Units redeemed ..........    (2,477,372)    (3,048,552)    (3,189,979)    (4,724,510)    (4,200,240)    (1,233,576)     (941,104)
                             ------------   ------------   ------------   ------------   ------------   ------------   -----------
  Ending units ............    18,950,184     17,740,008     19,799,210     34,831,097     34,884,910      7,323,405     7,208,008
                             ============   ============   ============   ============   ============   ============   ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                      A10

                             FINANCIAL STATEMENTS OF
       PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2004 and 2003

                                                                             SUBACCOUNTS
                             -------------------------------------------------------------------------------------------------------
                                      PRUDENTIAL                   PRUDENTIAL                   T. ROWE PRICE         T. ROWE PRICE
                                       JENNISON            SMALL CAPITALIZATION STOCK        INTERNATIONAL STOCK       EQUITY STOCK
                                       PORTFOLIO                    PORTFOLIO                     PORTFOLIO             PORTFOLIO
                             ---------------------------   ---------------------------   ---------------------------   ------------
                              01/01/2004     01/01/2003     01/01/2004     01/01/2003     01/01/2004     01/01/2003     01/01/2004
                                  TO             TO             TO             TO             TO             TO             TO
                              12/31/2004     12/31/2003     12/31/2004     12/31/2003     12/31/2004     12/31/2003     12/31/2004
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS
  Net investment income
    (loss) ................  $   (492,918)  $   (530,943)  $    (79,566)  $    (78,298)  $     (9,550)  $     (4,899)  $     25,170
  Capital gains distri-
    butions received ......             0              0         37,129         56,962              0          2,732        353,705
  Realized gain (loss) on
    shares redeemed .......    (3,120,991)    (4,422,932)       223,832       (151,993)       (47,667)       (40,907)       199,342
  Net change in unrealized
    gain (loss) on
    investments ...........     7,526,521     16,613,212      1,697,608      2,802,855        424,176        899,929      1,382,038
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS .........     3,912,612     11,659,337      1,879,003      2,629,526        366,959        856,855      1,960,255
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

CONTRACT OWNER TRANSACTIONS
  Contract owner net
    payments ..............     2,027,290      1,600,083         83,979         41,461         13,087          6,243         77,745
  Surrenders, withdrawals
    and death benefits ....    (5,252,337)    (3,858,678)      (933,424)      (876,739)      (215,328)      (258,635)    (1,569,959)
  Net transfers between
    other subaccounts
    or fixed rate option ..    (1,616,886)      (289,215)       655,379       (548,754)       (52,610)      (905,524)       173,226
  Withdrawal and other
    charges ...............       (31,804)       (34,231)        (5,207)        (5,067)        (1,635)        (1,663)        (7,722)
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CONTRACT OWNER
  TRANSACTIONS ............    (4,873,737)    (2,582,041)      (199,273)    (1,389,099)      (256,486)    (1,159,579)    (1,326,710)
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

TOTAL INCREASE (DECREASE)
  IN NET ASSETS ...........      (961,125)     9,077,296      1,679,730      1,240,427        110,473       (302,724)       633,545

NET ASSETS
  Beginning of period .....    52,788,593     43,711,297      9,528,128      8,287,701      3,305,828      3,608,552     15,629,336
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------
  End of period ...........  $ 51,827,468   $ 52,788,593   $ 11,207,858   $  9,528,128   $  3,416,301   $  3,305,828   $ 16,262,881
                             ============   ============   ============   ============   ============   ============   ============

  Beginning units .........    36,097,018     37,204,603      5,173,062      6,135,629      3,235,934      4,903,303      9,102,966
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------
  Units issued ............     2,867,022      3,272,322        716,973        165,451        261,128     12,619,149        661,810
  Units redeemed ..........    (5,836,635)    (4,379,907)      (830,832)    (1,128,018)      (518,558)   (14,286,518)    (1,423,442)
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------
  Ending units ............    33,127,405     36,097,018      5,059,203      5,173,062      2,978,504      3,235,934      8,341,334
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A11

                                                                       SUBACCOUNTS (CONTINUED)
                             ------------------------------------------------------------------------------------------------------
                             T. ROWE PRICE              OPCAP                          OPCAP                      AIM V.I.
                              EQUITY STOCK             MANAGED                       SMALL CAP                  CORE EQUITY
                               PORTFOLIO              PORTFOLIO                      PORTFOLIO                      FUND
                             -------------   ---------------------------   ---------------------------   --------------------------
                               01/01/2003     01/01/2004     01/01/2003     01/01/2004     01/01/2003     01/01/2004     01/01/2003
                                   TO             TO             TO             TO             TO             TO             TO
                               12/31/2003     12/31/2004     12/31/2003     12/31/2004     12/31/2003     12/31/2004     12/31/2003
                              ------------   ------------   ------------   ------------   ------------   ------------   -----------
OPERATIONS
  Net investment income
    (loss) ................   $     41,311   $     18,926   $     76,177   $   (144,505)  $   (120,191)  $    (41,363)  $   (34,253)
  Capital gains distri-
    butions received ......              0              0              0              0              0              0             0
  Realized gain (loss) on
    shares redeemed .......       (236,469)       (89,235)      (527,940)       340,264       (116,223)      (136,091)     (385,561)
  Net change in unrealized
    gain (loss) on
    investments ...........      3,204,943      1,586,272      3,537,687      1,415,979      3,350,213        813,498     2,231,093
                              ------------   ------------   ------------   ------------   ------------   ------------   -----------

NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS .........      3,009,785      1,515,963      3,085,924      1,611,738      3,113,799        636,044     1,811,279
                              ------------   ------------   ------------   ------------   ------------   ------------   -----------

CONTRACT OWNER TRANSACTIONS
  Contract owner net
    payments ..............         49,878         52,195         32,323         20,864         15,411         33,652        14,606
  Surrenders, withdrawals
    and death benefits ....     (1,462,196)    (1,890,144)    (1,836,380)    (1,142,162)      (779,655)    (1,109,208)     (885,688)
  Net transfers between
    other subaccounts
    or fixed rate option ..         70,106        (38,625)      (333,865)      (110,729)        22,101       (209,159)     (210,934)
  Withdrawal and other
    charges ...............         (8,189)        (9,182)       (10,562)        (4,411)        (4,594)        (5,491)       (6,185)
                              ------------   ------------   ------------   ------------   ------------   ------------   -----------

NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CONTRACT OWNER
  TRANSACTIONS ............     (1,350,401)    (1,885,756)    (2,148,484)    (1,236,438)      (746,737)    (1,290,206)   (1,088,201)
                              ------------   ------------   ------------   ------------   ------------   ------------   -----------

TOTAL INCREASE (DECREASE)
  IN NET ASSETS ...........      1,659,384       (369,793)       937,440        375,300      2,367,062       (654,162)      723,078

NET ASSETS
  Beginning of period .....     13,969,952     17,801,216     16,863,776     10,720,853      8,353,791      9,494,195     8,771,117
                              ------------   ------------   ------------   ------------   ------------   ------------   -----------
  End of period ...........   $ 15,629,336   $ 17,431,423   $ 17,801,216   $ 11,096,153   $ 10,720,853   $  8,840,033   $ 9,494,195
                              ============   ============   ============   ============   ============   ============   ===========

  Beginning units .........     10,042,004     12,855,102     14,619,795      5,898,630      6,466,386      6,768,151     7,670,433
                              ------------   ------------   ------------   ------------   ------------   ------------   -----------
  Units issued ............        393,383        346,602         83,985        302,040        328,202        161,524        69,752
  Units redeemed ..........     (1,332,421)    (1,676,580)    (1,848,678)      (948,436)      (895,958)    (1,065,383)     (972,034)
                              ------------   ------------   ------------   ------------   ------------   ------------   -----------
  Ending units ............      9,102,966     11,525,124     12,855,102      5,252,234      5,898,630      5,864,292     6,768,151
                              ------------   ------------   ------------   ------------   ------------   ------------   -----------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A12

                             FINANCIAL STATEMENTS OF
       PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2004 and 2003

                                                                                SUBACCOUNTS
                             -------------------------------------------------------------------------------------------------------
                                       AIM V.I.                    JANUS ASPEN                    JANUS ASPEN               MFS
                                    PREMIER EQUITY                   GROWTH                  INTERNATIONAL GROWTH        RESEARCH
                                         FUND                       PORTFOLIO                      PORTFOLIO              SERIES
                             ---------------------------   ---------------------------   ---------------------------   ------------

                              01/01/2004     01/01/2003     01/01/2004     01/01/2003     01/01/2004     01/01/2003     01/01/2004
                                  TO             TO             TO             TO             TO             TO             TO
                              12/31/2004     12/31/2003     12/31/2004     12/31/2003     12/31/2004     12/31/2003     12/31/2004
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS
  Net investment income
    (loss) ................  $   (138,552)  $   (159,853)  $   (183,377)  $   (189,516)  $    (78,512)  $    (24,632)  $    (13,116)
  Capital gains distri-
    butions received ......             0              0              0              0              0              0              0
  Realized gain (loss) on
    shares redeemed .......      (761,608)    (1,460,458)      (960,904)    (1,581,387)      (227,649)    (1,054,278)      (212,488)
  Net change in unrealized
    gain (loss) on
    investments ...........     1,465,239      4,707,572      1,521,412      5,592,977      2,851,893      5,269,122        786,497
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS .........       565,079      3,087,261        377,131      3,822,074      2,545,732      4,190,212        560,893
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

CONTRACT OWNER TRANSACTIONS
  Contract owner net
    payments ..............        36,987         29,724         46,419         22,248         62,589         33,530         18,159
  Surrenders, withdrawals
    and death benefits ....    (1,462,307)    (1,471,282)    (1,501,841)    (1,412,480)    (1,679,869)    (1,248,431)      (412,547)
  Net transfers between
    other subaccounts
    or fixed rate option ..      (442,060)      (677,725)      (553,507)      (668,209)      (473,692)      (745,479)      (217,360)
  Withdrawal and other
    charges ...............        (8,406)        (9,772)        (9,350)       (10,787)        (8,971)        (9,596)        (2,518)
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CONTRACT OWNER
  TRANSACTIONS ............    (1,875,786)    (2,129,055)    (2,018,279)    (2,069,228)    (2,099,943)    (1,969,976)      (614,266)
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

TOTAL INCREASE (DECREASE)
  IN NET ASSETS ...........    (1,310,707)       958,206     (1,641,148)     1,752,846        445,789      2,220,236        (53,373)

NET ASSETS
  Beginning of period .....    15,643,090     14,684,884     15,849,043     14,096,197     16,347,456     14,127,220      4,401,420
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------
  End of period ...........  $ 14,332,383   $ 15,643,090   $ 14,207,895   $ 15,849,043   $ 16,793,245   $ 16,347,456   $  4,348,047
                             ============   ============   ============   ============   ============   ============   ============

  Beginning units .........    11,967,897     13,840,981     11,699,007     13,505,230     10,518,221     12,090,799      3,644,208
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------
  Units issued ............       263,989         99,704        322,227        141,960        427,385        337,402         76,631
  Units redeemed ..........    (1,729,335)    (1,972,788)    (1,842,640)    (1,948,183)    (1,739,620)    (1,909,980)      (569,456)
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------
  Ending units ............    10,502,551     11,967,897     10,178,594     11,699,007      9,205,986     10,518,221      3,151,383
                             ============   ============   ============   ============   ============   ============   ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A13

                                                                   SUBACCOUNTS (CONTINUED)
                             -----------------------------------------------------------------------------------------------------
                                  MFS                    MFS               CREDIT SUISSE TRUST GLOBAL        AMERICAN CENTURY
                               RESEARCH            EMERGING GROWTH                POST-VENTURE                   VP VALUE
                                SERIES                 SERIES                         FUND                         FUND
                             ------------   ---------------------------   ---------------------------   --------------------------

                              01/01/2003     01/01/2004     01/01/2003     01/01/2004     01/01/2003     01/01/2004     01/01/2003
                                  TO             TO             TO             TO             TO             TO             TO
                              12/31/2003     12/31/2004     12/31/2003     12/31/2004     12/31/2003     12/31/2004     12/31/2003
                             ------------   ------------   ------------   ------------   ------------   ------------   -----------
OPERATIONS
  Net investment income
    (loss) ................  $    (29,550)  $   (174,580)  $   (167,757)  $    (35,165)  $    (30,918)  $    (21,783)  $   (15,544)
  Capital gains distri-
    butions received ......             0              0              0              0              0         48,446             0
  Realized gain (loss) on
    shares redeemed .......      (407,907)      (891,384)    (1,316,564)      (206,076)      (215,600)       160,257       (18,655)
  Net change in unrealized
    gain (loss) on
    investments ...........     1,313,742      2,402,297      4,483,050        620,118      1,182,494        546,529     1,370,014
                             ------------   ------------   ------------   ------------   ------------   ------------   -----------

NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS .........       876,285      1,336,333      2,998,729        378,877        935,976        733,449     1,335,815
                             ------------   ------------   ------------   ------------   ------------   ------------   -----------

CONTRACT OWNER TRANSACTIONS
  Contract owner net
    payments ..............         9,789         29,992         24,683         12,726          4,484         53,848        16,326
  Surrenders, withdrawals
    and death benefits ....      (536,366)    (1,013,521)      (931,468)      (297,766)      (210,084)      (597,644)     (660,729)
  Net transfers between
    other subaccounts
    or fixed rate option ..      (151,850)      (557,231)      (398,121)       (19,316)      (964,332)       156,441      (223,134)
  Withdrawal and other
    charges ...............        (2,927)        (8,013)        (9,239)        (1,598)        (1,651)        (2,873)       (2,991)
                             ------------   ------------   ------------   ------------   ------------   ------------   -----------

NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CONTRACT OWNER
  TRANSACTIONS ............      (681,354)    (1,548,773)    (1,314,145)      (305,954)    (1,171,583)      (390,228)     (870,528)
                             ------------   ------------   ------------   ------------   ------------   ------------   -----------

TOTAL INCREASE (DECREASE)
  IN NET ASSETS ...........       194,931       (212,440)     1,684,584         72,923       (235,607)       343,221       465,287

NET ASSETS
  Beginning of period .....     4,206,489     13,059,408     11,374,824      2,575,012      2,810,619      6,077,671     5,612,384
                             ------------   ------------   ------------   ------------   ------------   ------------   -----------
  End of period ...........  $  4,401,420   $ 12,846,968   $ 13,059,408   $  2,647,935   $  2,575,012   $  6,420,892   $ 6,077,671
                             ============   ============   ============   ============   ============   ============   ===========

  Beginning units .........     4,282,812     11,293,408     12,633,277      2,670,554      4,635,815      3,736,023     4,393,795
                             ------------   ------------   ------------   ------------   ------------   ------------   -----------
  Units issued ............        46,945        318,265        183,810        159,012     13,743,718        333,448       195,746
  Units redeemed ..........      (685,549)    (1,641,588)    (1,523,679)      (469,374)   (15,708,979)      (565,164)     (853,518)
                             ------------   ------------   ------------   ------------   ------------   ------------   -----------
  Ending units ............     3,644,208      9,970,085     11,293,408      2,360,192      2,670,554      3,504,307     3,736,023
                             ============   ============   ============   ============   ============   ============   ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A14

                             FINANCIAL STATEMENTS OF
       PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2004 and 2003

                                                                           SUBACCOUNTS
                             -------------------------------------------------------------------------------------------------------
                                  FRANKLIN TEMPLETON               PRUDENTIAL                     PRUDENTIAL              DAVIS
                                       SMALL CAP                 JENNISON 20/20            DIVERSIFIED CONSERVATIVE       VALUE
                                         FUND                    FOCUS PORTFOLIO               GROWTH PORTFOLIO            FUND
                             ---------------------------   ---------------------------   ---------------------------   ------------

                              01/01/2004     01/01/2003     01/01/2004     01/01/2003     01/01/2004     01/01/2003     01/01/2004
                                  TO             TO             TO             TO             TO             TO             TO
                              12/31/2004     12/31/2003     12/31/2004     12/31/2003     12/31/2004     12/31/2003     12/31/2004
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS
  Net investment income
    (loss) ................  $    (84,959)  $    (75,500)  $    (75,284)  $    (60,773)  $    162,471   $    294,747   $    (30,655)
  Capital gains distri-
    butions received ......             0              0              0              0              0              0              0
  Realized gain (loss) on
    shares redeemed .......      (184,540)      (428,888)       (56,858)       (91,875)      (559,699)       385,848         59,291
  Net change in unrealized
    gain (loss) on
    investments ...........       842,445      2,162,953        939,909      1,431,943      1,118,417      1,003,535        569,646
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS .........       572,946      1,658,565        807,767      1,279,295        721,189      1,684,130        598,282
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

CONTRACT OWNER TRANSACTIONS
  Contract owner net
    payments ..............        10,623         21,550         27,775         53,031        169,362         18,746         26,840
  Surrenders, withdrawals
    and death benefits ....      (495,883)      (405,474)      (404,320)      (336,877)    (1,192,909)    (1,393,860)      (398,458)
  Net transfers between
    other subaccounts
    or fixed rate option ..      (107,599)      (107,595)        80,287       (252,402)       124,745        158,417        389,638
  Withdrawal and other
    charges ...............        (3,483)        (3,651)        (2,927)        (3,209)        (4,259)        (4,623)        (1,844)
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CONTRACT OWNER
  TRANSACTIONS ............      (596,342)      (495,170)      (299,185)      (539,457)      (903,061)    (1,221,320)        16,176
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

TOTAL INCREASE (DECREASE)
  IN NET ASSETS ...........       (23,396)     1,163,395        508,582        739,838       (181,872)       462,810        614,458

NET ASSETS
  Beginning of period .....     6,266,479      5,103,084      5,845,486      5,105,648      9,602,036      9,139,226      5,396,833
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------
  End of period ...........  $  6,243,083   $  6,266,479   $  6,354,068   $  5,845,486   $  9,420,164   $  9,602,036   $  6,011,291
                             ============   ============   ============   ============   ============   ============   ============

  Beginning units .........     4,535,998      5,004,695      5,572,462      6,206,381      8,112,186      9,257,448      5,826,356
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------
  Units issued ............       353,732        207,909        366,499        228,512        789,628        519,135        733,615
  Units redeemed ..........      (791,536)      (676,606)      (641,228)      (862,431)    (1,535,926)    (1,664,397)      (701,562)
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------
  Ending units ............     4,098,194      4,535,998      5,297,733      5,572,462      7,365,888      8,112,186      5,858,409
                             ============   ============   ============   ============   ============   ============   ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A15

                                                                 SUBACCOUNTS (CONTINUED)
                             -----------------------------------------------------------------------------------------------------
                                DAVIS            ALLIANCE BERNSTEIN               PRUDENTIAL SP                PRUDENTIAL SP
                                VALUE             PREMIER GROWTH           ALLIANCE LARGE CAP GROWTH            DAVIS VALUE
                                 FUND               PORTFOLIO                     PORTFOLIO                      PORTFOLIO
                             ------------   ---------------------------   ---------------------------   --------------------------

                              01/01/2003     01/01/2004     01/01/2003     01/01/2004     01/01/2003     01/01/2004     01/01/2003
                                  TO             TO             TO             TO             TO             TO             TO
                              12/31/2003     12/31/2004     12/31/2003     12/31/2004     12/31/2003     12/31/2004     12/31/2003
                             ------------   ------------   ------------   ------------   ------------   ------------   -----------
OPERATIONS
  Net investment income
    (loss) ................  $    (29,282)  $    (13,402)  $    (13,659)  $    (29,123)  $    (14,293)  $   (108,172)  $   (48,778)
  Capital gains distri-
    butions received ......             0              0              0              0              0              0             0
  Realized gain (loss) on
    shares redeemed .......       (99,831)       (85,610)      (135,201)        12,997         (4,394)        94,177         9,048
  Net change in unrealized
    gain (loss) on
    investments ...........     1,308,031        156,693        339,380        129,320        201,116      1,014,266     1,222,517
                             ------------   ------------   ------------   ------------   ------------   ------------   -----------

NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS .........     1,178,918         57,681        190,520        113,194        182,429      1,000,271     1,182,787
                             ------------   ------------   ------------   ------------   ------------   ------------   -----------

CONTRACT OWNER TRANSACTIONS
  Contract owner net
    payments ..............        14,514          1,004          4,335        917,077        609,370      3,624,458     2,313,625
  Surrenders, withdrawals
    and death benefits ....      (471,955)      (101,042)      (129,423)       (98,494)       (41,302)      (316,358)     (124,635)
  Net transfers between
    other subaccounts
    or fixed rate option ..       355,877        (42,569)        (2,639)       137,696        143,038        735,035       370,190
  Withdrawal and other
    charges ...............        (1,823)          (404)          (458)          (282)          (199)        (2,437)       (1,060)
                             ------------   ------------   ------------   ------------   ------------   ------------   -----------

NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CONTRACT OWNER
  TRANSACTIONS ............      (103,387)      (143,011)      (128,185)       955,997        710,907      4,040,698     2,558,120
                             ------------   ------------   ------------   ------------   ------------   ------------   -----------

TOTAL INCREASE (DECREASE)
  IN NET ASSETS ...........     1,075,531        (85,330)        62,335      1,069,191        893,336      5,040,969     3,740,907

NET ASSETS
  Beginning of period .....     4,321,302      1,015,191        952,856      1,424,427        531,091      6,578,716     2,837,809
                             ------------   ------------   ------------   ------------   ------------   ------------   -----------
  End of period ...........  $  5,396,833   $    929,861   $  1,015,191   $  2,493,618   $  1,424,427   $ 11,619,685   $ 6,578,716
                             ============   ============   ============   ============   ============   ============   ===========

  Beginning units .........     5,969,010      1,879,915      2,146,950      1,820,554      1,061,707      6,373,711     3,811,760
                             ------------   ------------   ------------   ------------   ------------   ------------   -----------
  Units issued ............       820,528        111,246        123,338      1,263,083        920,773      4,413,686     3,064,787
  Units redeemed ..........      (963,182)      (379,696)      (390,373)      (451,051)      (161,926)    (1,211,881)     (502,836)
                             ------------   ------------   ------------   ------------   ------------   ------------   -----------
  Ending units ............     5,826,356      1,611,465      1,879,915      2,632,586      1,820,554      9,575,516     6,373,711
                             ============   ============   ============   ============   ============   ============   ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                      A16

                             FINANCIAL STATEMENTS OF
       PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2004 and 2003

                                                                             SUBACCOUNTS
                             -------------------------------------------------------------------------------------------------------
                                                                                                                      PRUDENTIAL SP
                                    PRUDENTIAL SP               PRUDENTIAL SP                  PRUDENTIAL SP              PIMCO
                               GOLDMAN SACHS SMALL CAP         STATE STREET RESEARCH         PIMCO TOTAL RETURN         HIGH YIELD
                                   VALUE PORTFOLIO          SMALL CAP GROWTH PORTFOLIO            PORTFOLIO             PORTFOLIO
                             ---------------------------   ---------------------------   ---------------------------   ------------
                              01/01/2004     01/01/2003     01/01/2004     01/01/2003     01/01/2004     01/01/2003     01/01/2004
                                  TO             TO             TO             TO             TO             TO             TO
                              12/31/2004     12/31/2003     12/31/2004     12/31/2003     12/31/2004     12/31/2003     12/31/2004
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS
  Net investment income
   (loss) .................  $   (145,399)  $    (61,816)  $    (25,198)  $     (9,625)  $    143,630   $    262,468   $    476,738
  Capital gains distributions
    received ..............         2,650              0              0              0        534,879        537,923         63,373
  Realized gain (loss) on
    shares redeemed .......       163,363        (22,917)         7,139          4,228        142,213        112,735         35,694
  Net change in unrealized
    gain (loss) on
    investments ...........     2,148,374      1,357,374          1,521        189,047        386,124        103,948        163,229
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS .........     2,168,988      1,272,641        (16,538)       183,650      1,206,846      1,017,074        739,034
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

CONTRACT OWNER TRANSACTIONS
Contract owner net
  payments ................     6,567,256      1,893,276      1,132,178        313,029     10,562,148      6,050,527      5,533,672
  Surrenders, withdrawals
    and death benefits ....      (578,726)      (233,883)       (46,915)       (27,592)    (2,604,037)    (1,531,793)      (394,066)
  Net transfers between
    other subaccounts
    or fixed rate option ..       910,479        327,676        135,093        168,124        121,313      1,721,230        694,227
  Withdrawal and other
    charges ...............        (2,914)        (1,308)          (367)          (194)        (9,667)        (8,343)        (1,789)
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CONTRACT OWNER
  TRANSACTIONS ............     6,896,095      1,985,761      1,219,989        453,367      8,069,757      6,231,621      5,832,044
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

TOTAL INCREASE (DECREASE)
  IN NET ASSETS ...........     9,065,083      3,258,402      1,203,451        637,017      9,276,603      7,248,695      6,571,078

NET ASSETS
  Beginning of period .....     6,379,824      3,121,422      1,060,705        423,688     27,419,782     20,171,087      4,945,954
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------
  End of period ...........  $ 15,444,907   $  6,379,824   $  2,264,156   $  1,060,705   $ 36,696,385   $ 27,419,782   $ 11,517,032
                             ============   ============   ============   ============   ============   ============   ============

  Beginning units .........     5,281,710      3,473,619      1,332,566        830,654     23,027,676     17,327,700      4,059,124
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------
  Units issued ............     6,464,004      2,404,263      1,284,300        628,958     14,420,691      9,779,503      6,173,187
  Units redeemed ..........    (1,267,373)      (596,172)      (264,486)      (127,046)    (6,516,861)    (4,079,527)    (1,368,644)
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------
  Ending units ............    10,478,341      5,281,710      2,352,380      1,332,566     30,931,506     23,027,676      8,863,667
                             ============   ============   ============   ============   ============   ============   ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A17

                                                              SUBACCOUNTS (CONTINUED)
                             ------------------------------------------------------------------------------------------------------
                             PRUDENTIAL SP
                                 PIMCO                JANUS                      PRUDENTIAL SP                  PRUDENTIAL SP
                               HIGH YIELD          ASPEN GROWTH                 LARGE CAP VALUE                AIM CORE EQUITY
                               PORTFOLIO      PORTFOLIO-SERVICE SHARES             PORTFOLIO                      PORTFOLIO
                             -------------   ---------------------------   ---------------------------   --------------------------
                               01/01/2003     01/01/2004     01/01/2003     01/01/2004     01/01/2003     01/01/2004     01/01/2003
                                   TO             TO             TO             TO             TO             TO             TO
                               12/31/2003     12/31/2004     12/31/2003     12/31/2004     12/31/2003     12/31/2004     12/31/2003
                              ------------   ------------   ------------   ------------   ------------   ------------   -----------
OPERATIONS
  Net investment income
   (loss) .................   $    180,927   $    (17,748)  $     (5,540)  $    (33,670)  $    (37,045)  $    (11,726)  $    (7,622)
  Capital gains distri-
    butions received ......              0              0              0              0              0              0             0
  Realized gain (loss) on
    shares redeemed .......         18,617          8,252          2,438        126,564        (18,783)         9,210          (569)
  Net change in unrealized
    gain (loss) on
    investments ...........        395,575         57,733         99,196        628,412        665,784         93,065       141,129
                              ------------   ------------   ------------   ------------   ------------   ------------   -----------

NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS .........        595,119         48,237         96,094        721,306        609,956         90,549       132,938
                              ------------   ------------   ------------   ------------   ------------   ------------   -----------

CONTRACT OWNER TRANSACTIONS
Contract owner net
  payments ................      2,027,405      1,090,948        221,938      1,358,575        864,109        531,182       172,237
  Surrenders, withdrawals
    and death benefits ....       (168,730)       (32,214)       (13,279)      (531,615)      (135,581)       (40,575)      (13,758)
  Net transfers between
    other subaccounts
    or fixed rate option ..        477,801        (20,755)        41,474        522,003        214,731         62,598        48,495
  Withdrawal and other
    charges ...............           (691)          (175)           (88)        (1,200)          (617)          (220)         (123)
                              ------------   ------------   ------------   ------------   ------------   ------------   -----------

NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CONTRACT OWNER
  TRANSACTIONS ............      2,335,785      1,037,804        250,045      1,347,763        942,642        552,985       206,851
                              ------------   ------------   ------------   ------------   ------------   ------------   -----------

TOTAL INCREASE (DECREASE)
  IN NET ASSETS ...........      2,930,904      1,086,041        346,139      2,069,069      1,552,598        643,534       339,789

NET ASSETS
  Beginning of period .....      2,015,050        568,311        222,172      3,494,220      1,941,622        793,199       453,410
                              ------------   ------------   ------------   ------------   ------------   ------------   -----------
  End of period ...........   $  4,945,954   $  1,654,352   $    568,311   $  5,563,289   $  3,494,220   $  1,436,733   $   793,199
                              ============   ============   ============   ============   ============   ============   ===========

  Beginning units .........      1,975,328        754,626        488,938      3,471,011      2,520,843      1,090,436       826,264
                              ------------   ------------   ------------   ------------   ------------   ------------   -----------
  Units issued ............      2,648,453        981,707        347,102      1,922,145      1,272,132        616,392       300,607
  Units redeemed ..........       (564,657)      (179,798)       (81,414)      (850,059)      (321,964)      (136,646)      (36,435)
                              ------------   ------------   ------------   ------------   ------------   ------------   -----------
  Ending units ............      4,059,124      1,556,535        754,626      4,543,097      3,471,011      1,570,182     1,090,436
                              ============   ============   ============   ============   ============   ============   ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A18

                             FINANCIAL STATEMENTS OF
       PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2004 and 2003

                                                                              SUBACCOUNTS
                             -------------------------------------------------------------------------------------------------------

                                                                                                                       SP PRUDENTIAL
                                   PRUDENTIAL SP                 PRUDENTIAL SP                  PRUDENTIAL SP          U.S. EMERGING
                                    MFS CAPITAL                STRATEGIC PARTNERS               MID CAP GROWTH            GROWTH
                               OPPORTUNITIES PORTFOLIO      FOCUSED GROWTH PORTFOLIO               PORTFOLIO             PORTFOLIO
                             ---------------------------   ---------------------------   ---------------------------   ------------
                              01/01/2004     01/01/2003     01/01/2004     01/01/2003     01/01/2004     01/01/2003     01/01/2004
                                  TO             TO             TO             TO             TO             TO             TO
                              12/31/2004     12/31/2003     12/31/2004     12/31/2003     12/31/2004     12/31/2003     12/31/2004
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS
  Net investment income
    (loss) ................  $     (8,305)  $     (4,090)  $    (15,111)  $     (7,851)  $    (44,196)  $    (17,165)  $    (69,434)
  Capital gains distri-
    butions received ......             0              0              0              0              0              0            927
  Realized gain (loss) on
    shares redeemed .......         2,619           (933)        11,807            157         47,521          4,890         56,821
  Net change in unrealized
    gain (loss) on
    investments ...........        72,235         73,263        110,885        122,498        537,146        375,316        923,639
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS .........        66,549         68,240        107,581        114,804        540,471        363,041        911,953
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------


CONTRACT OWNER TRANSACTIONS
  Contract owner net
    payments ..............       213,634        147,998        418,362        152,636      1,269,202        514,745      2,789,061
  Surrenders, withdrawals
    and death benefits ....       (26,278)       (12,649)       (84,302)       (27,948)      (167,946)       (37,698)      (168,706)
  Net transfers between
    other subaccounts or
    fixed rate option .....        48,189         57,751        110,956        144,399        391,719        495,508        307,052
  Withdrawal and other
    charges ...............          (231)          (100)          (228)           (81)          (799)          (258)        (2,217)
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CONTRACT OWNER
  TRANSACTIONS ............       235,314        193,000        444,788        269,006      1,492,176        972,297      2,925,190
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

TOTAL INCREASE (DECREASE)
  IN NET ASSETS ...........       301,863        261,240        552,369        383,810      2,032,647      1,335,338      3,837,143


NET ASSETS
  Beginning of period .....       452,999        191,759        755,258        371,448      1,995,053        659,715      2,700,956
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------
  End of period ...........  $    754,862   $    452,999   $  1,307,627   $    755,258   $  4,027,700   $  1,995,053   $  6,538,099
                             ============   ============   ============   ============   ============   ============   ============
Beginning units ...........       605,142        383,298      1,048,670        726,182      3,011,355      1,602,153      3,234,105
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------
  Units issued ............       299,416        264,412        694,073        443,435      1,917,065      1,611,944      2,858,488
  Units redeemed ..........       (99,361)       (42,568)      (339,881)      (120,947)      (770,818)      (202,742)      (822,323)
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------
  Ending units ............       805,197        605,142      1,402,862      1,048,670      4,157,602      3,011,355      5,270,270
                             ============   ============   ============   ============   ============   ============   ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A19

                                                                  SUBACCOUNTS (CONTINUED)
                             -----------------------------------------------------------------------------------------------------

                             SP PRUDENTIAL
                             U.S. EMERGING        PRUDENTIAL SP                  PRUDENTIAL SP                 PRUDENTIAL SP
                                GROWTH           AIM AGGRESSIVE                   TECHNOLOGY                CONSERVATIVE ASSET
                               PORTFOLIO         GROWTH PORTFOLIO                  PORTFOLIO               ALLOCATION PORTFOLIO
                             ------------   ---------------------------   ---------------------------   --------------------------
                              01/01/2003     01/01/2004     01/01/2003     01/01/2004     01/01/2003     01/01/2004     01/01/2003
                                  TO             TO             TO             TO             TO             TO             TO
                              12/31/2003     12/31/2004     12/31/2003     12/31/2004     12/31/2003     12/31/2004     12/31/2003
                             ------------   ------------   ------------   ------------   ------------   ------------   -----------
OPERATIONS
  Net investment income
    (loss) ................  $    (21,799)  $    (18,445)  $     (6,835)  $    (12,480)  $     (4,225)  $    (56,929)  $   (10,894)
  Capital gains distri-
    butions received ......             0              0              0              0              0         29,101         6,598
  Realized gain (loss) on
    shares redeemed .......          (543)        11,926          1,600        (15,514)         7,632         79,906        33,195
  Net change in unrealized
    gain (loss) on
    investments ...........       446,940        133,712        116,292         14,342         87,925      1,117,366       794,588
                             ------------   ------------   ------------   ------------   ------------   ------------   -----------

NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS .........       424,598        127,193        111,057        (13,652)        91,332      1,169,444       823,487
                             ------------   ------------   ------------   ------------   ------------   ------------   -----------


CONTRACT OWNER TRANSACTIONS
  Contract owner net
    payments ..............       967,903        719,665        345,077        324,221        118,071      8,510,681     2,590,733
  Surrenders, withdrawals
    and death benefits ....       (47,996)       (48,464)       (34,711)       (90,365)       (42,031)      (257,589)     (311,146)
  Net transfers between
    other subaccounts or
    fixed rate option .....       594,679          1,763         73,845        204,518        175,134      1,334,747     1,227,665
  Withdrawal and other
    charges ...............          (436)          (249)          (143)          (238)          (106)        (3,033)       (1,292)
                             ------------   ------------   ------------   ------------   ------------   ------------   -----------

NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CONTRACT OWNER
  TRANSACTIONS ............     1,514,150        672,715        384,068        438,136        251,068      9,584,806     3,505,960
                             ------------   ------------   ------------   ------------   ------------   ------------   -----------

TOTAL INCREASE (DECREASE)
  IN NET ASSETS ...........     1,938,748        799,908        495,125        424,484        342,400     10,754,250     4,329,447


NET ASSETS
  Beginning of period .....       762,208        742,335        247,210        534,104        191,704      8,417,622     4,088,175
                             ------------   ------------   ------------   ------------   ------------   ------------   -----------
  End of period ...........  $  2,700,956   $  1,542,243   $    742,335   $    958,588   $    534,104   $ 19,171,872   $ 8,417,622
                             ============   ============   ============   ============   ============   ============   ===========
Beginning units ...........     1,566,735        926,968        479,715        786,256        462,922      7,914,672     4,472,764
                             ------------   ------------   ------------   ------------   ------------   ------------   -----------
  Units issued ............     1,996,749        654,488        566,271        991,471        608,718      9,803,898     4,541,901
  Units redeemed ..........      (329,379)      (145,648)      (119,018)      (606,276)      (285,384)    (1,375,820)   (1,099,993)
                             ------------   ------------   ------------   ------------   ------------   ------------   -----------
  Ending units ............     3,234,105      1,435,808        926,968      1,171,451        786,256     16,342,750     7,914,672
                             ============   ============   ============   ============   ============   ============   ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A20

                             FINANCIAL STATEMENTS OF
       PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2004 and 2003

                                                                                 SUBACCOUNTS
                                            ----------------------------------------------------------------------------------------

                                                  PRUDENTIAL SP                  PRUDENTIAL SP                  PRUDENTIAL SP
                                                  BALANCED ASSET                  GROWTH ASSET            AGGRESSIVE GROWTH ASSET
                                               ALLOCATION PORTFOLIO           ALLOCATION PORTFOLIO         ALLOCATION PORTFOLIO
                                            ---------------------------   ---------------------------   ---------------------------
                                             01/01/2004     01/01/2003     01/01/2004     01/01/2003     01/01/2004     01/01/2003
                                                 TO             TO             TO             TO             TO             TO
                                             12/31/2004     12/31/2003     12/31/2004     12/31/2003     12/31/2004     12/31/2003
                                            ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS
  Net investment income
    (loss) ............................     $   (227,579)  $    (51,777)  $   (188,648)  $    (49,809)  $    (39,317)  $    (10,514)
  Capital gains distri-
    butions received ..................           13,299              0              0              0              0              0
  Realized gain (loss) on
    shares redeemed ...................          239,423         33,566         59,599         59,439         10,121          3,280
  Net change in unrealized
    gain (loss) on
    investments .......................        2,832,863      1,561,464      2,377,906      1,299,076        421,397        205,976
                                            ------------   ------------   ------------   ------------   ------------   ------------

NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS .....................        2,858,006      1,543,253      2,248,857      1,308,706        392,201        198,742
                                            ------------   ------------   ------------   ------------   ------------   ------------


CONTRACT OWNER TRANSACTIONS
  Contract owner net
    payments ..........................       17,786,940      6,156,063     13,245,639      2,758,465      1,961,942        787,963
  Surrenders, withdrawals
    and death benefits ................       (1,177,324)      (262,030)      (503,991)      (295,396)       (20,076)       (54,085)
  Net transfers between
    other subaccounts or
    fixed rate option .................        4,118,231      1,692,621      2,043,868        934,383        173,200        271,679
  Withdrawal and other
    charges ...........................           (6,768)        (1,204)        (4,541)        (1,611)          (958)          (166)
                                            ------------   ------------   ------------   ------------   ------------   ------------

NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CONTRACT OWNER
  TRANSACTIONS ........................       20,721,079      7,585,450     14,780,975      3,395,841      2,114,108      1,005,391
                                            ------------   ------------   ------------   ------------   ------------   ------------

TOTAL INCREASE (DECREASE)
  IN NET ASSETS .......................       23,579,085      9,128,703     17,029,832      4,704,547      2,506,309      1,204,133


NET ASSETS
  Beginning of period .................       13,787,835      4,659,132      7,825,195      3,120,648      1,452,278        248,145
                                            ------------   ------------   ------------   ------------   ------------   ------------
  End of period .......................     $ 37,366,920   $ 13,787,835   $ 24,855,027   $  7,825,195   $  3,958,587   $  1,452,278
                                            ============   ============   ============   ============   ============   ============

  Beginning units .....................       13,243,672      5,851,958      8,135,275      4,541,886      1,399,916        413,163
                                            ------------   ------------   ------------   ------------   ------------   ------------
  Units issued ........................       20,446,173      8,617,136     12,878,275      4,891,697      1,822,643      1,083,909
  Units redeemed ......................       (2,980,792)    (1,225,422)      (709,675)    (1,298,308)      (167,405)       (97,156)
                                            ------------   ------------   ------------   ------------   ------------   ------------
  Ending units ........................       30,709,053     13,243,672     20,303,875      8,135,275      3,055,154      1,399,916
                                            ============   ============   ============   ============   ============   ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A21

                                                                   SUBACCOUNTS (CONTINUED)
                              -----------------------------------------------------------------------------------------------------

                                      PRUDENTIAL SP                 PRUDENTIAL SP
                               WILLIAM BLAIR INTERNATIONAL        LSV INTERNATIONAL        EVERGREEN VA          EVERGREEN VA
                                    GROWTH PORTFOLIO               VALUE PORTFOLIO         GROWTH FUND            OMEGA FUND
                               ---------------------------   ---------------------------   ------------   -------------------------
                                01/01/2004     01/01/2003     01/01/2004     01/01/2003     01/01/2004     01/01/2004     01/01/2003
                                    TO             TO             TO             TO             TO             TO             TO
                                12/31/2004     12/31/2003     12/31/2004     12/31/2003     12/31/2004     12/31/2004     12/31/2003
                               ------------   ------------   ------------   ------------   ------------   -----------   -----------
OPERATIONS
  Net investment income
    (loss) ................... $    (27,300)  $    (12,602)  $    (31,663)  $     (9,289)  $        (35)  $    (6,196)  $      (957)
  Capital gains distri-
    butions received .........            0              0              0              0              0             0             0
  Realized gain (loss) on
    shares redeemed ..........       34,850         58,171         30,567         45,645              0          (875)          190
  Net change in unrealized
    gain (loss) on
    investments ..............      321,770        292,696        453,015        295,649            332        23,524        21,286
                               ------------   ------------   ------------   ------------   ------------   -----------   -----------

NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS ............      329,320        338,265        451,919        332,005            297        16,453        20,519
                               ------------   ------------   ------------   ------------   ------------   -----------   -----------


CONTRACT OWNER TRANSACTIONS
  Contract owner net
    payments .................    1,040,154        446,849      1,549,404        664,596          2,599       194,326       110,413
  Surrenders, withdrawals
    and death benefits .......     (150,522)       (49,498)      (113,960)       (32,812)             0        (1,045)         (419)
  Net transfers between
    other subaccounts or
    fixed rate option ........      454,670        123,555        222,761         39,407              0        92,353             0
  Withdrawal and other
    charges ..................         (451)          (353)          (654)          (361)             0           (49)            0
                               ------------   ------------   ------------   ------------   ------------   -----------   -----------

NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CONTRACT OWNER
  TRANSACTIONS ...............    1,343,851        520,553      1,657,551        670,830          2,599       285,585       109,994
                               ------------   ------------   ------------   ------------   ------------   -----------   -----------

TOTAL INCREASE (DECREASE)
  IN NET ASSETS ..............    1,673,171        858,818      2,109,470      1,002,835          2,896       302,038       130,513


NET ASSETS
  Beginning of period ........    1,344,660        485,842      1,702,519        699,684              0       130,513             0
                               ------------   ------------   ------------   ------------   ------------   -----------   -----------
  End of period .............. $  3,017,831   $  1,344,660   $  3,811,989   $  1,702,519   $      2,896   $   432,551   $   130,513
                               ============   ============   ============   ============   ============   ===========   ===========

  Beginning units ............    1,773,203      1,097,294      1,901,549      1,162,139              0        97,966             0
                               ------------   ------------   ------------   ------------   ------------   -----------   -----------
  Units issued ...............    1,506,952     22,033,666      2,050,940     19,080,711          1,923       312,860        98,290
  Units redeemed .............     (561,270)   (21,357,757)      (720,380)   (18,341,301)            (1)     (102,687)         (324)
                               ------------   ------------   ------------   ------------   ------------   -----------   -----------
  Ending units ...............    2,718,885      1,773,203      3,232,109      1,901,549          1,922       308,139        97,966
                               ============   ============   ============   ============   ============   ===========   ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A22

                             FINANCIAL STATEMENTS OF
       PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2004 and 2003

                                                                                      SUBACCOUNTS
                                                   ---------------------------------------------------------------------------------
                                                                                     EVERGREEN                   EVERGREEN
                                                        EVERGREEN VA               INTERNATIONAL              GROWTH & INCOME
                                                     SPECIAL VALUES FUND             EQUITY FUND                    FUND
                                                  ------------------------    ------------------------    ------------------------
                                                  01/01/2004    01/01/2003    01/01/2004    12/05/2003*   01/01/2004    12/05/2003*
                                                      TO            TO            TO            TO            TO            TO
                                                  12/31/2004    12/31/2003    12/31/2004    12/31/2003    12/31/2004    12/31/2003
                                                  ----------    ----------    ----------    ----------    ----------    ----------
OPERATIONS
  Net investment income (loss) .................  $      273    $       (4)   $      541    $      113    $     (157)   $      398
  Capital gains distributions received .........       1,327             0             0             0             0             0
  Realized gain (loss) on shares redeemed ......          78             1           668             1           656         1,161
  Net change in unrealized gain (loss)
    on investments .............................      20,638           479        38,938           524        24,318         3,438
                                                  ----------    ----------    ----------    ----------    ----------    ----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM OPERATIONS ............      22,316           476        40,147           638        24,817         4,997
                                                  ----------    ----------    ----------    ----------    ----------    ----------


CONTRACT OWNER TRANSACTIONS
  Contract owner net payments ..................      70,320        10,920       122,871             0       174,686       105,053
  Surrenders, withdrawals and death benefits ...           0             0          (594)            0             0             0
  Net transfers between other subaccounts
    or fixed rate option .......................      76,370             0       104,181        14,140           103             0
  Withdrawal and other charges .................         (10)            0            (3)            0             0             0
                                                  ----------    ----------    ----------    ----------    ----------    ----------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  CONTRACT OWNER TRANSACTIONS ..................     146,680        10,920       226,455        14,140       174,789       105,053
                                                  ----------    ----------    ----------    ----------    ----------    ----------

TOTAL INCREASE (DECREASE) IN
  NET ASSETS ...................................     168,996        11,396       266,602        14,778       199,606       110,050


NET ASSETS
  Beginning of period ..........................      11,396             0        14,778             0       110,050             0
                                                  ----------    ----------    ----------    ----------    ----------    ----------
  End of period ................................  $  180,392    $   11,396    $  281,380    $   14,778    $  309,656    $  110,050
                                                  ==========    ==========    ==========    ==========    ==========    ==========
Beginning units ................................       9,106             0         1,414             0        10,586             0
                                                  ----------    ----------    ----------    ----------    ----------    ----------
  Units issued .................................     112,702         9,106        22,026         1,415        23,234        20,668
  Units redeemed ...............................          (7)            0          (456)           (1)       (6,068)      (10,082)
                                                  ----------    ----------    ----------    ----------    ----------    ----------
  Ending units .................................     121,801         9,106        22,984         1,414        27,752        10,586
                                                  ==========    ==========    ==========    ==========    ==========    ==========

*Date subaccount became available for investment.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A23

                                                   SUBACCOUNTS (CONTINUED)
                                                  ------------------------

                                                       EVERGREEN VA
                                                           FUND
                                                  ------------------------
                                                  01/01/2004    12/05/2003*
                                                      TO            TO
                                                  12/31/2004    12/31/2003
                                                  ----------    ----------
OPERATIONS
  Net investment income (loss) .................  $     (703)   $      (56)
  Capital gains distributions received .........           0             0
  Realized gain (loss) on shares redeemed ......          43             2
  Net change in unrealized gain (loss)
    on investments .............................       3,813         1,992
                                                  ----------    ----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM OPERATIONS ............       3,153         1,938
                                                  ----------    ----------


CONTRACT OWNER TRANSACTIONS
  Contract owner net payments ..................           0             2
  Surrenders, withdrawals and death benefits ...           0             0
  Net transfers between other subaccounts
    or fixed rate option .......................           0        45,919
  Withdrawal and other charges .................         (20)            0
                                                  ----------    ----------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  CONTRACT OWNER TRANSACTIONS ..................         (20)       45,921
                                                  ----------    ----------

TOTAL INCREASE (DECREASE) IN
  NET ASSETS ...................................       3,133        47,859


NET ASSETS
  Beginning of period ..........................      47,859             0
                                                  ----------    ----------
  End of period ................................  $   50,992    $   47,859
                                                  ==========    ==========
Beginning units ................................       4,628             0
                                                  ----------    ----------
  Units issued .................................           0         4,628
  Units redeemed ...............................          (2)            0
                                                  ----------    ----------
  Ending units .................................       4,626         4,628
                                                  ==========    ==========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A24

                      NOTES TO THE FINANCIAL STATEMENTS OF
       PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                                DECEMBER 31, 2004

NOTE 1:   GENERAL

          Pruco Life of New Jersey Flexible Premium Variable Annuity Account (the "Account") was established on May 20, 1996 under New Jersey law as a separate investment account of Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey"), which is a wholly-owned subsidiary of Pruco Life Insurance Company (an Arizona domiciled company) and is indirectly wholly-owned by The Prudential Insurance Company of America ("Prudential"), a wholly-owned subsidiary of Prudential Financial, Inc. ("PFI"). Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Prudential's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business Prudential may conduct. Proceeds from purchases of Strategic Partners Variable Annuity One, Strategic Partners Variable Annuity One Enhanced, Strategic Partners Select, Strategic Partners Advisor, Strategic Partners Plus, Strategic Partners Plus Enhanced, Strategic Partners FlexElite, (collectively, "Strategic Partners"), Discovery Select and Discovery Choice Variable Annuity Contracts, (collectively, "Discovery Choice") are invested in the account. The Strategic Partners contract options differ based on the death benefit and other options selected by the contract owner. The Discovery Choice contract is considered Basic or Enhanced depending on the death benefit option that you choose, where the Enhanced contract offers a guaranteed minimum death benefit.

          The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is a funding vehicle for individual variable annuity contracts. There are fifty-four subaccounts within the Account. Each contract offers the option to invest in various subaccounts, each of which invests in either a corresponding portfolio of The Prudential Series Fund, Inc. (the "Series Fund") or one of the non-Prudential administered funds (collectively, the "portfolios"). Investment options vary by contract. Options available which invest in a corresponding portfolio of the
          Series Fund are: Prudential Money Market Portfolio, Prudential Diversified Bond Portfolio, Prudential High Yield Bond Portfolio,
          Prudential Equity Portfolio, Prudential Value Portfolio, Prudential Stock Index Portfolio, Prudential Global Portfolio, Prudential Jennison Portfolio, Prudential Small Capitalization Stock Portfolio, Prudential Jennison 20/20 Focus Portfolio, Prudential Diversified Conservative Growth Portfolio, Prudential SP Alliance Large Cap Growth Portfolio, Prudential SP Davis Value Portfolio, Prudential SP Goldman Sachs Small Cap Value Portfolio, Prudential SP State Street Research Small Cap Growth Portfolio, Prudential SP PIMCO Total Return
          Portfolio, Prudential SP PIMCO High Yield Portfolio, Prudential SP Large Cap Value Protfolio, Prudential SP AIM Core Equity Portfolio, Prudential SP MFS Capital Opportunities Portfolio, Prudential SP Strategic Partners Focused Growth Portfolio, Prudential SP Mid Cap Growth Portfolio, SP Prudential U.S. Emerging Growth Portfolio, Prudential SP AIM Aggressive Growth Portfolio, Prudential SP Technology Portfolio, Prudential SP Conservative Asset Allocation
          Portfolio, Prudential SP Balanced Asset Allocation Portfolio, Prudential SP Growth Asset Allocation Portfolio, Prudential SP Aggressive Growth Asset Allocation Portfolio, Prudential SP William Blair International Growth Portfolio, Prudential SP LSV International Value Portfolio. Options available for the Flexible Premium contracts which invest in a corresponding portfolio of the non-Prudential adminstered funds are: OpCap Managed Portfolio, AIM V.I. Core Equity Fund, T. Rowe Price Equity Income Portfolio, AIM V.I. Premier Equity, Janus Aspen Growth Portfolio, MFS Research Series, MFS Emerging Growth Series, OpCap Small Cap Portfolio, Credit Suisse Global Post-Venture Capital Portfolio, Janus Aspen International Growth Portfolio, T. Rowe Price International Stock Portfolio, American Century VP Value Fund, Franklin Templeton Small Cap Fund, AllianceBernstein Premier Growth Portfolio, Davis Value Fund, Janus Aspen Series Growth Portfolio - Service Shares, Evergreen VA Foundation Fund, Evergreen VA Growth Fund, Evergreen VA Omega Fund, Evergreen VA Special Values Fund, Evergreen International Equity Fund, Evergeen Growth and Income Fund, and Evergreen VA Fund.

          At December 31, 2004, there were no balances pertaining to Evergreen VA Foundation Fund.

          The Series Fund is a diversified open-end management investment company, and is managed by an affiliate of Prudential.

          On December 5, 2003, the following funds were merged into one another. A new subaccount was established to invest in the surviving funds. The transfer from the old subaccount to the new subaccount is reflected in the Statement of Changes in the year 2003 as a transfer in.

                                      A25

          Retired Portfolios                        New Portfolios                              Assets Moved
          -----------------                         --------------                              --------------
          Evergreen VA Capital Growth Fund          Evergreen Growth and Income Fund            $             0
          Evergreen VA Blue Chip Fund               Evergreen VA Fund                           $        46,111
          Evergreen VA Global Leaders Fund          Evergreen International Equity Fund         $        14,036
          Evergreen VA Masters Fund                 Evergreen VA Fund                           $             0

          On December 5, 2003, there were no balances pertaining to Evergreen VA Capital Growth Fund and Evergreen VA Masters Fund. Therefore, no assets were moved into the new portfolios.

NOTE 2:   SIGNIFICANT ACCOUNTING POLICIES

          The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

          INVESTMENTS -- The investments in shares of the portfolios are stated at the net asset value of the respective portfolio, which value their investment securities at fair market value.

          SECURITY TRANSACTIONS -- Realized gains and losses on security transactions are determined based upon an average cost. Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold.

          DISTRIBUTIONS RECEIVED -- Dividend and capital gain distributions received are reinvested in additional shares of the portfolios and are recorded on the ex distribution date.

NOTE 3:   TAXES

          Pruco Life of New Jersey is taxed as a "life insurance company" as defined by the Internal Revenue Code. The results of operations of the Account form a part of PFI's consolidated federal tax return. Under current federal law, no federal income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements. Pruco Life of New Jersey management will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

NOTE 4:   PURCHASES AND SALES OF INVESTMENTS

          The aggregate  costs of purchases  and proceeds from sales,  excluding
          distributions   received  and   reinvested,   of  investments  in  the
          portfolios for the year ended December 31, 2004 were as follows:

                                                                            PURCHASES        SALES
                                                                           ------------   ------------
          Prudential Money Market Portfolio ............................   $  8,958,243   $(13,787,791)
          Prudential Diversified Bond Portfolio ........................   $    639,585   $ (8,285,982)
          Prudential Equity Portfolio ..................................   $  2,068,838   $ (6,037,560)
          Prudential Value Portfolio ...................................   $  4,835,668   $ (4,613,359)
          Prudential High Yield Bond Portfolio .........................   $    583,256   $ (3,850,822)
          Prudential Stock Index Portfolio .............................   $  4,525,076   $ (6,854,126)
          Prudential Global Portfolio ..................................   $  1,187,787   $ (1,374,285)
          Prudential Jennison Portfolio ................................   $  2,365,449   $ (7,960,652)
          Prudential Small Capitalization Stock Portfolio ..............   $    930,564   $ (1,268,411)
          T. Rowe Price International Stock Portfolio ..................   $    169,906   $   (470,817)
          T. Rowe Price Equity Stock Portfolio .........................   $    559,167   $ (2,101,802)
          OpCap Managed Portfolio ......................................   $    239,507   $ (2,366,650)
          OpCap Small Cap Portfolio ....................................   $    346,736   $ (1,732,689)
          AIM V.I. Core Equity Fund ....................................   $     76,632   $ (1,492,669)
          AIM V.I. Premier Equity Fund .................................   $     79,571   $ (2,159,024)
          Janus Aspen Growth Portfolio .................................   $    150,449   $ (2,372,685)

                                      A26

                                                                            PURCHASES        SALES
                                                                           ------------   ------------
          Janus Aspen International Growth Portfolio ...................   $    189,219   $ (2,510,658)
          MFS Research Series ..........................................   $     54,677   $   (728,084)
          MFS Emerging Growth Series ...................................   $     70,448   $ (1,793,801)
          Credit Suisse Trust Global Post-Venture Fund .................   $    106,572   $   (447,691)
          American Century VP Value Fund ...............................   $    424,471   $   (898,937)
          Franklin Templeton Small Cap Fund ............................   $    270,053   $   (951,354)
          Prudential Jennison 20/20 Focus Portfolio ....................   $    300,350   $   (680,365)
          Prudential Diversified Conservative Growth Portfolio .........   $    802,733   $ (1,838,069)
          Davis Value Fund .............................................   $    572,686   $   (634,501)
          Alliance Bernstein Premier Growth Portfolio ..................   $     34,194   $   (190,607)
          Prudential SP Alliance Large Cap Growth Portfolio ............   $  1,269,365   $   (342,491)
          Prudential SP Davis Value Portfolio ..........................   $  4,686,297   $   (786,596)
          Prudential SP Goldman Sachs Small Cap Value Portfolio ........   $  7,798,939   $ (1,063,919)
          Prudential SP State Street Research
          Small Cap Growth Portfolio ...................................   $  1,361,391   $   (166,602)
          Prudential SP PIMCO Total Return Portfolio ...................   $ 13,457,815   $ (5,866,008)
          Prudential SP PIMCO High Yield Portfolio .....................   $  6,832,561   $ (1,130,917)
          Janus Aspen Growth Portfolio - Service Shares ................   $  1,166,414   $   (146,358)
          Prudential SP Large Cap Value Portfolio ......................   $  2,143,128   $   (862,671)
          Prudential SP AIM Core Equity Portfolio ......................   $    619,774   $    (83,084)
          Prudential SP MFS Capital Opportunities Portfolio ............   $    265,219   $    (39,330)
          Prudential SP Strategic Partners Focused Growth Portfolio ....   $    613,783   $   (184,106)
          Prudential SP Mid Cap Growth Portfolio .......................   $  1,944,573   $   (496,592)
          SP Prudential U.S. Emerging Growth Portfolio .................   $  3,555,048   $   (699,291)
          Prudential SP AIM Aggressive Growth Portfolio ................   $    785,579   $   (131,308)
          Prudential SP Technology Portfolio ...........................   $    823,312   $   (397,657)
          Prudential SP Conservative Asset Allocation Portfolio ........   $ 10,554,207   $ (1,176,227)
          Prudential SP Balanced Asset Allocation Portfolio ............   $ 23,390,608   $ (3,048,604)
          Prudential SP Growth Asset Allocation Portfolio ..............   $ 15,304,189   $   (765,167)
          Prudential SP Aggressive Growth Asset Allocation Portfolio ...   $  2,311,659   $   (238,142)
          Prudential SP William Blair International Growth Portfolio ...   $  1,747,100   $   (434,256)
          Prudential SP LSV International Value Portfolio ..............   $  2,305,876   $   (689,484)
          Evergreen VA Growth Fund .....................................   $      2,600   $        (35)
          Evergreen VA Omega Fund ......................................   $    412,742   $   (133,354)
          Evergreen VA Special Values Fund .............................   $    146,698   $     (1,379)
          Evergreen International Equity Fund ..........................   $    233,030   $     (9,183)
          Evergreen Growth & Income Fund ...............................   $    232,228   $    (61,120)
          Evergreen VA Fund ............................................   $          0   $       (825)

NOTE 5:   RELATED PARTY TRANSACTIONS

          Prudential and its affiliates perform various services on behalf of the mutual fund company that administers the portfolios in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions.

          The Series Fund has a management agreement with Prudential Investment LLC ("PI"), an indirect, wholly-owned subsidiary of Prudential. Pursuant to this agreement PI has responsibility for all investment advisory services and supervises the subadvisors' performance of such services. PI has entered into subadvisory agreements with several subadvisors, including Prudential Investment Management, Inc. and Jennison Associates LLC, which are indirect, wholly-owned subsidiaries of Prudential.

                                      A27

          The Series Fund has a distribution agreement with Prudential Investment Management Services LLC ("PIMS"), an indirect, wholly-owned subsidiary of Prudential, which acts as the distributor of the Class I and Class II shares of the Series Fund.

          PI has agreed to reimburse certain portfolios of the Series Fund the portion of the management fee for that Portfolio equal to the amount that the aggregate annual ordinary operating expenses (excluding interest, taxes, and brokerage commissions) exceeds various agreed upon percentages of the portfolio's average daily net assets.

          Prudential Mutual Fund Services LLC ("PMFS"), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Series Fund's transfer agent.

NOTE 6:   FINANCIAL HIGHLIGHTS

          Pruco Life of New Jersey sells a number of variable annuity products that are funded by the Account. These products have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

          The following table was developed by determining which products offered by Pruco Life of New Jersey and funded by the Account have the lowest and highest expense ratio. Only product designs within each subaccount that had units outstanding throughout the respective periods were considered when determining the lowest and expense ratio. The summary may not reflect the minimum and maximum contract charges offered by Pruco Life of New Jersey as contract owners may not have selected all available and applicable contract options.

                                                       AT YEAR ENDED                                FOR YEAR ENDED
                                        ----------------------------------------- --------------------------------------------------

                                          UNITS       UNIT VALUE      NET ASSETS    INVESTMENT    EXPENSE RATIO**   TOTAL RETURN***
                                         (000S)    LOWEST - HIGHEST     (000S)     INCOME RATIO* LOWEST - HIGHEST  LOWEST - HIGHEST
                                         ------    ----------------   ----------   ------------  ----------------  -----------------
                                                                 PRUDENTIAL MONEY MARKET PORTFOLIO
                                        --------------------------------------------------------------------------------------------
December 31, 2004 ....................   20,180   0.98039 to 1.24840   $23,123         1.01%      1.35% to 1.80%   -0.78% to -0.33%
December 31, 2003 ....................   23,421   0.98810 to 1.25286   $27,702         0.86%      1.35% to 1.80%   -0.94% to -0.51%
December 31, 2002 ....................   34,850   1.00991 to 1.25977   $41,500         1.51%      1.35% to 1.65%    -0.12% to 0.17%
December 31, 2001 ....................   33,083   1.03811 to 1.25820   $41,173         3.87%      1.35% to 1.65%    2.42% to 2.72%
                                                               PRUDENTIAL DIVERSIFIED BOND PORTFOLIO
                                        --------------------------------------------------------------------------------------------
December 31, 2004 ....................   32,767   1.31540 to 1.56260   $51,105         4.39%      1.35% to 1.65%    3.87% to 4.18%
December 31, 2003 ....................   37,311   1.26643 to 1.50079   $55,872         4.01%      1.35% to 1.65%    5.73% to 6.05%
December 31, 2002 ....................   41,855   1.19774 to 1.41582   $59,121        11.65%      1.35% to 1.65%    5.34% to 5.64%
December 31, 2001 ....................   48,162   1.13699 to 1.34090   $64,452         6.14%      1.35% to 1.65%    5.25% to 5.57%
                                                                    PRUDENTIAL EQUITY PORTFOLIO
                                        --------------------------------------------------------------------------------------------
December 31, 2004 ....................   25,261   1.01871 to 1.70828   $41,804         1.24%      1.35% to 1.80%    7.98% to 8.46%
December 31, 2003 ....................   27,122   0.94205 to 1.57580   $41,946         0.99%      1.35% to 1.65%   29.51% to 29.90%
December 31, 2002 ....................   29,120   0.72737 to 1.21384   $35,149         0.84%      1.35% to 1.65%  -23.60% to -23.38%
December 31, 2001 ....................   33,168   0.95205 to 1.58490   $52,498         0.82%      1.35% to 1.65%  -12.62% to -12.35%
                                                                    PRUDENTIAL VALUE PORTFOLIO
                                        --------------------------------------------------------------------------------------------
December 31, 2004 ....................   20,354   1.14140 to 2.17838   $40,694         1.40%      1.35% to 1.80%   14.25% to 14.76%
December 31, 2003 ....................   18,950   0.99748 to 1.89915   $34,773         1.57%      1.35% to 1.80%   25.81% to 26.37%
December 31, 2002 ....................   20,406   0.79168 to 1.50369   $30,173         1.32%      1.35% to 1.65%  -23.24% to -23.00%
December 31, 2001 ....................   23,035   1.18037 to 1.95415   $44,924         1.56%      1.35% to 1.65%   -3.65% to -3.37%
                                                               PRUDENTIAL HIGH YIELD BOND PORTFOLIO
                                        --------------------------------------------------------------------------------------------
December 31, 2004 ....................   17,740   1.21693 to 1.49829   $26,555         7.28%      1.35% to 1.65%    8.52% to 8.84%
December 31, 2003 ....................   19,799   1.12137 to 1.37730   $27,247         8.33%      1.35% to 1.65%   23.00% to 23.37%
December 31, 2002 ....................   22,383   0.91166 to 1.11685   $24,979        17.74%      1.35% to 1.65%    -0.15% to 0.18%
December 31, 2001 ....................   26,540   0.91301 to 1.11561   $29,588        11.57%      1.35% to 1.65%   -2.02% to -1.75%
                                                                 PRUDENTIAL STOCK INDEX PORTFOLIO
                                        --------------------------------------------------------------------------------------------
December 31, 2004 ....................   34,831   0.82814 to 1.84300   $57,162         1.62%      1.35% to 1.75%    8.55% to 8.98%
December 31, 2003 ....................   34,885   0.76179 to 1.69204   $54,006         1.44%      1.35% to 1.65%   26.10% to 26.48%
December 31, 2002 ....................   35,111   0.60378 to 1.33841   $44,387         1.22%      1.35% to 1.65%  -23.45% to -23.23%
December 31, 2001 ....................   37,409   0.78853 to 1.74431   $64,575         0.99%      1.35% to 1.65%  -13.46% to -13.21%
                                                                    PRUDENTIAL GLOBAL PORTFOLIO
                                        --------------------------------------------------------------------------------------------
December 31, 2004 ....................    7,323   0.74506 to 1.58248   $10,248         0.99%      1.35% to 1.80%    7.65% to 8.13%
December 31, 2003 ....................    7,208   0.69073 to 1.46429   $9,537          0.37%      1.35% to 1.65%   31.88% to 32.28%
December 31, 2002 ....................    7,196   0.52344 to 1.10749   $7,433          1.06%      1.35% to 1.65%  -26.36% to -26.15%
December 31, 2001 ....................    7,450   0.71047 to 1.50029   $10,995         0.34%      1.35% to 1.65%  -18.95% to -18.71%

                                      A28

                                                       AT YEAR ENDED                                FOR YEAR ENDED
                                          --------------------------------------- --------------------------------------------------

                                           UNITS      UNIT VALUE      NET ASSETS    INVESTMENT    EXPENSE RATIO**   TOTAL RETURN***
                                          (000S)   LOWEST - HIGHEST     (000S)     INCOME RATIO* LOWEST - HIGHEST  LOWEST - HIGHEST
                                          ------   ----------------   ----------   ------------  ----------------  ----------------
                                                                   PRUDENTIAL JENNISON PORTFOLIO
                                        -------------------------------------------------------------------------------------------
December 31, 2004 ....................   33,127   0.61691 to 1.74849   $51,827         0.45%      1.35% to 1.80%    7.69% to 8.18%
December 31, 2003 ....................   36,097   0.57165 to 1.61723   $52,789         0.26%      1.35% to 1.65%   28.13% to 28.53%
December 31, 2002 ....................   37,205   0.44585 to 1.25897   $43,711         0.20%      1.35% to 1.65%  -32.08% to -31.87%
December 31, 2001 ....................   40,244   0.65613 to 1.84898   $73,288         0.17%      1.35% to 1.65%  -19.57% to -19.34%
                                                          PRUDENTIAL SMALL CAPITALIZATION STOCK PORTFOLIO
                                        -------------------------------------------------------------------------------------------
December 31, 2004 ....................    5,059   1.76674 to 2.22179   $11,208         0.59%      1.35% to 1.65%   20.06% to 20.42%
December 31, 2003 ....................    5,173   1.47156 to 1.84609   $9,528          0.46%      1.35% to 1.65%   36.02% to 36.42%
December 31, 2002 ....................    6,136   1.08184 to 1.35384   $8,288          0.88%      1.35% to 1.65%  -16.30% to -16.05%
December 31, 2001 ....................    6,415   1.29257 to 1.61358   $10,328         0.52%      1.35% to 1.65%    3.85% to 4.15%
                                                            T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
                                        -------------------------------------------------------------------------------------------
December 31, 2004 ....................    2,979   0.85590 to 1.14869   $3,416          1.09%      1.35% to 1.65%   11.92% to 12.27%
December 31, 2003 ....................    3,236   0.76471 to 1.02374   $3,306          1.22%      1.35% to 1.65%   28.40% to 28.77%
December 31, 2002 ....................    4,903   0.59558 to 0.79531   $3,609          0.89%      1.35% to 1.65%  -19.61% to -19.39%
December 31, 2001 ....................    3,571   0.74088 to 0.98698   $3,519          1.68%      1.35% to 1.65%  -23.46% to -23.24%
                                                               T. ROWE PRICE EQUITY STOCK PORTFOLIO
                                        -------------------------------------------------------------------------------------------
December 31, 2004 ....................    8,341   1.28960 to 1.96512   $16,263         1.56%      1.35% to 1.65%   13.05% to 13.39%
December 31, 2003 ....................    9,103   1.14069 to 1.73402   $15,629         1.69%      1.35% to 1.65%   23.46% to 23.83%
December 31, 2002 ....................   10,042   0.92390 to 1.40102   $13,970         1.60%      1.35% to 1.65%  -14.53% to -14.28%
December 31, 2001 ....................   10,996   1.08101 to 1.63523   $17,859         1.44%      1.35% to 1.65%    -0.17% to 0.13%
                                                                      OPCAP MANAGED PORTFOLIO
                                        -------------------------------------------------------------------------------------------
December 31, 2004 ....................   11,525   1.05759 to 1.51433   $17,431         1.50%      1.35% to 1.65%    8.97% to 9.29%
December 31, 2003 ....................   12,855   0.97053 to 1.38628   $17,801         1.85%      1.35% to 1.65%   19.77% to 20.12%
December 31, 2002 ....................   14,620   0.81033 to 1.15460   $16,864         2.05%      1.35% to 1.65%  -18.23% to -17.99%
December 31, 2001 ....................   17,351   0.99096 to 1.40868   $24,431         2.42%      1.35% to 1.65%   -6.44% to -6.17%
                                                                     OPCAP SMALL CAP PORTFOLIO
                                        -------------------------------------------------------------------------------------------
December 31, 2004 ....................    5,252   1.97949 to 2.11349   $11,096         0.05%      1.35% to 1.65%   15.97% to 16.31%
December 31, 2003 ....................    5,899   1.70696 to 1.81797   $10,721         0.05%      1.35% to 1.65%   40.34% to 40.76%
December 31, 2002 ....................    6,466   1.21632 to 1.29217   $8,354         11.52%      1.35% to 1.65%  -22.91% to -22.68%
December 31, 2001 ....................    7,318   1.57777 to 1.67203   $12,234         0.78%      1.35% to 1.65%    6.59% to 6.90%
                                                                     AIM V.I. CORE EQUITY FUND
                                        -------------------------------------------------------------------------------------------
December 31, 2004 ....................    5,864   0.80658 to 1.50970   $8,840          0.94%      1.35% to 1.65%    7.19% to 7.52%
December 31, 2003 ....................    6,768   0.75247 to 1.40486   $9,494          0.99%      1.35% to 1.65%   22.40% to 22.75%
December 31, 2002 ....................    7,670   0.61477 to 1.14498   $8,771          0.31%      1.35% to 1.65%  -16.95% to -16.70%
December 31, 2001 ....................    8,884   0.74028 to 1.37536   $12,202         0.04%      1.35% to 1.65%  -24.07% to -23.85%
                                                                   AIM V.I. PREMIER EQUITY FUND
                                        -------------------------------------------------------------------------------------------
December 31, 2004 ....................   10,503   0.70444 to 1.37519   $14,332         0.45%      1.35% to 1.65%    4.07% to 4.36%
December 31, 2003 ....................   11,968   0.67689 to 1.31839   $15,643         0.30%      1.35% to 1.65%   23.07% to 23.42%
December 31, 2002 ....................   13,841   0.55001 to 1.06879   $14,685         0.31%      1.35% to 1.65%  -31.40% to -31.19%
December 31, 2001 ....................   16,342   0.80174 to 1.55406   $25,263         0.12%      1.35% to 1.65%  -13.97% to -13.72%
                                                                   JANUS ASPEN GROWTH PORTFOLIO
                                        -------------------------------------------------------------------------------------------
December 31, 2004 ....................   10,179   0.68751 to 1.40646   $14,208         0.14%      1.35% to 1.65%    2.81% to 3.13%
December 31, 2003 ....................   11,699   0.66870 to 1.36461   $15,849         0.09%      1.35% to 1.65%   29.57% to 29.96%
December 31, 2002 ....................   13,505   0.51608 to 1.05047   $14,096         0.00%      1.35% to 1.65%  -27.71% to -27.49%
December 31, 2001 ....................   16,338   0.71393 to 1.44951   $23,583         0.07%      1.35% to 1.65%  -25.94% to -25.73%
                                                            JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO
                                        -------------------------------------------------------------------------------------------
December 31, 2004 ....................    9,206   1.03659 to 1.83930   $16,793         0.90%      1.35% to 1.65%   17.02% to 17.35%
December 31, 2003 ....................   10,518   0.88582 to 1.56797   $16,347         1.22%      1.35% to 1.65%   32.73% to 33.12%
December 31, 2002 ....................   12,091   0.66739 to 1.17846   $14,127         0.85%      1.35% to 1.65%  -26.80% to -26.57%
December 31, 2001 ....................   14,255   0.91170 to 1.60593   $22,719         1.02%      1.35% to 1.65%  -24.46% to -24.25%
                                                                        MFS RESEARCH SERIES
                                        -------------------------------------------------------------------------------------------
December 31, 2004 ....................    3,151   0.86562 to 1.38048   $4,348          1.08%      1.40% to 1.65%   13.97% to 14.24%
December 31, 2003 ....................    3,644   0.75952 to 1.20836   $4,401          0.69%      1.40% to 1.65%   22.68% to 22.98%
December 31, 2002 ....................    4,283   0.61911 to 0.98255   $4,206          0.35%      1.40% to 1.65%  -25.77% to -25.58%
December 31, 2001 ....................    5,024   0.73402 to 1.32030   $6,631          0.01%      1.40% to 1.65%  -22.52% to -22.33%

                                      A29

                                                     AT YEAR ENDED                                FOR YEAR ENDED
                                        ----------------------------------------- --------------------------------------------------

                                           UNITS      UNIT VALUE      NET ASSETS    INVESTMENT    EXPENSE RATIO**   TOTAL RETURN***
                                          (000S)   LOWEST - HIGHEST     (000S)     INCOME RATIO* LOWEST - HIGHEST  LOWEST - HIGHEST
                                          ------   ----------------   ----------   ------------  ----------------  ----------------
                                                                    MFS EMERGING GROWTH SERIES
                                        -------------------------------------------------------------------------------------------
December 31, 2004 ....................    9,970   0.70362 to 1.29091   $12,847         0.00%      1.35% to 1.65%   11.13% to 11.46%
December 31, 2003 ....................   11,293   0.63317 to 1.15881   $13,059         0.00%      1.35% to 1.65%   28.12% to 28.49%
December 31, 2002 ....................   12,633   0.49421 to 0.90235   $11,375         0.00%      1.35% to 1.65%  -34.84% to -34.64%
December 31, 2001 ....................   14,754   0.75847 to 1.38140   $20,334         0.00%      1.35% to 1.65%  -34.56% to -34.37%
                                                           CREDIT SUISSE TRUST GLOBAL POST-VENTURE FUND
                                        -------------------------------------------------------------------------------------------
December 31, 2004 ....................    2,360   0.85361 to 1.12210   $2,648          0.00%      1.35% to 1.65%   16.07% to 16.42%
December 31, 2003 ....................    2,671   0.73541 to 0.96436   $2,575          0.00%      1.35% to 1.65%   45.26% to 45.68%
December 31, 2002 ....................    4,636   0.50628 to 0.66230   $2,811          0.00%      1.35% to 1.65%  -35.22% to -35.03%
December 31, 2001 ....................    3,217   0.78159 to 1.01997   $3,281          0.00%      1.35% to 1.65%  -29.79% to -29.58%
                                                                  AMERICAN CENTURY VP VALUE FUND
                                        -------------------------------------------------------------------------------------------
December 31, 2004 ....................    3,504   1.54228 to 1.83772   $6,421          1.03%      1.35% to 1.65%   12.49% to 12.81%
December 31, 2003 ....................    3,736   1.37107 to 1.62974   $6,078          1.11%      1.35% to 1.65%   26.87% to 27.23%
December 31, 2002 ....................    4,394   1.08073 to 1.28151   $5,612          0.91%      1.35% to 1.65%  -14.04% to -13.79%
December 31, 2001 ....................    4,776   1.25721 to 1.48719   $7,085          0.98%      1.35% to 1.65%   11.01% to 11.33%
                                                                 FRANKLIN TEMPLETON SMALL CAP FUND
                                        -------------------------------------------------------------------------------------------
December 31, 2004 ....................    4,098   0.90516 to 1.54056   $6,243          0.00%      1.35% to 1.65%    9.66% to 9.99%
December 31, 2003 ....................    4,536   0.82539 to 1.40143   $6,266          0.00%      1.35% to 1.65%   35.01% to 35.41%
December 31, 2002 ....................    5,005   0.61134 to 1.03547   $5,103          0.25%      1.35% to 1.65%  -29.84% to -29.63%
December 31, 2001 ....................    5,532   0.87136 to 1.47241   $8,016          0.38%      1.35% to 1.65%  -16.61% to -16.37%
                                                             PRUDENTIAL JENNISON 20/20 FOCUS PORTFOLIO
                                        -------------------------------------------------------------------------------------------
December 31, 2004 ....................    5,298   1.14958 to 1.20003   $6,354          0.10%      1.35% to 1.65%   14.05% to 14.39%
December 31, 2003 ....................    5,572   1.00792 to 1.04952   $5,845          0.22%      1.35% to 1.65%   27.20% to 27.59%
December 31, 2002 ....................    6,206   0.79236 to 0.82304   $5,106          0.02%      1.35% to 1.65%  -23.51% to -23.28%
December 31, 2001 ....................    7,795   1.03593 to 1.07339   $8,362          0.44%      1.35% to 1.65%   -2.60% to -2.31%
                                                       PRUDENTIAL DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO
                                        -------------------------------------------------------------------------------------------
December 31, 2004 ....................    7,366   1.26658 to 1.28576   $9,420          3.11%      1.35% to 1.65%    7.79% to 8.11%
December 31, 2003 ....................    8,112   1.17504 to 1.18932   $9,602          4.59%      1.35% to 1.65%   19.61% to 19.95%
December 31, 2002 ....................    9,257   0.98242 to 0.99155   $9,139          0.22%      1.35% to 1.65%   -8.61% to -8.34%
December 31, 2001 ....................   11,073   1.07498 to 1.08181   $11,931         4.16%      1.35% to 1.65%    -0.12% to 0.16%
                                                                         DAVIS VALUE FUND
                                        -------------------------------------------------------------------------------------------
December 31, 2004 ....................    5,858   1.01470 to 1.02858   $6,011          0.84%      1.35% to 1.65%   10.51% to 10.85%
December 31, 2003 ....................    5,826   0.91822 to 0.92794   $5,397          0.76%      1.35% to 1.65%   27.67% to 28.01%
December 31, 2002 ....................    5,969   0.71923 to 0.72488   $4,321          0.73%      1.35% to 1.65%  -17.62% to -17.37%
December 31, 2001 ....................    5,875   0.87309 to 0.87731   $5,150          0.47%      1.35% to 1.65%  -11.83% to -11.57%
                                                            ALLIANCE BERNSTEIN PREMIER GROWTH PORTFOLIO
                                        -------------------------------------------------------------------------------------------
December 31, 2004 ....................    1,611   0.57025 to 0.57864   $  930          0.00%      1.35% to 1.65%    6.60% to 6.91%
December 31, 2003 ....................    1,880   0.53496 to 0.54123   $1,015          0.00%      1.35% to 1.65%   21.34% to 21.74%
December 31, 2002 ....................    2,147   0.44088 to 0.44458   $  953          0.00%      1.35% to 1.65%  -31.97% to -31.75%
December 31, 2001 ....................    2,569   0.64805 to 0.65137   $1,672          0.00%      1.35% to 1.65%  -18.73% to -18.48%
                                                         PRUDENTIAL SP ALLIANCE LARGE CAP GROWTH PORTFOLIO
                                        -------------------------------------------------------------------------------------------
December 31, 2004 ....................    2,633   0.61862 to 1.23406   $2,494          0.00%      1.40% to 1.80%    4.23% to 4.65%
December 31, 2003 ....................    1,821   0.59231 to 0.94778   $1,424          0.00%      1.40% to 1.80%   21.68% to 22.14%
December 31, 2002 ....................    1,062   0.48575 to 0.59753   $  531          0.00%      1.40% to 1.65%  -32.31% to -32.14%
December 31, 2001 ....................      153   0.71726 to 0.71906   $  110          0.00%      1.40% to 1.65%   17.98% to 18.04%
 .....................................                          PRUDENTIAL SP DAVIS VALUE PORTFOLIO
                                        -------------------------------------------------------------------------------------------
December 31, 2004 ....................    9,576   1.04459 to 1.38531   $11,620         0.37%      1.40% to 1.80%   10.54% to 10.98%
December 31, 2003 ....................    6,374   0.94309 to 1.08521   $6,579          0.43%      1.40% to 1.80%   27.13% to 27.63%
December 31, 2002 ....................    3,812   0.74041 to 0.76511   $2,838          0.01%      1.40% to 1.65%  -17.07% to -16.86%
December 31, 2001 ....................      642   0.89231 to 0.89451   $  574          1.08%      1.40% to 1.60%   15.24% to 15.31%
                                                       PRUDENTIAL SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO
                                        -------------------------------------------------------------------------------------------
December 31, 2004 .....................  10,478   1.20621 to 1.53570   $15,445         0.15%      1.35% to 1.80%   18.55% to 19.07%
December 31, 2003 .....................   5,282   1.01747 to 1.24988   $6,380          0.03%      1.35% to 1.80%   30.75% to 31.34%
December 31, 2002 .....................   3,474   0.84333 to 0.95217   $3,121          0.72%      1.35% to 1.65%  -15.77% to -15.52%
December 31, 2001 .....................     537   1.00124 to 1.12776   $  581          1.13%      1.40% to 1.65%   19.35% to 19.43%

                                      A30

                                                       AT YEAR ENDED                                FOR YEAR ENDED
                                        ----------------------------------------- --------------------------------------------------

                                           UNITS      UNIT VALUE      NET ASSETS    INVESTMENT    EXPENSE RATIO**   TOTAL RETURN***
                                          (000S)   LOWEST - HIGHEST     (000S)     INCOME RATIO* LOWEST - HIGHEST  LOWEST - HIGHEST
                                          ------   ----------------   ----------   ------------  ----------------  ----------------
                                                  PRUDENTIAL SP STATE STREET RESEARCH SMALL CAP GROWTH PORTFOLIO
                                        -------------------------------------------------------------------------------------------
December 31, 2004 .....................   2,352   0.60385 to 1.27212   $2,264          0.00%      1.35% to 1.80%   -2.68% to -2.24%
December 31, 2003 .....................   1,333   0.61913 to 1.01108   $1,061          0.00%      1.35% to 1.80%   32.34% to 32.92%
December 31, 2002 .....................     831   0.46689 to 0.63795   $  424          0.00%      1.35% to 1.65%  -31.40% to -31.19%
December 31, 2001 .....................     127   0.68010 to 0.92713   $   92          0.00%      1.35% to 1.70%   24.74% to 24.83%
                                                            PRUDENTIAL SP PIMCO TOTAL RETURN PORTFOLIO
                                        -------------------------------------------------------------------------------------------
December 31, 2004 .....................  30,932   1.07941 to 1.31224   $36,696         1.94%      1.35% to 1.80%    3.43% to 3.89%
December 31, 2003 .....................  23,028   1.16478 to 1.26394   $27,420         2.47%      1.35% to 1.65%    4.14% to 4.45%
December 31, 2002 .....................  17,328   1.11848 to 1.21092   $20,171         3.20%      1.35% to 1.65%    7.61% to 7.93%
December 31, 2001 .....................   2,435   1.03942 to 1.12247   $2,611          3.41%      1.35% to 1.65%    -0.04% to 0.04%
                                                             PRUDENTIAL SP PIMCO HIGH YIELD PORTFOLIO
                                        -------------------------------------------------------------------------------------------
December 31, 2004 .....................   8,864   1.25337 to 1.33818   $11,517         7.17%      1.40% to 1.80%    7.39% to 7.81%
December 31, 2003 .....................   4,059   1.16713 to 1.24124   $4,946          6.84%      1.40% to 1.80%   20.26% to 20.74%
December 31, 2002 .....................   1,975   0.99726 to 1.02813   $2,015          8.92%      1.40% to 1.65%   -1.49% to -1.24%
December 31, 2001 .....................     185   1.03861 to 1.04100   $  193         18.50%      1.40% to 1.60%    3.69% to 3.75%
                                                           JANUS ASPEN GROWTH PORTFOLIO - SERVICE SHARES
                                        -------------------------------------------------------------------------------------------
December 31, 2004 .....................   1,557   0.58726 to 1.28061   $1,654          0.00%      1.40% to 1.75%    2.41% to 2.77%
December 31, 2003 .....................     755   0.57259 to 0.73210   $  568          0.00%      1.40% to 1.60%   29.40% to 29.69%
December 31, 2002 .....................     489   0.44250 to 0.56521   $  222          0.00%      1.40% to 1.60%  -27.87% to -27.72%
December 31, 2001 .....................     111   0.61352 to 0.61510   $   68          0.07%      1.40% to 1.60%   15.67% to 15.73%
                                                              PRUDENTIAL SP LARGE CAP VALUE PORTFOLIO
                                        -------------------------------------------------------------------------------------------
December 31, 2004 .....................   4,543   1.09631 to 1.41041   $5,563          0.76%      1.35% to 1.80%   15.67% to 16.19%
December 31, 2003 .....................   3,471   0.94638 to 1.04013   $3,494          0.00%      1.35% to 1.65%   24.71% to 25.07%
December 31, 2002 .....................   2,521   0.75888 to 0.77601   $1,942          1.32%      1.35% to 1.65%  -17.73% to -17.49%
December 31, 2001 .....................     709   0.92241 to 0.94081   $  660          1.47%      1.35% to 1.70%   11.55% to 11.63%
                                                              PRUDENTIAL SP AIM CORE EQUITY PORTFOLIO
                                        -------------------------------------------------------------------------------------------
December 31, 2004 .....................   1,570   0.69448 to 1.28343   $1,437          0.43%      1.40% to 1.75%    6.92% to 7.30%
December 31, 2003 .....................   1,090   0.64861 to 0.85787   $  793          0.32%      1.40% to 1.65%   21.69% to 21.98%
December 31, 2002 .....................     826   0.53285 to 0.70328   $  453          0.00%      1.40% to 1.65%  -16.58% to -16.38%
December 31, 2001 .....................      55   0.63843 to 0.64005   $   35          0.00%      1.40% to 1.60%   18.08% to 18.14%
                                                         PRUDENTIAL SP MFS CAPITAL OPPORTUNITIES PORTFOLIO
                                        -------------------------------------------------------------------------------------------
December 31, 2004 .....................     805   0.66764 to 1.33789   $  755          0.18%      1.40% to 1.80%   10.39% to 10.84%
December 31, 2003 .....................     605   0.60361 to 0.71281   $  453          0.11%      1.40% to 1.60%   24.83% to 25.05%
December 31, 2002 .....................     383   0.48353 to 0.57009   $  192          0.00%      1.40% to 1.60%  -29.80% to -29.66%
December 31, 2001 .....................      78   0.68879 to 0.81059   $   58          0.24%      1.40% to 1.60%   19.03% to 19.09%
                                                     PRUDENTIAL SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO
                                        -------------------------------------------------------------------------------------------
December 31, 2004 .....................   1,403   0.65454 to 1.30209   $1,308          0.00%      1.35% to 1.80%    8.63% to 9.11%
December 31, 2003 .....................   1,049   0.60141 to 0.78517   $  755          0.00%      1.35% to 1.65%   23.83% to 24.16%
December 31, 2002 .....................     726   0.48552 to 0.63237   $  371          0.00%      1.35% to 1.65%  -26.47% to -26.26%
December 31, 2001 .....................     248   0.66006 to 0.85751   $  169          0.00%      1.35% to 1.70%   16.55% to 16.63%
                                                              PRUDENTIAL SP MID CAP GROWTH PORTFOLIO
                                        -------------------------------------------------------------------------------------------
December 31, 2004 .....................   4,158   0.64925 to 1.57888   $4,028          0.00%      1.40% to 1.80%   17.43% to 17.91%
December 31, 2003 .....................   3,011   0.55177 to 0.59620   $1,995          0.00%      1.40% to 1.65%   37.83% to 38.20%
December 31, 2002 .....................   1,602   0.40007 to 0.43161   $  660          0.00%      1.40% to 1.65%  -47.19% to -47.07%
December 31, 2001 .....................     266   0.75748 to 0.81538   $  209          0.00%      1.40% to 1.60%   25.62% to 25.69%
                                                           SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
                                        -------------------------------------------------------------------------------------------
December 31, 2004 .....................   5,270   0.75197 to 1.63587   $6,538          0.00%      1.35% to 1.80%   19.25% to 19.78%
December 31, 2003 .....................   3,234   0.63000 to 0.82176   $2,701          0.00%      1.35% to 1.65%   39.78% to 40.20%
December 31, 2002 .....................   1,567   0.45191 to 0.58614   $  762          0.00%      1.35% to 1.65%  -33.19% to -32.98%
December 31, 2001 .....................     294   0.67599 to 0.87454   $  211          0.00%      1.35% to 1.60%   21.65% to 21.73%
                                                           PRUDENTIAL SP AIM AGGRESSIVE GROWTH PORTFOLIO
                                        -------------------------------------------------------------------------------------------
December 31, 2004 .....................   1,436   0.67858 to 1.34749   $1,542          0.00%      1.40% to 1.75%    9.94% to 10.33%
December 31, 2003 .....................     927   0.61628 to 0.85087   $  742          0.00%      1.40% to 1.65%   24.46% to 24.76%
December 31, 2002 .....................     480   0.49487 to 0.68075   $  247          0.00%      1.40% to 1.65%  -22.24% to -22.05%
December 31, 2001 .....................      51   0.63604 to 0.63765   $   32          0.00%      1.40% to 1.60%   16.44% to 16.50%

                                      A31

                                                       AT YEAR ENDED                                FOR YEAR ENDED
                                        ----------------------------------------- --------------------------------------------------

                                           UNITS      UNIT VALUE      NET ASSETS    INVESTMENT    EXPENSE RATIO**   TOTAL RETURN***
                                          (000S)   LOWEST - HIGHEST     (000S)     INCOME RATIO* LOWEST - HIGHEST  LOWEST - HIGHEST
                                          ------   ----------------   ----------   ------------  ----------------  ----------------
                                                                PRUDENTIAL SP TECHNOLOGY PORTFOLIO
                                        -------------------------------------------------------------------------------------------
December 31, 2004 .....................   1,171   0.44631 to 1.32188   $  959          0.00%      1.40% to 1.80%   -1.77% to -1.37%
December 31, 2003 .....................     786   0.45339 to 0.66033   $  534          0.00%      1.40% to 1.60%   40.13% to 40.42%
December 31, 2002 .....................     463   0.32356 to 0.47029   $  192          0.00%      1.40% to 1.60%  -42.25% to -42.15%
December 31, 2001 .....................     329   0.56029 to 0.81297   $  257          0.00%      1.40% to 1.60%   29.23% to 29.30%
                                                       PRUDENTIAL SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO
                                        -------------------------------------------------------------------------------------------
December 31, 2004 .....................  16,343   1.11728 to 1.22048   $19,172         1.11%      1.40% to 1.80%    6.96% to 7.40%
December 31, 2003 .....................   7,915   1.04299 to 1.05346   $8,418          1.32%      1.40% to 1.65%   14.60% to 14.88%
December 31, 2002 .....................   4,473   0.91013 to 0.91698   $4,088          0.25%      1.40% to 1.65%   -7.41% to -7.17%
December 31, 2001 .....................     697   0.98456 to 0.98804   $  688          9.86%      1.40% to 1.60%    7.67% to 7.73%
                                                         PRUDENTIAL SP BALANCED ASSET ALLOCATION PORTFOLIO
                                        -------------------------------------------------------------------------------------------
December 31, 2004 .....................  30,709   1.04368 to 1.30793   $37,367         0.62%      1.40% to 1.75%    9.18% to 9.55%
December 31, 2003 .....................  13,244   0.95450 to 1.00219   $13,788         0.84%      1.40% to 1.65%   20.87% to 21.18%
December 31, 2002 .....................   5,852   0.78925 to 0.82711   $4,659          0.00%      1.40% to 1.65%  -13.12% to -12.90%
December 31, 2001 .....................     240   0.90789 to 0.94964   $  224          3.80%      1.40% to 1.60%   10.55% to 10.62%
                                                          PRUDENTIAL SP GROWTH ASSET ALLOCATION PORTFOLIO
                                        -------------------------------------------------------------------------------------------
December 31, 2004 .....................  20,304   0.94337 to 1.38211   $24,855         0.34%      1.40% to 1.80%   11.07% to 11.50%
December 31, 2003 .....................   8,135   0.84789 to 0.93897   $7,825          0.55%      1.40% to 1.65%   26.19% to 26.51%
December 31, 2002 .....................   4,542   0.67156 to 0.74221   $3,121          0.00%      1.40% to 1.65%  -18.61% to -18.40%
December 31, 2001 .....................     690   0.82464 to 0.90965   $  612          1.48%      1.40% to 1.60%   13.44% to 13.50%
                                                    PRUDENTIAL SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO
                                        -------------------------------------------------------------------------------------------
December 31, 2004 .....................   3,055   0.84838 to 1.44765   $3,959          0.05%      1.40% to 1.75%   12.79% to 13.17%
December 31, 2003 .....................   1,400   0.75107 to 0.87556   $1,452          0.01%      1.40% to 1.60%   30.69% to 30.95%
December 31, 2002 .....................     413   0.57468 to 0.66861   $  248          0.00%      1.40% to 1.60%  -23.39% to -23.24%
December 31, 2001 .....................      28   0.87107 to 0.87107   $   25          0.35%      1.40% to 1.40%   16.29% to 16.29%
                                                    PRUDENTIAL SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
                                        -------------------------------------------------------------------------------------------
December 31, 2004 .....................   2,719   0.64383 to 1.55290   $3,018          0.18%      1.35% to 1.80%   14.47% to 14.98%
December 31, 2003 .....................   1,773   0.56134 to 1.05634   $1,345          0.00%      1.35% to 1.80%   37.11% to 37.73%
December 31, 2002 .....................   1,097   0.40856 to 0.57153   $  486          0.00%      1.35% to 1.65%  -23.82% to -23.60%
December 31, 2001 .....................     221   0.53612 to 0.74810   $  121          0.00%      1.35% to 1.60%   11.43% to 11.51%
                                                          PRUDENTIAL SP LSV INTERNATIONAL VALUE PORTFOLIO
                                        -------------------------------------------------------------------------------------------
December 31, 2004 .....................   3,232   0.84346 to 1.40924   $3,812          0.36%      1.40% to 1.80%   13.76% to 14.21%
December 31, 2003 .....................   1,902   0.74002 to 1.02601   $1,703          0.64%      1.40% to 1.65%   25.30% to 25.62%
December 31, 2002 .....................   1,162   0.59035 to 0.69085   $  700          0.00%      1.40% to 1.65%  -18.52% to -18.31%
December 31, 2001 .....................     169   0.72410 to 0.72585   $  122          0.00%      1.40% to 1.60%   11.93% to 11.98%
                                                         EVERGREEN VA GROWTH FUND (AVAILABLE MAY 7, 2001)
                                        -------------------------------------------------------------------------------------------
December 31, 2004 .....................       2   1.50638 to 1.50638   $    3          0.00%      1.75% to 1.75%   11.90% to 11.90%
                                                          EVERGREEN VA OMEGA FUND (AVAILABLE MAY 7, 2001)
                                        -------------------------------------------------------------------------------------------
December 31, 2004 .....................     308   1.40369 to 1.41046   $  433          0.00%      1.50% to 1.75%    5.37% to 5.62%
December 31, 2003 .....................      98   1.33214 to 1.33535   $  131          0.00%      1.50% to 1.75%    2.75% to 2.79%
                                                     EVERGREEN VA SPECIAL VALUES FUND (AVAILABLE MAY 7, 2001)
                                        -------------------------------------------------------------------------------------------
December 31, 2004 .....................     122   1.47705 to 1.48416   $  180          1.86%      1.50% to 1.75%   18.31% to 18.60%
December 31, 2003 .....................       9   1.25143 to 1.25143   $   11          1.08%      1.50% to 1.50%    6.21% to 6.21%
                                                 EVERGREEN INTERNATIONAL EQUITY FUND (AVAILABLE DECEMBER 5, 2003)
                                        -------------------------------------------------------------------------------------------
December 31, 2004 .....................      23  12.23173 to 12.26411  $  281          1.99%      1.50% to 1.75%   17.16% to 17.45%
December 31, 2003 .....................       1  10.44021 to 10.44021  $   15          0.96%      1.75% to 1.75%    4.51% to 4.51%
                                                    EVERGREEN GROWTH & INCOME FUND (AVAILABLE DECEMBER 5, 2003)
                                        -------------------------------------------------------------------------------------------
December 31, 2004 .....................      28  11.15728 to 11.18687  $  310          1.64%      1.50% to 1.75%    7.33% to 7.60%
December 31, 2003 .....................      11  10.39518 to 10.39594  $  110          0.53%      1.65% to 1.75%    4.81% to 4.81%
                                                          EVERGREEN VA FUND (AVAILABLE DECEMBER 5, 2003)
                                        -------------------------------------------------------------------------------------------
December 31, 2004 .....................       5  11.01506 to 11.04420  $   51          0.21%      1.50% to 1.75%    6.53% to 6.79%
December 31, 2003 .....................       5  10.34023 to 10.34209  $   48          0.00%      1.50% to 1.75%    4.22% to 4.23%

*These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

                                      A32

**These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

***These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account, the total return is calculated for the years ended December 31, 2004, 2003, 2002, and 2001 or from the effective date of the subaccount through the end of the reporting period. Product designs within a subaccount with an effective date during 2004 were excluded from the range of total return for 2004.

          CHARGES AND EXPENSES

          A. Mortality Risk and Expense Risk Charges

          The mortality risk and expense risk changes are applied daily against the net assets of the separate account attributable to each of the contracts. Mortality risk is that annuitants may live longer than estimated and expense risk is that the cost of issuing and administering the contracts may exceed related charges by Pruco Life of New Jersey. The mortality risk and expense risk charges are assessed through the reduction in unit values.

          B. Administration Charge

          The administration charge is applied daily against the net assets held in each subaccount. Administration charges include costs associated with issuing the contract, establishing and maintaining records, and providing reports to contract owners. This charge is assessed through the redemption of units.

                                                                                 Mortality & Expense   Adminstration
          Contracts:                                                                   Charge:            Charge:
                                                                                  ----------------      -----------
          Strategic Partners Annuity One
                          Basic                                                         1.40%              0.00%
                          GMDB Annual Step Up or 5% Roll Up                             1.60%              0.00%
                          GMDB with-Greater of Roll Up and Step Up                      1.70%              0.00%
          Strategic Partners Annuity One Enhanced - Non Bonus Version
                          Basic                                                         1.40%              0.00%
                          GMDB Annual Step Up or 5% Roll Up                             1.60%              0.00%
                          GMDB with Greater of Roll Up and Step Up                      1.70%              0.00%
          Strategic Partners Annuity One Enhanced - Bonus Version
                          Basic                                                         1.50%              0.00%
                          GMDB Annual Step Up or 5% Roll Up                             1.70%              0.00%
                          GMDB with Greater of Roll Up and Step Up                      1.80%              0.00%
          Strategic Partners Annuity One Relauch - Non Bonus Version
                          Basic                                                         1.40%              0.00%
                          GMDB Annual Step Up or 5% Roll Up                             1.65%              0.00%
          Strategic Partners Annuity One Relaunch - Bonus Version
                          Basic                                                         1.50%              0.00%
                          GMDB Annual Step Up or 5% Roll Up                             1.75%              0.00%
          Strategic Partners Plus
                          Basic                                                         1.40%              0.00%
                          GMDB Annual Step Up or 5% Roll Up                             1.60%              0.00%
                          GMDB with Step Up and Roll Up                                 1.70%              0.00%
          Strategic Partners Plus Enhanced - Non Bonus Version
                          Basic                                                         1.40%              0.00%
                          GMDB Annual Step Up or 5% Roll Up                             1.60%              0.00%
                          GMDB with Step Up and Roll Up                                 1.70%              0.00%
          Strategic Partners Plus Enhanced - Bonus Version
                          Basic                                                         1.50%              0.00%
                          GMDB Annual Step Up or 5% Roll Up                             1.70%              0.00%
                          GMDB with Step Up and Roll Up                                 1.80%              0.00%
          Strategic Partners Plus Relaunch - Non Bonus Version
                          Basic                                                         1.40%              0.00%
                          GMDB Annual Step Up or 5% Roll Up                             1.65%              0.00%
          Strategic Partners Plus Relaunch - Bonus Version
                          Basic                                                         1.50%              0.00%
                          GMDB Annual Step Up or 5% Roll Up                             1.75%              0.00%

                                      A33

                                                                                 Mortality & Expense   Adminstration
          Contracts:                                                                   Charge:            Charge:
                                                                                  ----------------      -----------
          Strategic Partners Select GMDB with Step Up and Roll Up                       1.52%              0.00%
          Strategic Partners Advisor
                          Basic                                                         1.40%              0.00%
                          GMDB with Step Up and Roll Up                                 1.65%              0.00%
          Strategic Partners FlexElite
                          Basic                                                         1.60%              0.00%
                          GMDB Annual Step Up or 5% Roll Up                             1.80%              0.00%
                          GMDB with Greater of Roll Up and Step Up                      1.90%              0.00%
          Discovery Select Variable Annuity                                             1.25%              0.15%
          Discovery Choice
                          Basic                                                         1.35%              0.00%
                          Enhanced                                                      1.65%              0.00%

          C. Withdrawal Charges

          A withdrawal charge may be made upon full or partial contract owner redemptions. The charge compensates Pruco Life of New Jersey for paying all of the expenses of selling and distributing the contracts, including sales commissions, printing of prospectuses, sales administration, preparation of sales literature, and other promotional activities. No withdrawal charge is imposed whenever earnings are withdrawn. The range for withdrawal charges is 0% - 8%. The charge is assessed through the redemption of units.

                                      A34

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
Pruco Life of New Jersey Flexible Premium Variable Annuity Account and the Board of Directors of Pruco Life Insurance Company of New Jersey



In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the subaccounts listed in Note 1 of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account at December 31, 2004, and the results of each of their operations and the changes in each of their net assets for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of Pruco Life Insurance Company of New Jersey; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of fund shares owned at December 31, 2004 with the transfer agents of the investee mutual funds, provide a reasonable basis for our opinion.











PricewaterhouseCoopers LLP
New York, New York
March 31, 2005

                                      A35

Pruco Life Insurance Company of New Jersey

Statements of Financial Position
As of December 31, 2004 and December 31, 2003 (in thousands, except share amounts)
--------------------------------------------------------------------------------

                                                                               2004           2003
                                                                           -----------    -----------
ASSETS
Fixed maturities available for sale,
    at fair value (amortized cost, 2004 - $874,200; and 2003 - $746,370)   $   903,685    $   782,685
Policy loans                                                                   153,359        154,659
Short-term investments                                                          44,549         44,571
Other long-term investments                                                      1,977          2,765
                                                                           -----------    -----------
    Total investments                                                        1,103,570        984,680
Cash and cash equivalents                                                      108,117         72,547
Deferred policy acquisition costs                                              183,219        176,529
Accrued investment income                                                       15,045         13,635
Reinsurance recoverables                                                        67,411         17,850
Receivables from affiliates                                                     17,152         17,173
Other assets                                                                    13,789          9,954
Separate account assets                                                      2,112,866      1,926,301
                                                                           -----------    -----------
TOTAL ASSETS                                                               $ 3,621,169    $ 3,218,669
                                                                           ===========    ===========

LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Policyholders' account balances                                            $   796,421    $   675,823
Future policy benefits and other policyholder liabilities                      189,673        158,752
Cash collateral for loaned securities                                           74,527         78,855
Securities sold under agreements to repurchase                                  24,754         14,483
Income taxes payable                                                            76,878         51,383
Other liabilities                                                               27,788         20,317
Separate account liabilities                                                 2,112,866      1,926,301
                                                                           -----------    -----------
Total liabilities                                                            3,302,907      2,925,914
                                                                           -----------    -----------

CONTINGENCIES  (See Note 12)

STOCKHOLDER'S EQUITY
Common stock, ($5 par value;
      400,000 shares, authorized;
      issued and outstanding at
      December 31, 2004 and December 31, 2003)                                   2,000          2,000
Additional paid-in-capital                                                     168,810        168,742
Deferred compensation                                                             (152)          (108)
Accumulated other comprehensive income                                          13,246         13,178
Retained earnings                                                              134,358        108,943
                                                                           -----------    -----------
Total stockholder's equity                                                     318,262        292,755
                                                                           -----------    -----------
TOTAL LIABILITIES AND
    STOCKHOLDER'S EQUITY                                                   $ 3,621,169    $ 3,218,669
                                                                           ===========    ===========

                        See Notes to Financial Statements

Pruco Life Insurance Company of New Jersey

Statements of Operations  and  Comprehensive  Income
Years Ended December 31, 2004, 2003 and 2002 (in thousands)
--------------------------------------------------------------------------------

                                                    2004         2003         2002
                                                 ---------    ---------    ---------
REVENUES

Premiums                                         $  31,822    $  38,141    $  28,321
Policy charges and fee income                       77,872       70,060       70,444
Net investment income                               52,499       45,148       44,812
Realized investment gains (losses), net              1,885         (838)     (14,204)
Asset management fees                                4,976        4,029        1,264
Other income                                         1,947        1,717        1,709
                                                 ---------    ---------    ---------

Total revenues                                     171,001      158,257      132,346
                                                 ---------    ---------    ---------

BENEFITS AND EXPENSES

Policyholders' benefits                             44,968       50,898       45,543
Interest credited to policyholders' account
balances                                            29,324       22,641       20,449
General, administrative and other expenses          60,742       55,167       56,145
                                                 ---------    ---------    ---------

Total benefits and expenses                        135,034      128,706      122,137
                                                 ---------    ---------    ---------

Income from operations before income taxes and
cumulative effect of accounting change              35,967       29,551       10,209
                                                 ---------    ---------    ---------

Income taxes:
   Current                                          14,584      (15,103)      (8,717)
   Deferred                                         (4,216)      24,037        3,558
                                                 ---------    ---------    ---------
Total income tax expense (benefit)                  10,368        8,934       (5,159)
                                                 ---------    ---------    ---------

Net Income from Operations Before Cumulative
Effect of Accounting Change                         25,599       20,617       15,368

Cumulative effect of change in accounting
principle, net of taxes                               (184)          --           --
                                                 ---------    ---------    ---------
NET INCOME                                          25,415       20,617       15,368
                                                 ---------    ---------    ---------

Other comprehensive income, net of tax
Increase (decrease) in net unrealized
investment gains, net of taxes                        (479)       3,483        5,971
Cumulative effect of accounting change, net of         547           --           --
tax
                                                 ---------    ---------    ---------

 Other comprehensive income, net of tax                 68        3,483        5,971
                                                 ---------    ---------    ---------

 COMPREHENSIVE INCOME                            $  25,483    $  24,100    $  21,339
                                                 =========    =========    =========

                        See Notes to Financial Statements

Pruco Life Insurance Company of New Jersey

Statements of Stockholder's Equity
Periods Ended December 31, 2004, 2003 and 2002 (in thousands)
-------------------------------------------------------------

                                                                                            Accumulated
                                                                                                Other           Total
                                       Common     Paid - in   Retained       Deferred       Comprehensive    Stockholder's
                                        Stock      Capital    Earnings     Compensation     Income (Loss)       Equity
                                      ---------   ---------   ---------    -------------    -------------    -------------
Balance, January 1, 2002              $   2,000   $ 128,689   $  72,959    $          --    $       3,724    $     207,372

   Net income                                --          --      15,368               --               --           15,368
   Adjustments to policy credits
   issued to eligible policyholders          --          --          (1)              --               --               (1)
   Change in net unrealized
   investment gains, net of taxes            --          --          --               --            5,971            5,971
                                      ---------   ---------   ---------    -------------    -------------    -------------
Balance, December 31, 2002                2,000     128,689      88,326               --            9,695          228,710

   Net income                                --          --      20,617               --               --           20,617
   Contribution from Parent                  --      40,000          --               --               --           40,000
   Stock-based compensation
   programs                                  --          53          --             (108)              --              (55)
   Change in net unrealized
   investment gains, net of taxes            --          --          --               --            3,483            3,483
                                      ---------   ---------   ---------    -------------    -------------    -------------
Balance, December 31, 2003                2,000     168,742     108,943             (108)          13,178          292,755

   Net income                                --          --      25,415               --               --           25,415
   Stock-based compensation
   programs                                  --          68          --              (44)              --               24
   Cumulative effect of
   accounting change, net of taxes           --          --          --               --              547              547
   Change in net unrealized
   investment gains, net of  taxes           --          --          --               --             (479)            (479)
                                      ---------   ---------   ---------    -------------    -------------    -------------
Balance, December 31, 2004            $   2,000   $ 168,810   $ 134,358    $        (152)   $      13,246    $     318,262
                                      =========   =========   =========    =============    =============    =============

                        See Notes to Financial Statements

Pruco Life Insurance Company of New Jersey

Statements of Cash Flows
Years Ended December 31, 2004, 2003 and 2002 (in thousands)
--------------------------------------------------------------------------------

                                                                  2004         2003         2002
                                                               ---------    ----------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
   Net income                                                  $  25,415    $  20,617    $  15,368
   Adjustments to reconcile net income to net cash (used in)
   provided by operating activities:
      Policy charges and fee income                              (19,556)     (15,786)     (12,057)
      Interest credited to policyholders' account balances        29,324       22,641       20,449
      Realized investment (gains) losses, net                     (1,885)         838       14,204
      Amortization and other non-cash items                       20,192        1,616       (7,651)
      Cumulative effect of accounting change                         184           --           --
      Change in:
        Future policy benefits and other policyholders'
        liabilities                                               29,266       24,544       14,808
        Reinsurance recoverable                                  (49,561)      (9,671)          --
        Accrued investment income                                   (784)      (2,344)        (892)
        Policy loans                                               1,300        3,772          323
        Receivable from affiliates                                    21           13       (7,416)
        Deferred policy acquisition costs                         (6,302)     (39,476)     (18,078)
        Income taxes payable                                      25,597       17,737       (2,366)
        Other, net                                                 3,643       11,766       (8,341)
                                                               ---------    ----------------------
Cash Flows From Operating Activities                              56,854       36,267        8,351
                                                               ---------    ----------------------

CASH FLOWS USED IN INVESTING ACTIVITIES:
   Proceeds from the sale/maturity of:
      Fixed maturities available for sale                        449,653      314,559      271,401
   Payments for the purchase of:
      Fixed maturities available for sale                       (543,373)    (540,203)    (331,512)
   Other long-term investments                                       (86)       1,083       (2,458)
   Short term investments, net                                     2,443      (14,254)       2,822
                                                               ---------    ----------------------
Cash Flows Used in Investing Activities                          (91,363)    (238,815)     (59,747)
                                                               ---------    ----------------------

CASH FLOWS FROM FINANCING ACTIVITIES:
   Policyholders' account:
      Deposits                                                   221,728      210,872      135,163
      Withdrawals                                               (157,616)     (73,794)     (73,518)
    Cash collateral for loaned securities, net                    (4,328)      53,820      (11,057)
    Securities sold under agreements to repurchase, net           10,271      (17,230)      13,199
    Contribution from Parent                                          --       40,000           --
    Deferred compensation                                            (44)        (108)          --
    Stock-based compensation                                          68           53           --
     Cash payments to eligible policyholders                          --           --       (9,121)
                                                               ---------    ----------------------
Cash Flows From Financing Activities                              70,079      213,613       54,666
                                                               ---------    ----------------------

Net increase in cash and cash equivalents                         35,570       11,065        3,270
Cash and cash equivalents, beginning of year                      72,547       61,482       58,212
                                                               ---------    ----------------------
CASH AND CASH EQUIVALENTS, END OF YEAR                         $ 108,117    $  72,547    $  61,482
                                                               =========    ======================

                        See Notes to Financial Statements

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

1. BUSINESS

Pruco Life Insurance Company of New Jersey or, "the Company," is a stock life insurance company organized in 1982 under the laws of the state of New Jersey. The Company is licensed to sell interest-sensitive individual life insurance, variable life insurance, term insurance, variable annuities, and fixed annuities contracts only in the states of New Jersey and New York.

The Company is a wholly owned subsidiary of Pruco Life Insurance Company or, "Pruco Life", a stock life insurance company organized in 1971 under the laws of the state of Arizona. Pruco Life, in turn, is a wholly owned subsidiary of The Prudential Insurance Company of America or, "Prudential Insurance", an insurance company founded in 1875 under the laws of the state of New Jersey. On December 18, 2001 ("the date of demutualization") Prudential Insurance converted from a mutual life insurance company to a stock life insurance company and became an indirect wholly owned subsidiary of Prudential Financial, Inc. or, "Prudential Financial."

The Company is engaged in a business that is highly competitive because of the large number of stock and mutual life insurance companies and other entities engaged in marketing insurance products and individual annuities.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America or, GAAP. The Company has extensive transactions and relationships with Prudential Insurance and other affiliates, as more fully described in Note 13. Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, in particular deferred policy acquisition costs, investments, future policy benefits, provision for income taxes, disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

Stock  Options

Effective January 1, 2003, Prudential Financial changed its accounting for employee stock options to adopt the fair value recognition provisions of SFAS No. 123, "Accounting for Stock-Based Compensation," as amended, prospectively for all new awards granted to employees on or after January 1, 2003. Accordingly, results of operations of the Company for the years ended December 31, 2004 and 2003, include costs of less than $0.1 million and $0.1 million, respectively, associated with employee stock options issued by Prudential
Financial to certain employees of the Company. Prior to January 1, 2003, Prudential Financial accounted for employee stock options using the intrinsic value method of APB No. 25, "Accounting for Stock Issued to Employees," and related interpretations. Under this method, Prudential Financial and the Company did not recognize any stock-based compensation costs as all options granted had an exercise price equal to the market value of Prudential Financial's Common Stock on the date of grant.

In December 2004, the FASB issued SFAS No. 123R, "Share-Based Payment," which replaces FASB Statement No. 123. SFAS 123R requires all entities to apply the fair value based measurement method in accounting for share-based payment transactions with employees except for equity instruments held by employee share ownership plans. As described above Prudential Financial had previously adopted the fair value recognition provisions of the original SFAS 123 for all new awards granted to employees on or after January 1, 2003. SFAS 123R is effective for interim and annual periods beginning after June 15, 2005. Prudential Financial will adopt the fair value recognition provisions of this statement on July 1, 2005 for those awards issued prior to January 1, 2003. By that date, the unvested stock options issued prior to January 1, 2003, will be recognized over the remaining vesting period of approximately six months.

Prudential Financial and the Company account for non-employee stock options using the fair value method of SFAS No. 123 in accordance with Emerging Issues Task Force Issue ("EITF") No. 96-18 "Accounting for Equity Instruments That Are Issued to Other Than Employees" and related interpretations in accounting for its non-employee stock options.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Investments

Fixed maturities classified as "available for sale" are carried at fair value. The amortized cost of fixed maturities is written down to fair value if a decline in value is considered to be other than temporary. See the discussion below on realized gains and losses for a description of the accounting for impairment adjustments. Unrealized gains and losses on fixed maturities "available for sale", including the effect on deferred policy acquisition costs and policyholders' account balances that would result from the realization of unrealized gains and losses are included in "Accumulated other comprehensive income (loss)."

Policy loans are carried at unpaid principal balances.

Securities repurchase and resale agreements and securities borrowed and loaned transactions are used to generate income, to borrow funds, or to facilitate trading activity. Securities repurchase and resale agreements are generally short-term in nature, and therefore, the carrying amounts of these instruments approximate fair value. Securities repurchase and resale agreements are collateralized principally by U.S. government and government agency securities. Securities borrowed or loaned are collateralized principally by cash or U.S. government securities. For securities repurchase agreements and securities loaned transactions used to generate income, the cash received is typically invested in cash equivalents, short-term investments or fixed maturities.

Securities repurchase and resale agreements that satisfy certain criteria are treated as collateralized financing arrangements. These agreements are carried at the amounts at which the securities will be subsequently resold or reacquired, as specified in the respective agreements. For securities purchased under agreements to resell, the Company's policy is to take possession or control of the securities and to value the securities daily. Securities to be resold are the same, or substantially the same, as the securities received. For securities sold under agreements to repurchase, the market value of the securities to be repurchased is monitored, and additional collateral is obtained where appropriate, to protect against credit exposure. Securities to be repurchased are the same, or substantially the same as those sold. Income and expenses related to these transactions executed within the general are reported as "Net investment income," however, for transactions used to borrow funds, the associated borrowing cost is reported as interest expense (included in "General and administrative expenses").

Securities borrowed and securities loaned transactions are treated as financing arrangements and are recorded at the amount of cash advanced or received. With respect to securities loaned transactions, the Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the market value of the securities borrowed and loaned on a daily basis with additional collateral obtained or provided as necessary. Substantially all of the Company's securities borrowed transactions are with brokers and dealers, commercial banks and institutional clients. Substantially all of the Company's securities loaned transactions are with large brokerage firms. Income and expenses associated with securities borrowing transactions are reported as "Net investment income." Income and expenses associated with securities loaned transactions used to generate income are generally reported as "Net investment income;" however, for securities loaned transactions used for funding purposes the associated rebate is reported as interest expense (included in "General and administrative expenses").

Short-term investments consist of highly liquid debt instruments with a maturity of greater than three months and less than twelve months when purchased. These investments are carried at amortized cost, which because of their short-term nature approximates fair value.

Other long-term investments consist of the Company's investments in joint ventures and limited partnerships in which the Company does not exercise control, as well as investments in the Company's own separate accounts, which are carried at estimated fair value, and investment real estate. Joint venture and partnership interests are generally accounted for using the equity method of accounting, except in instances in which the Company's interest is so minor that it exercises virtually no influence over operating and financial policies. In such instances, the Company applies the cost method of accounting. The Company's net income from investments in joint ventures and partnerships is generally included in "Net investment income."

Realized investment gains (losses), net are computed using the specific identification method. Costs of fixed maturities and equity securities are adjusted for impairments, which are declines in value that are considered to be other than temporary. Impairment adjustments are included in "Realized investment losses, net." In evaluating whether a decline in value is other than temporary, the Company considers several factors including, but not limited to the following: (1) the extent (generally if greater than 20%) and the duration (generally if greater than six months); (2) the reasons for the decline in value (credit event, interest related or market fluctuation); (3) the Company's ability and intent to hold the investments for a period of time to allow for a recovery of value; and (4) the financial condition of and near-term prospects of the issuer.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

There are a number of significant risks and uncertainties inherent in the process of monitoring impairments and determining if an impairment is other than temporary. These risks and uncertainties include, but are not limited to: (1) the risk that our assessment of an issuer's ability to meet its obligations could change, (2) the risk that the economic outlook could be worse than expected or have more of an impact on the issuer than anticipated, (3) the risk that we are making decisions based on fraudulent or misstated information in the financial statements provided by issuers and (4) the risk that new information obtained by us or changes in other facts and circumstances, including those not related to the issuer, could lead us to change our intent to hold the security to maturity or until it recovers in value. Any of these situations could result in a change in our impairment determination, and hence a charge to earnings in a future period.

Cash and cash equivalents

Cash and cash equivalents include cash on hand, amounts due from banks, money market instruments, and other debt issues with maturities of three months or less when purchased.

Deferred Policy Acquisition Costs

The Company is charged distribution expenses from Prudential's agency network for both its domestic life and annuity products through a transfer pricing agreement, which is intended to reflect a market based pricing arrangement. These costs include commissions and variable field office expenses. The Company is also allocated costs of policy issuance and underwriting from Prudential Insurance's general and administrative expense allocation system. The Company also is charged commissions from third parties, which are primarily capitalized.

The costs that vary with and that are related primarily to the production of new insurance and annuity business are deferred to the extent such costs are deemed recoverable from future profits. For annuity products, the entire transfer-pricing fee is deemed to be related to the production of new annuity business and is capitalized. For life products, there is a look-through into the expenses incurred by the Prudential Insurance's agency network and expenses that are considered to be related to the production of new insurance business are deferred. The cost of policy issuance and underwriting are also considered to be related primarily to the production of new insurance and annuity business and are fully capitalized. Deferred policy acquisition costs ("DAC") are subject to recoverability testing at the end of each accounting period. DAC, for applicable products, are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in "Accumulated other comprehensive income (loss)."

Policy acquisition costs related to interest-sensitive and variable life products and certain investment-type products are deferred and amortized over the expected life of the contracts (periods ranging from 25 to 30 years) in proportion to estimated gross profits arising principally from investment results, mortality and expense margins, and surrender charges based on historical and anticipated future experience, which is updated periodically. The effect of changes to estimated gross profits on unamortized DAC is reflected in "General, administrative and other expenses" in the period such estimated gross profits are revised. DAC related to non-participating term insurance are amortized over the expected life of the contracts in proportion to premium income.

The Company and Prudential Insurance have offered programs under which policyholders, for a selected product or group of products, can exchange an existing policy or contract issued by the Company or Prudential Insurance for another form of policy or contract. These transactions are known as internal replacements. If the terms of the new policies are not substantially similar to those of the former policy, the unamortized DAC on the surrendered policies is immediately charged to expense. If the new policies have terms that are substantially similar to those of the earlier policies, the DAC is retained with respect to the new policies and amortized over the life of the new policies.

Reinsurance recoverables and payables

Reinsurance recoverables and payables include receivables and corresponding payables associated with reinsurance arrangements with affiliates. See Note 13 for additional information about these arrangements.

Separate account assets and liabilities

Separate account assets and liabilities are reported at fair value and represent segregated funds which are invested for certain policyholders, pension funds and other customers. The assets consist of common stocks, fixed maturities, real estate related investments, real estate mortgage loans and short-term investments. The assets of each account are legally segregated and are generally not subject to claims that arise out of any other business of the Company. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. See Note 8 for additional information regarding separate account arrangements with contractual guarantees. The investment income and gains or losses for separate accounts generally accrue to the policyholders and are not included in the Statements of Operations. Mortality, policy administration and surrender charges assessed against the accounts are included in "Policy charges and fee income." Asset management fees charged to the accounts are included in "Asset management fees."

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Other assets and other liabilities

The Company provides sales inducements to contractholders, which primarily include an up-front bonus added to the contractholder's initial deposit for certain annuity contracts. These costs are deferred and recognized on the statement of financial position in other assets. They are amortized using the same methodology and assumptions used to amortized deferred policy acquisition costs. The amortization expense is included as a component of interest credited to policyholders' account balances. As of December 31, 2004 and 2003, deferred sales inducement costs included in other assets were $11 million and $8 million, respectively.

Other assets consist primarily of reinsurance recoverables, premiums due, deferred sales inducement costs, certain restricted assets, and receivables resulting from sales of securities that had not yet settled at the balance sheet date. Other liabilities consist primarily of accrued expenses, technical overdrafts, and payables resulting from purchases of securities that had not yet been settled at the balance sheet date.

Policyholders' Account Balances

The Company's liability for policyholders' account balances represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date. This liability is generally equal to the accumulated account deposits plus interest credited less policyholder withdrawals and other charges assessed against the account balance. These policyholders' account balances also include provision for benefits under non-life contingent payout annuities.

Future Policy Benefits

The Company's liability for future policy benefits is primarily comprised of the present value of estimated future payments to or on behalf of policyholders, where the timing and amount of payment depends on policyholder mortality, less the present value of future net premiums. For life insurance, expected mortality is generally based on the Company's historical experience or standard industry tables. Interest rate assumptions are based on factors such as market conditions and expected investment returns. Although mortality and interest rate assumptions are "locked-in" upon the issuance of new insurance or annuity business with fixed and guaranteed terms, significant changes in experience or assumptions may require us to provide for expected future losses on a product by establishing premium deficiency reserves. The Company's liability for future policy benefits is also inclusive of liabilities for guarantee benefits related to certain non-traditional long duration life and annuity contracts, which are discussed more fully in Note 8.

Unpaid Claims

Unpaid claims include estimates of claims that the Company believes have been incurred, but have not yet been reported ("IBNR") as of the balance sheet date. Consistent with industry accounting practice, we do not establish loss reserves until a loss has occurred. These IBNR estimates, and estimates of the amounts of loss we will ultimately incur on reported claims, which are based in part on our historical experience, are regularly adjusted to reflect actual claims experience. When actual experience differs from our previous estimate, the resulting difference will be included in our reported results for the period of the change in estimate in the "Policyholders' benefits" caption in our statements of operations. On an ongoing basis, trends in actual experience are a significant factor in the determination of claim reserve levels.

Contingencies

Amounts related to contingencies are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, they are included in the accrual.

Insurance Revenue and Expense Recognition

Premiums from life insurance policies, excluding interest-sensitive life contracts, are recognized when due. Benefits are recorded as an expense when they are incurred. A liability for future policy benefits is recorded when premiums are recognized using the net level premium method.

Certain annuity contracts provide the holder a guarantee that the benefit received upon death will be no less than a minimum prescribed amount that is based upon a combination of net deposits to the contract, net deposits to the contract accumulated at a specified rate or the highest historical account value on a contract anniversary. These contracts are discussed in further detail in
Note 8. Also, as more fully discussed in Note 8, the liability for the guaranteed minimum death benefit under these contracts is determined each period end by estimating the accumulated value of a percentage of the total assessments to date less the accumulated value of death benefits in excess of the account balance.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Amounts received as payment for interest-sensitive life, deferred annuities and guaranteed investment contracts are reported as deposits to "Policyholders' account balances." Revenues from these contracts reflected as "Policy charges and fee income" consist primarily of fees assessed during the period against the policyholders' account balances for mortality charges, policy administration charges and surrender charges. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration, interest credited to policyholders' account balances and amortization of DAC.

Premiums, benefits and expenses are stated net of reinsurance ceded to other companies. Estimated reinsurance recoverables and the cost of reinsurance are recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies.

Asset Management Fees

Beginning October 1, 2002, the Company receives in accordance with a servicing agreement with Prudential Investments LLC, asset management fee income from policyholder account balances invested in The Prudential Series Funds ("PSF"). The PSF are a portfolio of mutual fund investments related to the Company's separate account products (see Note 13). In addition, the Company receives fees from policyholders' account balances invested in funds managed by companies other than Prudential Insurance. Asset management fees are recognized as income when earned.

Derivative Financial Instruments

Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, or the value of securities or commodities. Derivative financial instruments used by the Company include swaps and futures, and may be exchange-traded or contracted in the over-the-counter market. Derivative positions are carried at fair value, generally by obtaining quoted market prices or through the use of pricing models. Values can be affected by changes in interest rates, foreign exchange rates, credit spreads, market volatility and liquidity. Values can also be affected by changes in estimates and assumptions used in pricing models.

Derivatives are used to manage the characteristics of the Company's asset/liability mix, manage the interest rate and currency characteristics of assets or liabilities. Additionally, derivatives may be used to seek to reduce exposure to interest rate and foreign currency risks associated with assets held or expected to be purchased or sold, and liabilities incurred or expected to be incurred.

The Company designates derivatives as either (1) a hedge of the fair value of a recognized asset or liability or unrecognized firm commitment ("fair value" hedge), (2) a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow" hedge), (3) a foreign currency fair value or cash flow hedge ("foreign currency" hedge), (4) a hedge of a net investment in a foreign operation, or (5) a derivative entered into as an economic hedge that does not qualify for hedge accounting. As of December 31, 2003, none of the Company's derivatives qualify for hedge accounting treatment.

If a derivative does not qualify for hedge accounting, all changes in its fair value, including net receipts and payments, are included in "Realized investment gains (losses), net" without considering changes in the fair value of the economically associated assets or liabilities.

The Company is a party to financial instruments that may contain derivative instruments that are "embedded" in the financial instruments. At inception, the Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to the economic characteristics of the remaining component of the financial instrument (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract, carried at fair value, and changes in its fair value are included in "Realized investment gains (losses), net."

Income Taxes

The Company is a member of the consolidated federal income tax return of Prudential Financial and files separate company state and local tax returns. Pursuant to the tax allocation arrangement with Prudential Financial, total federal income tax expense is determined on a separate company basis. Members with losses record tax benefits to the extent such losses are recognized in the consolidated federal tax provision.

Deferred income taxes are recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes. A valuation allowance is recorded to reduce a deferred tax asset to the amount expected to be realized.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

New Accounting Pronouncements

In March 2004, the EITF of the FASB reached a final consensus on Issue 03-1, "The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments." This Issue establishes impairment models for determining whether to record impairment losses associated with investments in certain equity and debt securities. It also requires income to be accrued on a level-yield basis following an impairment of debt securities, where reasonable estimates of the timing and amount of future cash flows can be made. The Company's policy is generally to record income only as cash is received following an impairment of a debt security. In September 2004, the FASB issued FASB Staff Position ("FSP") EITF 03-1-1, which defers the effective date of a substantial portion of EITF 03-1, from the third quarter of 2004, as originally required by the EITF, until such time as FASB issues further implementation guidance, which is expected sometime in 2005. The Company will continue to monitor developments concerning this Issue and is currently unable to estimate the potential effects of implementing EITF 03-1 on the Company's consolidated financial position or results of operations.

In December 2003, the FASB issued FIN No. 46(R), "Consolidation of Variable Interest Entities," which revised the original FIN No. 46 guidance issued in January 2003. FIN No. 46(R) addresses whether certain types of entities, referred to as variable interest entities ("VIEs"), should be consolidated in a company's financial statements. A VIE is an entity that either (1) has equity investors that lack certain essential characteristics of a controlling financial interest (including the ability to control the entity, the obligation to absorb the entity's expected losses and the right to receive the entity's expected residual returns) or (2) lacks sufficient equity to finance its own activities without financial support provided by other entities, which in turn would be expected to absorb at least some of the expected losses of the VIE. An entity should consolidate a VIE if, as the primary beneficiary, it stands to absorb a majority of the VIE's expected losses or to receive a majority of the VIE's expected residual returns. On December 31, 2003, the Company adopted FIN No. 46(R) for all special purpose entities ("SPEs") and for relationships with all VIEs that began on or after February 1, 2003. On March 31, 2004, the Company implemented FIN No. 46(R) for relationships with potential VIEs that are not SPEs. The transition to FIN No. 46(R) did not have a material effect on the Company's consolidated financial position or results of operations.

In July 2003, the Accounting Standards Executive Committee ("AcSEC") of the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts." AcSEC issued this SOP to address the need for interpretive guidance in three areas: separate account presentation and valuation; the classification and valuation of certain long-duration contract liabilities; and the accounting recognition given sales inducements (bonus interest, bonus credits and persistency bonuses).

The effect of adopting SOP 03-1 was a charge of $.2 million, net of $.1 million of taxes, which was reported as a "Cumulative effect of accounting change, net of taxes" in the results of operations for the year ended December 31, 2004. This charge reflects the net impact of converting certain individual market value adjusted annuity contracts from separate account accounting treatment to general account accounting treatment, including carrying the related liabilities at accreted value, and the effect of establishing reserves for guaranteed minimum death benefit provisions of the Company's variable annuity and variable life contracts. The Company also recognized a cumulative effect of accounting change related to unrealized investment gains within "Other comprehensive income, net of taxes" of $.5 million, net of $.3 million of taxes, for the year ended December 31, 2004. Upon adoption of SOP 03-1, approximately $40 million in "Separate account assets" were reclassified resulting in an increase in "Fixed maturities, available for sale", as well as changes in other non-separate account assets. Similarly, upon adoption, approximately $40 million in "Separate account liabilities" were reclassified resulting in increases in "Policyholders' account balances" as well as changes in other non-separate account liabilities.

In June 2004, the FASB issued FSP No. 97-1, "Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, Permit or Require Accrual of an Unearned Revenue Liability." FSP 97-1 clarifies the accounting for unearned revenue liabilities of certain universal-life type contracts under SOP 03-1. The Company's adoption of FSP 97-1 on July 1, 2004 did not change the accounting for unearned revenue liabilities and, therefore, had no impact on the Company's consolidated financial position or results of operations. In September 2004, the AICPA SOP 03-1 Implementation Task Force issued a Technical Practice Aid ("TPA") to clarify certain aspects of SOP 03-1. The implementation of this TPA during the third quarter of 2004 had no impact on the Company's consolidated financial position or results of operations.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

In April 2003, the FASB issued Statement No. 133 Implementation Issue No. B36, "Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor Under Those Instruments." Implementation Issue No. B36 indicates that a modified coinsurance arrangement ("modco"), in which funds are withheld by the ceding insurer and a return on those withheld funds is paid based on the ceding company's return on certain of its investments, generally contains an embedded derivative feature that is not clearly and closely related to the host contract and should be bifurcated in accordance with the provisions of SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities." Effective October 1, 2003, the Company adopted the guidance prospectively for existing contracts and all future transactions. As permitted by SFAS No. 133, all contracts entered into prior to January 1, 1999, were grandfathered and are exempt from the provisions of SFAS No. 133 that relate to embedded derivatives. The application of Implementation Issue No. B36 in 2003 had no impact on the consolidated financial position or results of operations of the Company.

In May 2003, the FASB issued SFAS No. 150, "Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity." SFAS No. 150 generally applies to instruments that are mandatorily redeemable, that represent obligations that will be settled with a variable number of company shares, or that represent an obligation to purchase a fixed number of company shares. For instruments within its scope, the statement requires classification as a liability with initial measurement at fair value. Subsequent measurement depends upon the certainty of the terms of the settlement (such as amount and timing) and whether the obligation will be settled by a transfer of assets or by issuance of a fixed or variable number of equity shares. The Company's adoption of SFAS No. 150, as of July 1, 2003, did not have a material effect on the Company's consolidated financial position or results of operations.

In July 2002, the FASB issued SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities." SFAS No. 146 requires that a liability for costs associated with an exit or disposal activity be recognized and measured initially at fair value only when the liability is incurred. Prior to the adoption of SFAS No. 146, such amounts were recorded upon the Company's commitment to a restructuring plan. The Company has adopted this statement for applicable transactions occurring on or after January 1, 2003.

In November 2002, the FASB issued FIN No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others." FIN No. 45 expands existing accounting guidance and disclosure requirements for certain guarantees and requires the recognition of a liability for the fair value of certain types of guarantees issued or modified after December 31, 2002. The January 1, 2003 adoption of the Interpretation's guidance did not have a material effect on the Company's financial position.

Reclassifications

Certain amounts in the prior years have been reclassified to conform to the current year presentation.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

3. INVESTMENTS

Fixed Maturities

The following tables provide additional information relating to fixed maturities as of December 31:

                                                                          2004
                                                    -------------------------------------------------
                                                                   Gross        Gross
                                                    Amortized    Unrealized   Unrealized      Fair
                                                       Cost        Gains        Losses       Value
                                                    ----------   ----------   ----------   ----------
                                                                     (in thousands)
      Fixed maturities available for sale
      U.S. Treasury securities and obligations of
      U.S. Government corporations and  agencies    $   40,178   $      527   $       94   $   40,611

      Foreign government bonds                              --           --           --           --

      Corporate securities                             795,984       30,808        1,788      825,004

      Mortgage-backed securities                        38,038          200          168       38,070
                                                    ----------   ----------   ----------   ----------

      Total fixed maturities, available for sale    $  874,200   $   31,535   $    2,050   $  903,685
                                                    ==========   ==========   ==========   ==========


                                                                          2003
                                                    -------------------------------------------------
                                                                   Gross        Gross
                                                    Amortized    Unrealized   Unrealized      Fair
                                                       Cost        Gains        Losses       Value
                                                    ----------   ----------   ----------   ----------
                                                                     (in thousands)

Fixed maturities available for sale
U.S. Treasury securities and obligations of
U.S. Government corporations and agencies           $   31,909   $      668   $       --   $   32,577

Foreign government bonds                                 1,024          174           --        1,198

Corporate securities                                   699,928       36,179          964      735,143

Mortgage-backed securities                              13,509          258           --       13,767
                                                    ----------   ----------   ----------   ----------

Total fixed maturities, available for sale          $  746,370   $   37,279   $      964   $  782,685
                                                    ==========   ==========   ==========   ==========

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

3. INVESTMENTS (continued)

The amortized cost and estimated fair value of fixed maturities, by contractual maturities at December 31, 2003, is shown below:

                                    Available for Sale
                                   ---------------------
                                   Amortized     Fair
                                     Cost        Value
                                   ---------   ---------
                                      (in thousands)

Due in one year or less            $  56,439   $  56,990

Due after one year through five
years                                437,557     450,027

Due after five years through ten
years                                271,044     283,460

Due after ten years                   71,122      75,138

Mortgage-backed securities            38,038      38,070
                                   ---------   ---------

Total                              $ 874,200   $ 903,685
                                   =========   =========

Actual maturities may differ from contractual maturities because issuers have the right to call or prepay obligations.

Proceeds from the sale of fixed maturities available for sale during 2004, 2003, and 2002 were $394 million, $275 million, and $262 million, respectively. Gross gains of $6 million, $2 million, and $5 million, and gross losses of $4 million, $2 million, and $9 million were realized on those sales during 2004, 2003, and 2002, respectively. Proceeds from maturities of fixed maturities available for sale during 2004, 2003, and 2002 were $56 million, and $39 million, and $9 million, respectively.

Writedowns for impairments that were deemed to be other than temporary for fixed maturities were $0 million, $2.0 million, and $9 million for the years 2004, 2003 and 2002, respectively.

Investment Income and Investment Gains and Losses

Net investment income arose from the following sources for the years ended December 31:

                                                 2004        2003        2002
                                               --------    --------    --------
                                                        (in thousands)

  Fixed maturities, available for sale         $ 44,375    $ 36,587    $ 35,078
  Policy loans                                    8,443       8,463       8,715
  Short-term investments and cash equivalents     1,733       1,430       1,852
  Other                                             272         535         932
                                               --------    --------    --------
  Gross investment income                        54,823      47,015      46,577
  Less investment expenses                       (2,324)     (1,867)     (1,765)
                                               --------    --------    --------
  Net investment income                        $ 52,499    $ 45,148    $ 44,812
                                               ========    ========    ========

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

3. INVESTMENTS (continued)

Realized investment losses, net, including charges for other than temporary reductions in value, for the years ended December 31, were from the following sources:

                                             2004      2003        2002
                                           -------    -------    --------
                                                  (in thousands)

    Fixed maturities, available for sale   $ 2,024    $(1,123)   $(12,690)
    Derivatives and other                     (139)       285      (1,514)
                                           -------    -------    --------
    Realized investment losses, net        $ 1,885    $  (838)   $(14,204)
                                           ==============================

Duration of Gross Unrealized Loss Positions for Fixed Maturities

The following table shows the fair value and gross unrealized losses aggregated by investment category and length of time that individual fixed maturity securities have been in a continuous unrealized loss position, as of December 31, 2003:

                                                     Less than twelve            Twelve months or
                                                          months                       more                       Total
                                                 -------------------------   -------------------------   -------------------------
                                                    Fair       Unrealized       Fair       Unrealized       Fair       Unrealized
                                                    Value        Losses         Value        Losses         Value        Losses
                                                 -----------   -----------   -----------   -----------   -----------   -----------
                                                                                  (in thousands)
Fixed maturities, available for sale:
U.S. Treasury securities and obligations
of U.S. government corporations and agencies     $    23,744   $        94   $        --   $        --   $    23,744   $        94
Corporate securities                                 208,780         1,721         3,606            67       212,386         1,788
Mortgage-backed securities                            25,005           168            --            --        25,005           168
                                                 -----------   -----------   -----------   -----------   -----------   -----------
Total                                            $   257,529   $     1,983   $     3,606   $        67   $   261,135   $     2,050
                                                 ===========   ===========   ===========   ===========   ===========   ===========

As of December 31, 2004, gross unrealized losses on fixed maturities totaled approximately $2 million comprising 99 issuers. Of this amount, there was $2 million in the less than twelve months category comprising 95 issuers and $0.1 million in the greater than twelve months category comprising 4 issuers. There were no individual issuers with gross unrealized losses greater than $0.1 million. The $2 million loss of gross unrealized losses is comprised of investment grade securities. The $0.1 million of gross unrealized losses of twelve months or more were concentrated in the finance sector. Based on a review of the above information in conjunction with other factors as outlined in our policy surrounding other than temporary impairments (see Note 2), we have concluded that an adjustment for other than temporary impairments is not warranted at December 31, 2004.

Securities Pledged, Restricted Assets and Special Deposits

The Company pledges investment securities it owns to unaffiliated parties through certain transactions including securities lending, securities sold under agreements to repurchase, and futures contracts. At December 31, 2004 and 2003, the carrying values of fixed maturities available for sale pledged to third parties as reported in the Statements of Financial Position were $96 million and $91 million, respectively.

Fixed maturities of $0.5 million at December 31, 2004 and 2003 were on deposit with governmental authorities or trustees as required by certain insurance laws.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

3. INVESTMENTS (continued)

Net Unrealized Investment Gains (Losses)

Net unrealized investment gains on fixed maturities available for sale are included in the Statements of Financial Position as a component of "Accumulated other comprehensive income." Changes in these amounts include adjustments to exclude from "Other comprehensive income (loss)" those items that are included as part of "net income" for a period that also had been part of "Other comprehensive income (loss)" in earlier periods. The amounts for the years ended December 31, net of tax, are as follows:

                                                                                                                   Accumulated other
                                                                                                                     Comprehensive
                                                                                                                     Income (Loss)
                                                                     Deferred                         Deferred       Related to Net
                                                   Net Unrealized     policy       Policyholders'    Income Tax       Unrealized
                                                   Gains (Losses)   Acquisition       Account        (Liability)      Investment
                                                   on Investments      Costs          Balances         Benefit       Gains (Losses)
                                                   --------------   ----------     --------------    -----------   -----------------
                                                                                   (in thousands)
Balance, January 1, 2002                             $   11,738     $   (7,134)      $    1,214       $   (2,094)      $    3,724
   Net investment gains on investments
   arising during the period                              3,607             --               --           (1,299)           2,308

   Reclassification adjustment for losses
   included in net income                                12,690             --               --           (4,568)           8,122

   Impact of net unrealized investment
   gains on deferred policy acquisition costs                --         (9,128)                            3,286           (5,842)

   Impact of net unrealized investment gains on
   policyholders' account balances                                                        2,161             (778)           1,383
                                                     ----------     ----------       ----------       ----------       ----------
Balance, December 31, 2002                               28,035        (16,262)           3,375           (5,453)           9,695
   Net investment gains on investments
   arising  during the period                             7,160             --               --           (2,577)           4,583

   Reclassification adjustment for losses
   included in net income                                 1,123             --               --             (404)             719

   Impact of net unrealized investment
   gains on deferred policy acquisition costs                --         (3,662)                            1,318           (2,344)

   Impact of net unrealized investment gains on
   policyholders' account balances                           --             --              821             (296)             525
                                                     ----------     ----------       ----------       ----------       ----------
Balance, December 31, 2003                               36,318        (19,924)           4,196           (7,412)          13,178
   Net investment gains on investments
   arising  during the period                            (4,798)                                           2,043           (2,755)

   Reclassification adjustment for losses
   included in net income                                (2,024)                                             708           (1,316)

   Impact of net unrealized investment gains on
   deferred policy acquisition costs                                     8,075                            (3,026)           5,049

   Impact of net unrealized investment
   gains on policyholders' account balances                                              (1,465)             555             (910)
                                                     ----------     ----------       ----------       ----------       ----------
Balance, December 31, 2004                           $   29,496     $  (11,849)      $    2,731       $   (7,132)      $   13,246
                                                     ==========     ==========       ==========       ==========       ==========

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

4. DEFERRED POLICY ACQUISITION COSTS

The balance of and changes in deferred policy acquisition costs for the year ended December 31, are as follows:

                                                       2004            2003            2002
                                                    ---------       ---------       ---------
                                                                  (in thousands)
Balance, beginning of year                          $ 176,529       $ 137,053       $ 118,975
Capitalization of commissions, sales and issue         21,374          60,669          51,974
expenses
Amortization                                          (23,147)        (17,531)        (24,768)
Change in unrealized investment gains                   8,463          (3,662)         (9,128)
                                                    ---------       ---------       ---------
Balance, end of year                                $ 183,219       $ 176,529       $ 137,053
                                                    =========       =========       =========


Deferred acquisition costs in 2004 include reductions in capitalization and amortization related to the reinsurance expense allowances resulting from the coinsurance treaty with Prudential Arizona Reinsurance Captive Company or, "PARCC," discussed in Note 13 below. Ceded capitalization and amortization relating to this treaty included in the above table amounted to $37 million and $3 million, respectively, in 2004.

5. POLICYHOLDERS' LIABILITIES

Future policy benefits at December 31 are as follows:

                                                2004          2003
                                              --------      --------
                                                  (in thousands)

            Life insurance                    $183,736      $154,410
            Individual Annuities                 5,937         4,342
                                              --------      --------
            Total future policy benefits      $189,673      $158,752
                                              ========      ========

Life insurance liabilities include reserves for death benefits and other policy benefits. Annuity liabilities include reserves for annuities that are in payout status.

Future policy benefits for life insurance are based on the net level premium method, calculated using the guaranteed mortality and nonforfeiture rates, which range from 2.50% to 7.50%.

Future policy benefits for individual annuities are equal to the aggregate of 1) the present value of expected future payments on the basis of actuarial assumptions established at issue, and 2) any premium deficiency reserves. Assumptions as to mortality are based on the Company's experience when the basis of the reserve is established. The interest rates used in the determination of the individual annuities reserves range from 4.75% to 8.75%, with less than 10% of the reserves based on an interest rate in excess of 8%.

Policyholders' account balances at December 31 are as follows:

                                                    2004          2003
                                                  --------      --------
                                                       (in thousands)

       Interest-sensitive life contracts          $432,460      $390,044
       Individual annuities                        363,961       285,779
                                                  --------      --------
       Total policyholders' account balances      $796,421      $675,823
                                                  ========      ========

Policyholders' account balances for interest-sensitive life and individual annuities represent an accumulation of account deposits plus credited interest less withdrawals, expenses and mortality charges, if applicable. Interest crediting rates range from 2.97% to 5.90% for interest-sensitive life contracts. Interest crediting rates for individual annuities range from 1.50% to 11.00%.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

6. REINSURANCE

The Company participates in reinsurance with Prudential Insurance, PARCC and other companies, in order to provide greater diversification of business, provide additional capacity for future growth and limit the maximum net loss potential arising from large risks. Life reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term and coinsurance. Reinsurance ceded arrangements do not discharge the Company as the primary insurer. Ceded balances would represent a liability of the Company in the event the reinsurers were unable to meet their obligations to the Company under the terms of the reinsurance agreements. The likelihood of a material reinsurance liability reassumed by the Company is considered to be remote.

Reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured long-duration contracts are accounted for over the life of the underlying reinsured contracts using assumptions consistent with those used to account for the underlying contracts. Amounts recoverable from reinsurers, for both long and short duration reinsurance arrangements, are estimated in a manner consistent with the claim liabilities and policy benefits associated with the reinsured policies.

Reinsurance amounts included in the Statement of Operations and Comprehensive Income for the years ended December 31 are below.

                                                        2004          2003          2002
                                                     ---------     ---------     ---------
                                                                 (in thousands)
Direct premiums and policy charges and fee income    $ 147,511     $ 119,381     $ 104,180
Reinsurance ceded                                      (37,817)      (11,180)       (5,415)
                                                     ---------     ---------     ---------
Premiums and policy charges and fee income           $ 109,694     $ 108,201     $  98,765

Policyholders' benefits ceded                        $  20,028     $  11,223     $  12,929
                                                     ---------     ---------     ---------

Reinsurance premiums ceded for interest-sensitive life products is accounted for as a reduction of policy charges and fee income. Reinsurance ceded for term insurance products is accounted for as a reduction of premiums.

Reinsurance recoverables, included in the Company's Statements of Financial Position, at December 31, 2004 and 2003 were $67 million and $18 million, respectively.

During 2004, the Company entered into reinsurance contracts with affiliates covering the entire life in force. As a result, all reinsurance contracts are with affiliates as of December 31, 2004. These contracts are described further in Note 13, below.

The gross and net amounts of life insurance in force at December 31, were as follows:

                                             2004             2003             2002
                                         ------------     ------------     ------------
                                                         (in thousands)
Life insurance face amount in force      $ 42,903,082     $ 31,868,113     $ 21,119,708
Ceded to other companies                  (37,708,317)     (17,782,119)      (9,866,510)
                                         ------------     ------------     ------------
Net amount of life insurance in force    $  5,194,765     $ 14,085,994     $ 11,253,198
                                         ============     ============     ============

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

7. INCOME TAXES

The components of income taxes for the years ended December 31, are as follows:

                                               2004         2003         2002
                                             --------     --------     --------
                                                       (in thousands)
      Current tax (benefit) expense:
         U.S                                 $ 14,639     $(15,103)    $ (8,975)
         State and local                          (55)          --          258

                                             --------     --------     --------
       Total                                   14,584      (15,103)      (8,717)
                                             --------     --------     --------

      Deferred tax expense (benefit):
         U.S                                   (2,640)      23,735        3,918
         State and local                       (1,576)         302         (360)
                                             --------     --------     --------
         Total                                 (4,216)      24,037        3,558
                                             --------     --------     --------

       Total income tax expense (benefit)    $ 10,368     $  8,934     $ (5,159)
                                             ========     ========     ========

The income tax expense for the years ended December 31, differs from the amount computed by applying the expected federal income tax rate of 35% to income from operations before income taxes and cumulative effect of accounting change for the following reasons:

                                               2004         2003         2002
                                             --------     --------     --------
                                                       (in thousands)

      Expected federal income tax expense    $ 12,589     $ 10,343     $  3,573
      State and local income taxes             (1,060)         197          (66)
      Non taxable investment income            (1,240)      (2,583)      (8,505)
      Other                                        79          977         (161)
                                             --------     --------     --------
      Total income tax expense (benefit)     $ 10,368     $  8,934     $ (5,159)
                                             ========     ========     ========

Deferred tax assets and liabilities at December 31, resulted from the items listed in the following table:

                                                 2004       2003
                                               -------    -------
                                                  (in thousands)
      Deferred tax assets
         Net operating loss                    $    --    $ 1,074
         Investments                             1,661      1,673
         Other                                     841        204
                                               -------    -------
         Deferred tax assets                     2,502      2,951
                                               -------    -------

      Deferred tax liabilities
         Insurance reserves                    $ 3,249    $ 7,420
         Deferred acquisition costs             46,936     48,271
         Net unrealized gains on securities     10,324     13,075
         Other                                   3,209         --
                                               -------    -------
         Deferred tax liabilities               63,718     68,766
                                               -------    -------

      Net deferred tax liability               $61,216    $65,815
                                               =======    =======

Management believes that based on its historical pattern of taxable income, the Company will produce sufficient income in the future to realize its deferred tax assets after valuation allowance. Adjustments to the valuation allowance will be made if there is a change in management's assessment of the amount of the deferred tax asset that is realizable. At December 31, 2003 the Company had state operating loss carryforwards of $70 million.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

7. INCOME TAXES (continued)

The Internal Revenue Service (the "Service") has completed all examinations of the consolidated federal income tax returns through 1996. Tax years 1997 through 2001 are currently under examination. Management believes sufficient provisions have been made for potential adjustments.

8. CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS

The Company issues traditional variable annuity contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issues variable annuity contracts with general and separate account options where the Company contractually guarantees to the contractholder a return of no less than (a) total deposits made to the contract less any partial withdrawals ("return of net deposits"), (b) total deposits made to the contract less any partial withdrawals plus a minimum return ("minimum return"), or (c) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary ("anniversary contract value"). These guarantees include benefits that are payable in the event of death or annuitization.

The Company also issues annuity contracts with market value adjusted investment options ("MVAs"), which provide for a return of principal plus a fixed rate of return if held to maturity, or, alternatively, a "market adjusted value" if surrendered prior to maturity. The market value adjustment may result in a gain or loss to the Company, depending on crediting rates or an indexed rate at surrender, as applicable.

In addition, the Company issues variable life, variable universal life and universal life contracts where the Company contractually guarantees to the contractholder a death benefit even when there is insufficient value to cover monthly mortality and expense charges, whereas otherwise the contract would typically lapse ("no lapse guarantee"). Variable life and variable universal life contracts are offered with general and separate account options.

The assets supporting the variable portion of both traditional variable annuities and certain variable contracts with guarantees are carried at fair value and reported as "Separate account assets" with an equivalent amount reported as "Separate account liabilities." Amounts assessed against the contractholders for mortality, administration, and other services are included within revenue in "Policy charges and fee income" and changes in liabilities for minimum guarantees are generally included in "Policyholders' benefits." In 2004 there were no gains or losses on transfers of assets from the general account to a separate account.

For those guarantees of benefits that are payable in the event of death, the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. For guarantees of benefits that are payable at annuitization, the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. The Company's contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed may not be mutually exclusive.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

8. CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS (continued)

As of December 31, 2004, the Company had the following guarantees associated with these contracts, by product and guarantee type:

                                                                             December 31, 2004
                                                                --------------------------------------------
                                                                 In the Event of          At Annuitization /
                                                                      Death                  Accumulation
                                                                --------------------------------------------
   Variable Annuity Contracts                                             (dollars in thousands)
   Return of Net Deposits
   Account value                                                     $ 253,843                      N/A
   Net amount at risk                                                $     395                      N/A
   Average attained age of contractholders                            61 years                      N/A

   Minimum return or anniversary contract value
   Account value                                                     $ 743,506                  $68,612
   Net amount at risk                                                $  67,040                       $0
   Average attained age of contractholders                            63 years                       56
   Average period remaining until earliest expected                        N/A                6.5 years
   annuitization


                                                                  Unadjusted Value         Adjusted Value
   Market value adjusted annuities
                                                                -------------------    ---------------------

   Account value                                                       $34,053                  $35,885


                                                                  December 31, 2004
                                                                ----------------------
                                                                   In the Event of
                                                                        Death
                                                                ----------------------
   Variable Life,  Variable  Universal Life and Universal Life  (dollars in thousands)
   Contracts
   No Lapse Guarantees
   Separate account value                                            $  417,967
   General account value                                             $   65,494
   Net amount at risk                                                $5,329,909
   Average attained age of contractholders                             42 years

Account balances of variable annuity contracts with guarantees were invested in separate account investment options as follows:

                                                        December 31, 2004
                                                       ------------------
                                                          (in thousands)

      Equity funds ..................................        $552,820
      Bond funds ....................................          78,373
      Balanced funds ................................          21,584
      Money market funds ............................          23,605
      Specialty funds ...............................              81
                                                             --------
           Total ....................................        $676,463
                                                             ========

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

8. CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS (continued)

The total amount of funds invested in separate account investment options for variable life, variable universal life and universal life contracts with guarantees was $418 million at December 31, 2004.

In addition to the above mentioned amounts invested in separate account investment options, $321 million of account balances of variable annuity contracts with guarantees (inclusive of contracts with MVA features) were invested in general account investment options.

Liabilities For Guarantee Benefits

The table below summarizes the changes in general account liabilities for guarantees on variable contracts. The liabilities for guaranteed minimum death benefits ("GMDB") and guaranteed minimum income benefits ("GMIB") are included in "Future policy benefits" and the related changes in the liabilities are included in "Policyholders' benefits."

                                                     Guaranteed Minimum
                                                    Death Benefit (GMDB)
                                                    --------------------
                                                       (in thousands)

               Balance as of January 1, 2004 ......      $ 1,633

                 Incurred guarantee benefits ......          762

                 Paid guarantee benefits ..........       (1,154)
                                                         -------
               Balance as of December 31, 2004 ....      $ 1,241
                                                         =======

The GMDB liability is determined each period end by estimating the accumulated value of a percentage of the total assessments to date less the accumulated value of the death benefits in excess of the account balance. The percentage of assessments used is chosen such that, at issue, the present value of expected death benefits in excess of the projected account balance and the percentage of the present value of total expected assessments over the lifetime of the contracts are equal. The Company regularly evaluates the estimates used and adjusts the GMDB liability balance, with a related charge or credit to earnings, if actual experience or other evidence suggests that earlier assumptions should be revised.

The present value of death benefits in excess of the projected account balance and the present value of total expected assessments for GMDB's were determined over a reasonable range of stochastically generated scenarios. For variable annuities and variable universal life, 5,000 scenarios were stochastically generated and, from these, 200 scenarios were selected using a sampling technique. For variable life, various scenarios covering a reasonable range were weighted based on a statistical lognormal model. For universal life, 10,000 scenarios were stochastically generated and, from these, 100 were selected.

Sales Inducements

The Company defers sales inducements and amortizes them over the anticipated life of the policy using the same methodology and assumptions used to amortize deferred policy acquisition costs. These deferred sales inducements are included in "Other assets." The Company offers various types of sales inducements. These inducements include: (i) a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's initial deposit and (ii) additional interest credits after a certain number of years a contract is held. Changes in deferred sales inducements are as follows:

                                                    Sales Inducements
                                                    -----------------
                                                     (in thousands)

              Balance as of January 1, 2004 ......      $  7,879

                Capitalization ...................         4,461

                Amortization .....................        (1,225)
                                                        --------
              Balance as of December 31, 2004 ....      $ 11,115
                                                        ========

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

9. STATUTORY NET INCOME AND SURPLUS AND DIVIDEND RESTRICTIONS

The Company is required to prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the New Jersey Department of Banking and Insurance. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions and valuing investments, deferred taxes, and certain assets on a different basis.

Statutory net income (loss) of the Company amounted to $57 million, $(60) million, and $(45) million for the years ended December 31, 2004, 2003 and 2002, respectively. Statutory surplus of the Company amounted to $148 million and $90 million at December 31, 2004 and 2003, respectively. The statutory losses in 2003, and 2002 were primarily attributed to the surplus strain from new business, which results from higher commissions and selling expenses, which are not deferred under statutory accounting, and from increases to reserves. During 2004, the Company obtained reinsurance on the term life business from a captive affiliate, mitigating the surplus strain on that business. The agreement is discussed further in Note 13.

In March 1998, the NAIC adopted the Codification of Statutory Accounting Principles guidance or, "Codification," which replaced the current Accounting Practices and Procedures manual as the NAIC's primary guidance on statutory accounting as of January 1, 2001. Codification provided guidance for areas where statutory accounting had been silent and changed current statutory accounting in certain areas. The Company adopted the Codification guidance effective January 1, 2001. As a result of these changes, the Company reported an increase to statutory surplus of $7 million, primarily relating to the recognition of deferred tax assets.

The Company is subject to New Jersey law. The maximum amount of dividends, which can be paid by State of New Jersey insurance companies to shareholders without prior approval of the Insurance Commissioner, is subject to N.J.S.A.17:27A-4.c(2)(b). There have been no dividend payments to the Company's parent in 2004, 2003 or 2002. However, the Company received a $40 million capital contribution from its Parent during 2003.

10. FAIR VALUE OF FINANCIAL INSTRUMENTS

The fair values presented below have been determined by using available market information and by applying valuation methodologies. Considerable judgment is applied in interpreting data to develop the estimates of fair value. These fair values may not be realized in a current market exchange. The use of different market assumptions and/or estimation methodologies could have a material effect on the fair values. The methods and assumptions discussed below were used in calculating the fair values of the instruments. See Note 11 for a discussion of derivative instruments.

Fixed maturities

The fair values of public fixed maturity securities are based on quoted market prices or estimates from independent pricing services. However, for investments in private placement fixed maturity securities, this information is not available. For these private investments, the fair value is determined typically by using a discounted cash flow model, which considers current market credit spreads for publicly traded issues with similar terms by companies of comparable credit quality, and an additional spread component for the reduced liquidity associated with private placements. This additional spread component is determined based on surveys of various third party financial institutions. Historically, changes in estimated future cash flows or the assessment of an issuer's credit quality have been the more significant factors in determining fair values.

Policy loans

The fair value of policy loans is calculated using a discounted cash flow model based upon current U.S. Treasury rates and historical loan repayment patterns.

Investment contracts

For individual deferred annuities and other deposit liabilities, fair value approximates carrying value.

Derivative financial instruments

See note 11 for disclosure of fair value on these instruments.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

10. FAIR VALUE OF FINANCIAL INSTRUMENTS (continued)

The following table discloses the carrying amounts and fair values of the Company's financial instruments at December 31:

                                                          2004                            2003
                                               --------------------------      --------------------------
                                                Carrying                        Carrying
                                                 Value         Fair Value        Value         Fair Value
                                               ----------      ----------      ----------      ----------
                                                                     (in thousands)
 Financial assets:

    Fixed  maturities, available for sale      $  903,685      $  903,685      $  782,685      $  782,685
    Policy loans                                  153,359         175,090         154,659         179,308
    Short-term investments                         44,549          44,549          44,571          44,571
    Cash and cash equivalents                     108,117         108,117          72,547          72,547
    Separate account assets                     2,112,866       2,112,866       1,926,301       1,926,301

 Financial liabilities:
    Investment contracts                       $  398,615      $  398,615      $  312,635      $  312,635
    Cash collateral for loaned securities          74,527          74,527          78,855          78,855
    Securities sold under agreementS
        to repurchase                              24,754          24,754          14,483          14,483
    Separate account liabilities                2,112,866       2,112,866       1,926,301       1,926,301

11. DERIVATIVE INSTRUMENTS

Types of Derivative Instruments

Interest rate swaps are used by the Company to manage interest rate exposures arising from mismatches between assets and liabilities (including duration mismatches) and to hedge against changes in the value of assets it anticipates acquiring and other anticipated transactions and commitments. Swaps may be specifically attributed to specific assets or liabilities or may be based on a portfolio basis. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts calculated by reference to an agreed upon notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. Cash is paid or received based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty at each due date.

Exchange-traded futures and options are used by the Company to reduce market risks from changes in interest rates, to alter mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, and to hedge against changes in the value of securities it owns or anticipates acquiring or selling. In exchange-traded futures transactions, the Company agrees to purchase or sell a specified number of contracts, the values of which are determined by the values of designated classes of securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures and options with regulated futures commissions merchants who are members of a trading exchange.

Futures typically are used to hedge duration mismatches between assets and liabilities. Futures move substantially in value as interest rates change and can be used to either modify or hedge existing interest rate risk. This strategy protects against the risk that cash flow requirements may necessitate liquidation of investments at unfavorable prices resulting from increases in interest rates. This strategy can be a more cost effective way of temporarily reducing the Company's exposure to a market decline than selling fixed income securities and purchasing a similar portfolio when such a decline is believed to be over.

Credit Risk

The Company is exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. The credit exposure of the Company's over-the-counter derivative transactions is represented by the fair value (market value) of contracts with a positive fair value (market value) at the reporting date. Because exchange-traded futures and options are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has little exposure to credit-related losses in the event of nonperformance by counterparties to such financial instruments.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

11. DERIVATIVE INSTRUMENTS (continued)

The Company manages credit risk by entering into transactions with creditworthy counterparties and obtaining collateral where appropriate and customary. In addition, the Company enters into over-the-counter swaps pursuant to master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Likewise, the Company effects exchange-traded futures and options through regulated exchanges and these positions are marked to market on a daily basis.

12. CONTINGENCIES AND LITIGATION AND REGULATORY MATTERS

Contingencies

On an ongoing basis, our internal supervisory and control functions review the quality of our sales, marketing and other customer interface procedures and practices and may recommend modifications or enhancements. In certain cases, if appropriate, we may offer customers remediation and may incur charges, including the cost of such remediation, administrative costs and regulatory fines.

It is possible that the results of operations or the cash flow of the Company in a particular quarterly or annual period could be materially affected as a result of payments in connection with the matters discussed above depending, in part, upon the results of operations or cash flow for such period. Management believes, however, that the ultimate payments in connection with these matters should not have a material adverse effect on the Company's financial position.

Litigation and Regulatory Proceedings

The Company is subject to legal and regulatory actions in the ordinary course of its businesses, which may include class action lawsuits. Pending legal and regulatory actions include proceedings relating to aspects of the businesses and operations that are specific to the Company and that are typical of the businesses in which the Company operates. Class action and individual lawsuits may involve a variety of issues and/or allegations, which include sales practices, underwriting practices, claims payment and procedures, premium charges, policy servicing and breach of fiduciary duties to customers. We may also be subject to litigation arising out of our general business activities, such as our investments and third party contracts. In certain of these matters, the plaintiffs may seek large and/or indeterminate amounts, including punitive or exemplary damages.

The  Company  has  received  formal  requests  for  information  relating to its variable annuity business from regulators, including, among others, the Securities and Exchange Commission and the State of New York Attorney General's office. As part of a broad initiative by the NAIC, the Company has received a request for information from the New Jersey Department of Banking and Insurance related to producer compensation and fee arrangements. It is possible that other regulators will issue similar requests.

The Company's litigation is subject to many uncertainties, and given the complexity and scope, the outcomes cannot be predicted. It is possible that the results of operations or the cash flow of the Company in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of litigation and regulatory matters. Management believes, however, that the ultimate outcome of all pending litigation and regulatory matters should not have a material adverse effect on the Company's financial position.

13. RELATED PARTY TRANSACTIONS

The Company has extensive transactions and relationships with Prudential Insurance and other affiliates. It is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties.

Expense Charges and Allocations

Many of the Company's expenses are allocations or charges from Prudential Insurance or other affiliates. These expenses can be grouped into the following categories: general and administrative expenses and agency distribution expenses.

The Company's general and administrative expenses are charged to the Company using allocation methodologies based on business processes. Management believes that the methodology is reasonable and reflects costs incurred by Prudential Insurance to process transactions on behalf of the Company. The Company operates under service and lease agreements whereby services of officers and employees, supplies, use of equipment and office space are provided by Prudential Insurance. Beginning in 2003, general and administrative expenses include allocations of stock compensation expenses related to a stock option program and a deferred compensation program issued by Prudential Financial.

The Company is charged distribution expenses from Prudential Insurance's agency network for both its domestic life and annuity products through a transfer pricing agreement, which is intended to reflect a market based pricing arrangement.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

13. RELATED PARTY TRANSACTIONS (Continued)

Affiliated Asset Management Fee Income

Beginning October 1, 2002, in accordance with a servicing agreement with Prudential Investments LLC, the Company receives fee income from policyholder account balances invested in the Prudential Series Funds ("PSF"). These revenues are recorded as "Asset management fees" in the Statements of Operations and Comprehensive Income.

Corporate Owned Life Insurance

The Company has sold two Corporate Owned Life Insurance ("COLI") policies to Prudential Insurance. The cash surrender value included in separate accounts was $462 million and $430 million at December 31, 2004 and December 31, 2003, respectively. Fees related to the COLI policies were $4 million, $3 million and $7 million for the years ending December 31, 2004, 2003 and 2002, respectively.

Reinsurance with Affiliates

PARCC

In September 2004, the Company entered into an agreement to reinsure its term life insurance with an affiliated company, PARCC. The Company reinsures with PARCC 90 percent of the risks under such policies through an automatic and facultative coinsurance agreement. The Company is not relieved of its primary obligation to the policyholder as a result of these reinsurance transactions.

The coinsurance agreement with PARCC also replaces the yearly renewable term agreements with external reinsurers that were previously in effect on this block of business. There was no net cost associated with the initial transaction. Reinsurance recoverables related to this agreement were $56 million as of December 31, 2004.

Prudential Insurance

In December 2004, the Company recaptured the excess of loss reinsurance agreement with Prudential and replaced it with a revised yearly renewable term agreement to reinsure all risks, not otherwise reinsured. Reinsurance recoverables related to this agreement were $8 million as of December 31, 2004. The Company is not relieved of its primary obligation to the policyholder as a result of these reinsurance transactions.

Affiliated premiums ceded from these life reinsurance agreements for the periods ended December 31, 2004, 2003, and 2002 were $27 million, $1 million, and $1 million, respectively. Affiliated benefits ceded for the periods ended December 31, 2004, 2003, and 2002 from these life reinsurance agreements are $16 million in 2004, $0 in 2003, and $8 million in 2002.

Debt Agreements

The Company and its parent, Pruco Life, have a revolving line of credit facility of up to $800 million with Prudential Funding, LLC, a wholly owned subsidiary of Prudential Insurance. The total of asset-based financing and borrowing under this credit facility for the Company and its parent cannot be more than $800 million. As of December 31, 2004 and 2003, there was $99 million and $93 million, respectively, of asset-based financing. There is no outstanding debt to Prudential Funding, LLC as of December 31, 2004 or December 31, 2003.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

14. QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

The unaudited quarterly results of operations for the years ended December 31, 2004 and 2003 are summarized in the table below:

                                                                      Three months ended
                                                ------------------------------------------------------------------
                                                  March 31          June 30         September 30      December 31
                                                ------------------------------------------------------------------
2004                                                                      (in thousands)
Total revenues                                  $     44,907      $     46,297      $     40,500      $     39,297
Total benefits and expenses                           35,106            39,646            33,536            26,746
Income from operations before income taxes
and cumulative effect of accounting change             9,801             6,651             6,964            12,551
Net income                                             6,912             4,774             6,432             7,297
                                                ------------------------------------------------------------------

                                                ------------------------------------------------------------------
2003                                                                       (in thousands)
Total revenues                                  $     35,410      $     42,421      $     38,893      $     41,533
Total benefits and expenses                           32,104            33,770            33,297            29,535
Income from operations before income taxes
and cumulative effect of accounting change             3,306             8,651             5,596            11,998
Net income                                             2,633             5,932             3,229             8,823

             Report of Independent Registered Public Accounting Firm

To the Board of Directors and Stockholder of Pruco Life Insurance Company of New Jersey

In our opinion, the financial statements listed in the accompanying index present fairly, in all material respects, the financial position of Pruco Life Insurance Company of New Jersey (an indirect, wholly-owned subsidiary of The Prudential Insurance Company of America) at December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2, the Company adopted American Institute of Certified Public Accountants Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" as of January 1, 2004, and the fair value provisions of Statement of Financial Accounting Standards No. 123, "Accounting for Stock Based Compensation" as of January 1, 2003.


PricewaterhouseCoopers LLP
New York, New York
March 25, 2005